UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number: 811-21335

Exact name of registrant as specified in charter:
Optimum Fund Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Item 1. Reports to Stockholders

Optimum Fund Trust

November 27, 2009

This brochure accompanies a semiannual report for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust. You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the Funds. Prospectuses for Optimum Fund Trust are available from your financial advisor, online at www.optimummutualfunds.com, or by phone at 800 914-0278. Please read the prospectus carefully before you invest or send money. The figures in the semiannual report for Optimum Fund Trust represent past results, which are not a guarantee of future results. The return and principal value of an investment in a Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small-Mid Cap Growth Fund

Optimum Small-Mid Cap Value Fund

Semiannual Report
September 30, 2009

Table of contents

> Disclosure of Fund expenses	1

> Sector/Country allocations, credit quality breakdown and top 10 holdings	3

> Financial statements

Statements of net assets	7

Statements of assets and liabilities	49

Statements of operations	50

Statements of changes in net assets	51

Financial highlights	54

Notes to financial statements	78

> Other Fund information	93

> About the organization	100

It is currently anticipated that Lincoln National Corporation will complete its sale of Delaware Management Holdings, Inc. and its subsidiaries (also known by the marketing name of Delaware Investments) to Macquarie Group on or about December 31, 2009. Please see your Funds’ prospectus and any supplements thereto for more complete information.

Investments in Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

The views expressed in this report are as of Sept. 30, 2009, and are subject to change at any time based on market or other conditions. The portfolios are actively managed and current holdings may differ.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks are the property of their respective owners.

Disclosure of Fund expenses

For the period April 1, 2009 to September 30, 2009

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 to September 30, 2009.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Optimum Fixed Income Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/09 to
	4/1/09	9/30/09	Ratio	9/30/09*
Actual Fund Return
Class A	$1,000.00	$1,198.80	1.28%	$7.06
Class B	1,000.00	1,196.00	1.93%	10.62
Class C	1,000.00	1,194.50	1.93%	10.62
Institutional Class	1,000.00	1,201.60	0.93%	5.13
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.65	1.28%	$6.48
Class B	1,000.00	1,015.39	1.93%	9.75
Class C	1,000.00	1,015.39	1.93%	9.75
Institutional Class	1,000.00	1,020.41	0.93%	4.71

Optimum International Fund
Expense Analysis of an Investment of $1,000
				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/09 to
	4/1/09	9/30/09	Ratio	9/30/09*
Actual Fund Return
Class A	$1,000.00	$1,476.70	1.76%	$10.93
Class B	1,000.00	1,473.50	2.41%	14.94
Class C	1,000.00	1,471.30	2.41%	14.93
Institutional Class	1,000.00	1,480.80	1.41%	8.77
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,016.24	1.76%	$8.90
Class B	1,000.00	1,012.99	2.41%	12.16
Class C	1,000.00	1,012.99	2.41%	12.16
Institutional Class	1,000.00	1,018.00	1.41%	7.13

(continues)     1

Disclosure of Fund expenses

Optimum Large Cap Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/09 to
	4/1/09	9/30/09	Ratio	9/30/09*
Actual Fund Return
Class A	$1,000.00	$1,360.50	1.61%	$9.53
Class B	1,000.00	1,356.60	2.26%	13.35
Class C	1,000.00	1,356.60	2.26%	13.35
Institutional Class	1,000.00	1,364.30	1.26%	7.47
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,017.00	1.61%	$8.14
Class B	1,000.00	1,013.74	2.26%	11.41
Class C	1,000.00	1,013.74	2.26%	11.41
Institutional Class	1,000.00	1,018.75	1.26%	6.38

Optimum Large Cap Value Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/09 to
	4/1/09	9/30/09	Ratio	9/30/09*
Actual Fund Return
Class A	$1,000.00	$1,355.80	1.56%	$9.21
Class B	1,000.00	1,351.30	2.21%	13.03
Class C	1,000.00	1,351.30	2.21%	13.03
Institutional Class	1,000.00	1,358.30	1.21%	7.15
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,017.25	1.56%	$7.89
Class B	1,000.00	1,013.99	2.21%	11.16
Class C	1,000.00	1,013.99	2.21%	11.16
Institutional Class	1,000.00	1,019.00	1.21%	6.12

“Expenses Paid During Period” are equal to a Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Optimum Small-Mid Cap Growth Fund
Expense Analysis of an Investment of $1,000
				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/09 to
	4/1/09	9/30/09	Ratio	9/30/09*
Actual Fund Return
Class A	$1,000.00	$1,451.20	1.90%	$11.68
Class B	1,000.00	1,445.50	2.55%	15.63
Class C	1,000.00	1,445.50	2.55%	15.63
Institutional Class	1,000.00	1,452.20	1.55%	9.53
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,015.54	1.90%	$9.60
Class B	1,000.00	1,012.28	2.55%	12.86
Class C	1,000.00	1,012.28	2.55%	12.86
Institutional Class	1,000.00	1,017.30	1.55%	7.84

Optimum Small-Mid Cap Value Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/09 to
	4/1/09	9/30/09	Ratio	9/30/09*
Actual Fund Return
Class A	$1,000.00	$1,537.80	1.79%	$11.39
Class B	1,000.00	1,533.00	2.44%	15.49
Class C	1,000.00	1,531.10	2.44%	15.48
Institutional Class	1,000.00	1,539.70	1.44%	9.17
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,016.09	1.79%	$9.05
Class B	1,000.00	1,012.84	2.44%	12.31
Class C	1,000.00	1,012.84	2.44%	12.31
Institutional Class	1,000.00	1,017.85	1.44%	7.28

Sector allocations and credit quality breakdown

Optimum Fixed Income Fund
As of September 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Percentage
Sector	of Net Assets
Agency Collateralized Mortgage Obligations	15.16%
Agency Mortgage-Backed Securities	13.64%
Commercial Mortgage-Backed Securities	3.72%
Convertible Bonds	0.93%
Corporate Bonds	32.26%
Banking	4.05%
Basic Industry	2.50%
Brokerage	1.64%
Capital Goods	2.05%
Communications	4.83%
Consumer Cyclical	3.42%
Consumer Non-Cyclical	3.70%
Electric	2.30%
Energy	2.85%
Finance Companies	1.37%
Insurance	1.51%
Natural Gas	0.48%
Real Estate	0.27%
Technology	0.75%
Transportation	0.54%
Foreign Agencies	1.13%
Municipal Bonds	1.03%
Non-Agency Asset-Backed Securities	2.15%
Non-Agency Collateralized Mortgage Obligations	22.27%
Regional Agencies	0.16%
Regional Authorities	0.16%
Senior Secured Loans	1.32%
Sovereign Agency	0.07%
Sovereign Debt	1.34%
Supranational Banks	1.17%
U.S. Treasury Obligations	0.42%
Common Stock	0.06%
Convertible Preferred Stock	0.25%
Preferred Stock	0.13%
Warrant	0.00%
Discount Notes	2.98%
Securities Lending Collateral	4.26%
Total Value of Securities	104.61%
Obligation to Return Securities Lending Collateral	(4.46%)
Liabilities Net of Receivables and Other Assets	(0.15%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	24.39%
AA	3.59%
A	14.15%
BBB	24.79%
BB	11.90%
B	14.40%
CCC	6.33%
Not Rated	0.45%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Country/Sector allocations

Optimum International Fund
As of September 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Percentage
Country	of Net Assets
Common Stock by Country	98.72%
Australia	6.32%
Austria	0.15%
Belgium	0.88%
Bermuda	0.09%
Brazil	0.58%
Canada	5.00%
China	1.18%
Denmark	0.66%
Finland	0.69%
France	10.08%
Germany	5.08%
Hong Kong	3.72%
India	0.33%
Indonesia	0.30%
Ireland	0.23%
Israel	0.39%
Italy	3.32%
Japan	16.79%
Luxembourg	0.92%
Malaysia	0.44%
Mexico	0.27%
Netherlands	3.10%
New Zealand	0.62%
Norway	0.21%
Philippines	0.21%
Republic of Korea	2.21%
Russia	0.97%
Singapore	2.95%
South Africa	0.76%
Spain	5.11%
Sweden	0.25%
Switzerland	5.68%
Taiwan	2.93%
Thailand	0.13%
United Kingdom	15.62%
United States	0.55%
Preferred Stock	0.35%
Rights	0.01%
Warrant	0.00%
Discount Notes	0.30%
Securities Lending Collateral	13.68%
Total Value of Securities	113.06%
Obligation to Return Securities Lending Collateral	(14.11%)
Receivables and Other Assets Net of Liabilities	1.05%
Total Net Assets	100.00%

Percentage
Common/Preferred Stock and Rights by Sector	of Net Assets
Automobiles & Components	2.03%
Banking & Finance	16.57%
Business Services	0.45%
Capital Goods	3.29%
Consumer Durables & Apparel	0.38%
Consumer Services	0.18%
Energy	10.94%
Food & Staples Retailing	9.46%
Food, Beverage & Tobacco	3.01%
Insurance	5.00%
Materials	7.56%
Media	1.55%
Pharmaceuticals & Biotechnology	9.45%
Real Estate	1.48%
Semiconductors	2.03%
Technology & Equipment	4.35%
Telecommunication Services	12.08%
Transportation & Shipping	3.88%
Utilities	5.39%
Total	99.08%

Sector allocations and top 10 holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Optimum Large Cap Growth Fund
As of September 30, 2009

Percentage
Sector	of Net Assets
Common Stock²	98.10%
Basic Industry/Capital Goods	9.96%
Business Services	9.63%
Consumer Non-Durables	9.66%
Consumer Services	5.68%
Energy	8.88%
Financials	13.21%
Health Care	12.23%
Technology	27.13%
Transportation	1.72%
Preferred Stock	0.15%
Discount Notes	1.18%
Securities Lending Collateral	7.55%
Total Value of Securities	106.98%
Obligation to Return Securities Lending Collateral	(7.75%)
Receivables and Other Assets Net of Liabilities	0.77%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Apple	4.38%
Google Class A	3.27%
JPMorgan Chase	2.63%
QUALCOMM	2.27%
Transocean (Switzerland)	1.99%
McDonald’s	1.85%
Abbott Laboratories	1.81%
Intel	1.80%
Goldman Sachs Group	1.80%
Wal-Mart Stores	1.67%

Optimum Large Cap Value Fund
As of September 30, 2009

Percentage
Sector	of Net Assets
Common Stock	99.08%
Consumer Discretionary	10.33%
Consumer Staples	11.66%
Energy	12.29%
Financials	17.83%
Health Care	10.75%
Industrials	11.90%
Information Technology	9.98%
Materials	5.56%
Telecommunications	5.50%
Utilities	3.28%
Discount Notes	1.19%
Securities Lending Collateral	7.63%
Total Value of Securities	107.90%
Obligation to Return Securities Lending Collateral	(7.84%)
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
JPMorgan Chase	3.41%
AT&T	3.01%
International Business Machines	2.46%
Chevron	2.42%
Lockheed Martin	2.22%
Pfizer	2.22%
Travelers Companies	2.15%
Kimberly-Clark	1.76%
Intel	1.73%
Phillip Morris International	1.54%

(continues)     5

Sector allocations and top 10 holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-adviser’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Optimum Small-Mid Cap Growth Fund
As of September 30, 2009

Percentage
Sector	of Net Assets
Common Stock²	98.82%
Basic Industry/Capital Goods	12.31%
Business Services	5.53%
Consumer Durables	2.85%
Consumer Non-Durables	11.11%
Consumer Services	8.25%
Energy	5.04%
Financials	8.10%
Health Care	14.05%
Real Estate	2.94%
Technology	26.30%
Transportation	2.34%
Exchange Traded Fund	0.64%
Warrants	0.00%
Discount Notes	0.96%
Securities Lending Collateral	12.99%
Total Value of Securities	113.41%
Obligation to Return Securities Lending Collateral	(13.32%)
Liabilities Net of Receivables and Other Assets	(0.09%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Polycom	1.67%
Crown Castle International	1.61%
ON Semiconductor	1.37%
Nordson	1.25%
Jarden	1.25%
TW Telecom	1.15%
Hanesbrands	1.14%
Mettler-Toledo International	1.10%
Seagate Technology	1.09%
FMC Technologies	1.07%

Optimum Small-Mid Cap Value Fund
As of September 30, 2009

Percentage
Sector	of Net Assets
Common Stock	92.80%
Basic Industry	13.43%
Business Services	7.45%
Capital Spending	9.70%
Consumer Cyclical	8.88%
Consumer Services	5.84%
Consumer Staples	2.85%
Energy	4.53%
Financial Services	11.79%
Health Care	6.09%
Real Estate	0.69%
Technology	18.42%
Transportation	1.46%
Utilities	1.67%
Discount Notes	7.26%
Securities Lending Collateral	8.82%
Total Value of Securities	108.88%
Obligation to Return Securities Lending Collateral	(9.04%)
Receivables and Other Assets Net of Liabilities	0.16%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Flextronics International	1.92%
Ethan Allen Interiors	1.70%
Albany International	1.44%
Southern Union	1.41%
Kennametal	1.25%
Donnelly (R.R.) & Sons	1.24%
Barnes Group	1.19%
Collective Brands	1.18%
Esterline Technologies	1.17%
WESCO International	1.11%

Statements of net assets

Optimum Fixed Income Fund
September 30, 2009 (Unaudited)

		Principal		Value
		Amount°		(U.S. $)
Agency Collateralized Mortgage Obligations – 15.16%
=	Fannie Mae 4.50% 9/1/39	USD	7,000,000	$7,004,375
	Fannie Mae Grantor Trust
	Series 1999-T2 A1
	7.50% 1/19/39		28,040	31,239
	Series 2001-T8 A2
	9.50% 7/25/41		14,730	16,072
	Series 2002-T4 A3
	7.50% 12/25/41		98,682	110,093
	Series 2004-T1 1A2
	6.50% 1/25/44		42,619	46,043
	Fannie Mae REMICs
	Series 1996-46 ZA
	7.50% 11/25/26		28,035	30,753
	Series 1999-19 PH
	6.00% 5/25/29		798,761	866,351
	Series 2001-14 Z
	6.00% 5/25/31		57,570	62,399
	Series 2002-90 A1
	6.50% 6/25/42		19,154	20,693
	Series 2002-90 A2
	6.50% 11/25/42		79,800	86,212
	Series 2003-122 AJ
	4.50% 2/25/28		98,505	102,053
	Series 2005-22 HE
	5.00% 10/25/33		740,000	777,276
	Series 2005-29 QD
	5.00% 8/25/33		816,000	857,494
	Series 2005-54 AK
	4.50% 9/25/32		704,334	724,505
	Series 2005-94 YD
	4.50% 8/25/33		1,480,000	1,509,261
	Series 2005-110 MB
	5.50% 9/25/35		649,385	682,323
	• Series 2007-2 SM
	6.504% 2/25/37		13,939,512	1,640,682
	Series 2007-30 OE
	0.881% 4/25/37		11,205,186	9,445,538
	Series 2008-24 ZA
	5.00% 4/25/38		16,165,743	15,958,307
	Series 2008-70 BA
	4.00% 6/25/21		7,606,430	7,877,279
	• Series 2009-2 AS
	5.454% 2/25/39		42,604,594	3,618,915
	• Series 2009-68 SA
	6.504% 9/25/39		7,000,000	669,200
	Fannie Mae Whole Loan
	Series 2004-W4 A5
	5.50% 6/25/34		3,000,000	3,102,188
	Series 2004-W9 2A1
	6.50% 2/25/44		52,714	56,950
	Series 2004-W11 1A2
	6.50% 5/25/44		149,435	161,442
	Series 2004-W15 1A1
	6.00% 8/25/44		260,495	278,079
	Freddie Mac REMICs
	Series 1730 Z
	7.00% 5/15/24		176,741	186,051
	Series 2165 PE
	6.00% 6/15/29		823,127	874,830
	Series 2326 ZQ
	6.50% 6/15/31		310,497	337,353
	Series 2497 BM
	5.00% 2/15/22		146,954	152,197
	Series 2504 J
	5.50% 5/15/16		727,607	739,432
	Series 2557 WE
	5.00% 1/15/18		732,415	780,023
	Series 2662 MA
	4.50% 10/15/31		177,465	182,764
	Series 2755 LE
	4.00% 9/15/30		557,000	571,629
	Series 2762 LG
	5.00% 9/15/32		2,000,000	2,112,700
	Series 2802 NE
	5.00% 2/15/33		700,000	738,279
	Series 2827 TE
	5.00% 4/15/33		1,335,000	1,405,741
	Series 2840 OE
	5.00% 2/15/33		1,800,000	1,883,633
	Series 2864 PE
	5.00% 6/15/33		1,095,000	1,149,314
	Series 2869 BG
	5.00% 7/15/33		224,000	236,300
	Series 2881 TE
	5.00% 7/15/33		1,080,000	1,139,628
	Series 2889 OG
	5.00% 5/15/33		117,000	122,736
	Series 2890 PC
	5.00% 7/15/30		265,000	278,365
	Series 2890 PD
	5.00% 3/15/33		1,265,000	1,329,748
	Series 2893 PD
	5.00% 2/15/33		65,000	68,385
	Series 2915 KD
	5.00% 9/15/33		447,000	471,577
	Series 2938 ND
	5.00% 10/15/33		1,050,000	1,106,934
	Series 2939 PD
	5.00% 7/15/33		665,000	701,293
	Series 2941 XD
	5.00% 5/15/33		2,690,000	2,837,172
	Series 2987 KG
	5.00% 12/15/34		1,430,000	1,504,063
	Series 3022 MB
	5.00% 12/15/28		260,000	272,708
	Series 3131 MC
	5.50% 4/15/33		445,000	475,487
	Series 3143 BC
	5.50% 2/15/36		8,000,000	8,278,721
	Series 3145 LN
	4.50% 10/15/34		1,256,331	1,318,884

(continues)     7

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
	Freddie Mac REMICs
	•Series 3211 SN
	6.957% 9/15/36	USD	10,441,107	$1,144,280
	•Series 3289 SA
	6.507% 3/15/37		10,500,308	1,120,368
	Series 3337 PB
	5.50% 7/15/30		505,000	529,328
	Series 3476 Z
	5.50% 7/15/38		10,661,138	11,213,734
w	Freddie Mac Structured
	Pass Through Securities
	Series T-54 2A
	6.50% 2/25/43		33,518	36,174
	Series T-58 2A
	6.50% 9/25/43		18,685	20,154
•	GNMA
	Series 2007-26 SW
	5.954% 5/20/37		20,668,049	1,764,231
	Series 2007-64 AI
	6.304% 10/20/37		40,518,043	3,455,638
	Series 2008-65 SB
	5.754% 8/20/38		13,689,363	1,063,331
	Series 2009-2 SE
	5.574% 1/20/39		36,734,998	2,862,468
Total Agency Collateralized
	Mortgage Obligations
	(cost $96,719,262)			110,201,375

Agency Mortgage-Backed Securities – 13.64%
	Fannie Mae
	4.50% 10/1/39		3,000,000	3,005,640
	5.50% 1/1/13		141,415	143,842
	5.50% 3/1/37		685,186	715,519
	5.50% 7/1/37		1,776,661	1,855,315
	*6.00% 7/1/38		10,838,001	11,421,220
	6.50% 8/1/17		88,147	93,987
•	Fannie Mae ARM
	5.016% 8/1/35		251,243	263,638
	5.044% 10/1/33		58,930	59,442
	5.14% 11/1/35		418,290	437,176
	5.901% 8/1/37		603,719	637,326
	6.001% 7/1/37		1,767,100	1,865,227
	Fannie Mae Relocation 30 yr
	5.00% 11/1/33		28,237	28,997
	5.00% 1/1/34		97,754	100,385
	5.00% 2/1/34		43,330	44,496
	5.00% 8/1/34		87,353	89,704
	5.00% 11/1/34		141,962	145,783
	5.00% 4/1/35		223,971	229,999
	5.00% 10/1/35		167,715	172,230
	5.00% 1/1/36		456,250	468,531
	Fannie Mae S.F. 15 yr
	4.50% 8/1/18		735,685	777,146
	4.50% 7/1/20		1,634,823	1,721,848
	5.00% 2/1/21		1,629,073	1,722,618
	5.00% 5/1/21		194,233	205,871
	Fannie Mae S.F. 20 yr
	5.50% 7/1/24		690,695	732,071
	5.50% 10/1/24		222,128	235,435
	5.50% 12/1/24		729,089	772,766
	Fannie Mae S.F. 30 yr
	4.50% 3/1/39		452,210	458,709
	5.00% 12/1/36		487,296	505,133
	5.00% 12/1/37		379,543	392,665
	5.00% 1/1/38		595,087	615,661
	5.00% 2/1/38		292,611	302,711
	5.50% 12/1/32		442,060	465,222
	5.50% 7/1/33		1,132,543	1,191,529
	5.50% 12/1/33		177,109	186,334
	*5.50% 4/1/34		2,672,752	2,812,818
	*5.50% 5/1/34		779,574	820,177
	5.50% 6/1/34		926,004	973,076
	5.50% 7/1/34		1,549,050	1,627,793
	5.50% 2/1/35		4,500,763	4,733,617
	5.50% 9/1/36		2,134,476	2,242,978
	6.00% 9/1/36		528,536	559,290
	*6.00% 4/1/38		11,817,737	12,484,404
	6.00% 8/1/38		6,119,868	6,465,105
	6.50% 11/1/33		34,206	36,848
	6.50% 2/1/36		779,851	839,206
	6.50% 3/1/36		1,360,472	1,457,250
	6.50% 6/1/36		1,604,410	1,718,541
	6.50% 8/1/36		1,072,100	1,148,364
	6.50% 11/1/36		897,939	961,814
	6.50% 4/1/37		1,105,229	1,183,159
	6.50% 8/1/37		1,488,085	1,593,011
	6.50% 10/1/37		1,323,180	1,416,478
	6.50% 11/1/37		1,235,465	1,322,578
	6.50% 2/1/38		1,894,375	2,027,842
	7.00% 2/1/38		1,473,654	1,608,702
	7.00% 3/1/38		1,347,497	1,470,984
	7.50% 3/1/32		1,581	1,765
	7.50% 4/1/32		6,945	7,754
	7.50% 6/1/32		4,786	5,343
	Fannie Mae S.F. 30 yr TBA
	4.50% 10/1/39		4,005,000	4,056,312
•	Freddie Mac ARM
	4.413% 12/1/33		118,848	120,608
	5.074% 4/1/34		7,932	8,144
	5.52% 2/1/38		1,815,235	1,911,498
	5.677% 7/1/36		279,521	294,383
	5.838% 5/1/37		1,900,043	2,010,059
	Freddie Mac Relocation 30 yr
	5.00% 9/1/33		4,317	4,434

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities (continued)
	Freddie Mac S.F. 15 yr
	4.50% 5/1/20	USD	941,957	$991,511
	5.00% 6/1/18		305,651	324,945
	Freddie Mac S.F. 20 yr
	5.50% 10/1/23		599,453	636,233
	5.50% 8/1/24		139,321	147,723
	Freddie Mac S.F. 30 yr
	5.00% 4/1/35		524,853	545,049
	5.00% 7/1/38		670,107	693,446
	6.50% 11/1/33		68,192	73,245
	6.50% 1/1/35		399,527	429,633
	6.50% 5/1/37		57,857	61,753
	6.50% 8/1/38		582,564	621,788
	7.00% 1/1/38		620,835	673,390
	Freddie Mac S.F. 30 yr TBA
	4.00% 10/1/39		2,135,000	2,110,315
	5.00% 10/1/39		1,035,000	1,069,284
*	GNMA I S.F. 30 yr
	7.00% 12/15/34		645,461	707,423
	GNMA II 6.00% 4/20/34		46,572	49,563
Total Agency Mortgage-Backed
	Securities (cost $94,307,736)			99,123,812

Commercial Mortgage-Backed Securities – 3.72%
#	American Tower Trust 144A
	Series 2007-1A AFX
	5.42% 4/15/37		420,000	415,800
	Series 2007-1A D
	5.957% 4/15/37		120,000	115,200
	Bank of America Commercial
	Mortgage Securities
	•Series 2004-3 A5
	5.578% 6/10/39		415,000	417,894
	•Series 2005-1 A5
	5.237% 11/10/42		1,040,000	1,052,231
	•Series 2005-6 AM
	5.351% 9/10/47		255,000	218,158
	Series 2006-4 A4
	5.634% 7/10/46		595,000	551,578
	•Series 2007-2 A2
	5.634% 4/10/49		3,710,000	3,682,942
	•Series 2007-3 A4
	5.837% 6/10/49		250,000	204,781
	•Series 2007-4 AM
	6.002% 2/10/51		340,000	244,071
	Bear Stearns Commercial
	Mortgage Securities
	•Series 2005-PW10 A4
	5.405% 12/11/40		875,000	860,031
	•Series 2005-T20 A4A
	5.298% 10/12/42		1,155,000	1,140,909
	•Series 2006-PW12 A4
	5.903% 9/11/38		895,000	868,898
	Series 2006-PW14 A4
	5.201% 12/11/38		1,000,000	927,624
	Series 2007-PW15 A4
	5.331% 2/11/44		630,000	567,111
	•Series 2007-PW16 A4
	5.908% 6/11/40		320,000	292,305
w	Commercial Mortgage Pass
	Through Certificates
	•#Series 2001-J1A A2
	144A 6.457% 2/16/34		243,404	252,312
	•Series 2005-C6 A5A
	5.116% 6/10/44		550,000	523,168
	Series 2006-C7 A2
	5.69% 6/10/46		260,000	262,798
•	Credit Suisse Mortgage
	Capital Certificates
	Series 2006-C1 AAB
	5.681% 2/15/39		140,000	141,427
#	Crown Castle Towers 144A
	Series 2005-1A C
	5.074% 6/15/35		175,000	175,875
	Series 2006-1A B
	5.362% 11/15/36		675,000	676,688
	General Electric Capital
	Commercial Mortgage
	Series 2002-1A A3
	6.269% 12/10/35		325,000	344,691
	Series 2007-C1 A2
	5.417% 12/10/49		2,830,000	2,790,638
	Goldman Sachs Mortgage
	Securities II
	•Series 2004-GG2 A6
	5.396% 8/10/38		570,000	552,490
	Series 2005-GG4 A4
	4.761% 7/10/39		510,000	465,004
	Series 2005-GG4 A4A
	4.751% 7/10/39		1,215,000	1,139,059
	•Series 2006-GG6 A4
	5.553% 4/10/38		500,000	451,562
	@•#Series 2006-RR3 A1S
	144A 5.761% 7/18/56		505,000	141,400
	•Series 2007-GG10 A4
	5.999% 8/10/45		670,000	553,733
	•#Series 2007-GG10 J
	144A 5.999% 8/10/45		1,956,000	88,535
•	Greenwich Capital
	Commercial Funding
	Series 2004-GG1 A7
	5.317% 6/10/36		440,000	445,221

(continues)     9

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities (continued)
	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2002-C1 A3
	5.376% 7/12/37	USD	420,000	$432,552
	Series 2002-C2 A2
	5.05% 12/12/34		465,000	474,615
	Series 2003-C1 A2
	4.985% 1/12/37		130,000	133,588
	•Series 2005-LDP5 A4
	5.344% 12/15/44		670,000	656,532
	Series 2006-LDP9 A2
	5.134% 5/15/47		360,000	345,344
	Lehman Brothers-UBS
	Commercial Mortgage
	Trust Series 2002-C1
	A4 6.462% 3/15/31		245,000	260,467
•	Morgan Stanley Capital I
	#Series 1999-FNV1 G
	144A 6.12% 3/15/31		140,000	133,000
	Series 2007-IQ14 A4
	5.692% 4/15/49		325,000	265,819
	Series 2007-T27 A4
	5.803% 6/11/42		1,310,000	1,236,225
•#	Morgan Stanley Dean
	Witter Capital I Series
	2001-TOP1 E 144A
	7.594% 2/15/33		100,000	87,228
#	NYC Mortgage Loan Trust
	Series 1996 A3 144A
	6.75% 9/25/19		59,787	57,993
•#	STRIPs III Series 2003-1A
	AFIX 144A
	3.308% 3/24/18		759	751
	Wachovia Bank Commercial
	Mortgage Trust
	Series 2006-C28 A2
	5.50% 10/15/48		555,000	556,793
	Series 2007-C31 A2
	5.421% 4/15/47		1,880,000	1,841,663
Total Commercial Mortgage-Backed
	Securities (cost $28,555,459)			27,046,704

Convertible Bonds – 0.93%
	Advanced Micro Devices
	6.00% exercise price
	$28.08, expiration
	date 5/1/15		890,000	670,837
*	Amgen 0.375% exercise
	price $79.48, expiration
	date 2/1/13		650,000	660,563
	Beazer Homes USA
	4.625% exercise price
	$49.64, expiration
	date 6/15/24		165,000	144,375
	Bristow Group 3.00%
	exercise price $77.34,
	expiration date 6/14/38		295,000	237,106
	Century Aluminum 1.75%
	exercise price $30.54,
	expiration date 8/1/24		60,000	54,525
#	Corporate Office Properties
	144A 3.50% exercise
	price $53.12, expiration
	date 9/15/26		50,000	48,625
	Developers Diversified Realty
	3.00% exercise price
	$74.75, expiration
	date 3/15/12		190,000	168,388
	3.50% exercise price
	$64.23, expiration
	date 8/11/11		60,000	55,425
#	Digital Realty Trust 144A
	5.50% exercise price
	$43.00, expiration
	date 4/15/29		371,000	462,359
	General Cable 1.00% exercise
	price $83.93, expiration
	date 10/15/12		347,000	298,420
*#	Intel 144A 3.25% exercise
	price $22.68, expiration
	date 8/1/39		395,000	424,131
	Interpublic Group 4.25%
	exercise price $12.42,
	expiration date 3/15/23		220,000	217,525
	Level 3 Communications
	5.25% exercise price
	$3.98, expiration
	date 12/15/11		160,000	143,200
	National City 4.00% exercise
	price $482.51, expiration
	date 2/1/11		770,000	779,624
	Peabody Energy 4.75%
	exercise price $58.44,
	expiration date
	12/15/41		335,000	296,475
	ProLogis 2.25% exercise
	price $75.98, expiration
	date 4/1/37		425,000	385,156
	Sinclair Broadcast Group
	3.00% exercise price
	$19.65, expiration
	date 5/15/27		50,000	46,000
#	Sino-Forest 144A 5.00%
	exercise price $20.29,
	expiration date 8/1/13		50,000	54,063
	Transocean
	1.50% exercise price
	$168.61, expiration
	date 12/15/37		485,000	470,450

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
	Transocean
	1.625% exercise price
	$168.61, expiration
	date 12/15/37	USD	290,000	$290,000
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		395,000	344,638
#	Virgin Media 144A 6.50%
	exercise price $19.22,
	expiration date 11/15/16		468,000	492,570
Total Convertible Bonds
	(cost $6,376,277)			6,744,455

Corporate Bonds – 32.26%
Banking – 4.05%
	AgriBank 9.125% 7/15/19		800,000	866,629
•	BAC Capital Trust XIV
	5.63% 12/31/49		580,000	384,250
@•#	Banco Mercantil 144A
	6.862% 10/13/21		520,000	470,140
	Bank of America
	5.125% 11/15/14		180,000	184,138
	5.30% 3/15/17		1,040,000	999,191
	5.75% 12/1/17		160,000	159,966
	6.10% 6/15/17		1,530,000	1,541,252
	Bank of New York Mellon
	4.95% 3/15/15		310,000	330,744
	5.45% 4/1/16		575,000	615,741
	Barclays Bank
	5.20% 7/10/14		660,000	697,904
	6.75% 5/22/19		1,030,000	1,154,064
#	Barclays Bank 144A
	6.05% 12/4/17		1,625,000	1,637,956
	BB&T 6.85% 4/30/19		65,000	72,839
	BB&T Capital Trust I
	5.85% 8/18/35		265,000	228,163
	BB&T Capital Trust II
	6.75% 6/7/36		1,350,000	1,278,293
	Capital One Bank
	8.80% 7/15/19		1,035,000	1,198,444
	Capital One Capital V
	10.25% 8/15/39		850,000	941,619
	Capital One Financial
	7.375% 5/23/14		570,000	636,758
•	Citigroup Capital XXI
	8.30% 12/21/57		200,000	179,750
@#	CoBank 144A
	7.875% 4/16/18		320,000	312,033
	Credit Suisse/New York
	5.30% 8/13/19		420,000	431,470
	6.00% 2/15/18		560,000	587,259
	JPMorgan Chase Capital XVIII
	6.95% 8/17/36		550,000	529,023
	JPMorgan Chase Capital XXII
	6.45% 2/2/37		395,000	356,571
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		2,787,000	2,813,517
	KeyBank 6.95% 2/1/28		1,220,000	1,093,952
•	National City Bank
	0.684% 6/7/17		325,000	261,005
	PNC Bank 6.875% 4/1/18		720,000	771,057
	PNC Funding
	5.25% 11/15/15		150,000	153,972
	5.625% 2/1/17		195,000	192,161
@	Popular North America
	Capital Trust I
	6.564% 9/15/34		315,000	235,167
•#	Rabobank Nederland 144A
	11.00% 12/29/49		835,000	1,025,731
	Silicon Valley Bank
	5.70% 6/1/12		724,000	729,248
	6.05% 6/1/17		250,000	233,520
	U.S. Bank North America
	4.80% 4/15/15		283,000	299,349
	4.95% 10/30/14		250,000	268,494
•	USB Capital IX
	6.189% 4/15/49		1,255,000	975,763
	VTB Capital
	6.875% 5/29/18		100,000	100,250
#	VTB Capital 144A
	6.875% 5/29/18		650,000	643,500
	Wachovia
	5.625% 10/15/16		350,000	365,941
•	Wells Fargo Capital XIII
	7.70% 12/29/49		3,016,000	2,669,159
	Zions Bancorp
	5.50% 11/16/15		225,000	173,068
	*5.65% 5/15/14		195,000	149,752
	6.00% 9/15/15		145,000	114,630
	7.75% 9/23/14		405,000	362,835
				29,426,268
Basic Industry – 2.50%
	ArcelorMittal
	6.125% 6/1/18		1,003,000	989,748
	9.00% 2/15/15		245,000	282,055
	9.85% 6/1/19		480,000	568,668
	California Steel Industries
	6.125% 3/15/14		155,000	142,600
#	Compass Minerals
	International 144A
	8.00% 6/1/19		295,000	299,794
	Domtar 7.125% 8/15/15		89,000	87,665
	Dow Chemical
	8.55% 5/15/19		2,265,000	2,550,460
#	Evraz Group 144A
	8.875% 4/24/13		493,000	473,280
	9.50% 4/24/18		400,000	384,500
#	FMG Finance 144A
	10.625% 9/1/16		275,000	305,938

(continues)     11

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Freeport McMoRan
	Copper & Gold
	8.25% 4/1/15	USD	55,000	$58,571
	8.375% 4/1/17		730,000	777,620
	Georgia-Pacific
	7.70% 6/15/15		79,000	80,185
#	Georgia-Pacific 144A
	7.00% 1/15/15		100,000	99,000
	7.125% 1/15/17		128,000	125,760
	8.25% 5/1/16		290,000	302,325
*#	GTL Trade Finance 144A
	7.25% 10/20/17		602,000	638,120
	Huntsman International
	7.375% 1/1/15		465,000	424,313
	7.875% 11/15/14		422,000	395,625
	Innophos 8.875% 8/15/14		243,000	246,645
@#	Innophos Holdings 144A
	9.50% 4/15/12		145,000	142,825
	Lubrizol 8.875% 2/1/19		1,035,000	1,279,714
#	MacDermid 144A
	9.50% 4/15/17		411,000	380,175
#	Nalco 144A
	8.25% 5/15/17		310,000	327,050
•	Noranda Aluminum
	Acquisition PIK
	5.413% 5/15/15		269,602	191,417
	Norske Skog Canada
	8.625% 6/15/11		207,000	143,865
@#	Norske Skogindustrier 144A
	7.125% 10/15/33		370,000	194,250
#	Novelis 144A
	11.50% 2/15/15		215,000	218,225
#	PE Paper Escrow 144A
	12.00% 8/1/14		100,000	108,198
=@	Port Townsend
	7.32% 8/27/12		86,471	62,691
@	Potlatch 12.50% 12/1/09		315,000	317,030
	Reliance Steel & Aluminum
	6.85% 11/15/36		570,000	496,362
	Ryerson
	•7.858% 11/1/14		137,000	120,560
	12.00% 11/1/15		72,000	68,760
#	Sappi Papier Holding 144A
	6.75% 6/15/12		474,000	438,973
#	Severstal 144A
	9.75% 7/29/13		160,000	161,000
	Southern Copper
	7.50% 7/27/35		799,000	800,244
#	Steel Dynamics 144A
	8.25% 4/15/16		727,000	734,270
#	Teck Resources 144A
	10.25% 5/15/16		115,000	130,525
	10.75% 5/15/19		525,000	612,938
	United States Steel
	7.00% 2/1/18		255,000	245,273
	Vale Overseas
	6.875% 11/21/36		711,000	737,329
#	Vedanta Resources 144A
	8.75% 1/15/14		305,000	305,763
	9.50% 7/18/18		310,000	306,900
	Weyerhaeuser
	7.375% 10/1/19		420,000	419,701
				18,176,910
Brokerage – 1.64%
	Citigroup
	6.375% 8/12/14		1,620,000	1,676,641
	6.50% 8/19/13		1,520,000	1,596,980
	E*Trade Financial PIK
	12.50% 11/30/17		395,000	440,425
	Goldman Sachs Group
	5.25% 10/15/13		425,000	451,596
	5.95% 1/18/18		765,000	794,961
	6.25% 9/1/17		495,000	524,326
	6.75% 10/1/37		556,000	575,640
	Jefferies Group
	6.25% 1/15/36		195,000	156,404
	6.45% 6/8/27		1,021,000	859,356
	8.50% 7/15/19		230,000	243,831
	LaBranche
	11.00% 5/15/12		795,000	771,150
	Lazard Group
	6.85% 6/15/17		280,000	276,408
	7.125% 5/15/15		42,000	42,468
	Morgan Stanley
	5.375% 10/15/15		1,580,000	1,633,015
	5.55% 4/27/17		110,000	109,750
	6.00% 4/28/15		595,000	630,832
	6.25% 8/28/17		435,000	453,478
@#	Nuveen Investments 144A
	10.50% 11/15/15		785,000	682,950
				11,920,211
Capital Goods – 2.05%
	Allied Waste North America
	6.875% 6/1/17		305,000	322,614
	7.125% 5/15/16		1,080,000	1,140,902
	Anixter 10.00% 3/15/14		255,000	270,300
	Associated Materials
	9.75% 4/15/12		182,000	179,725
#	BAE Systems Holdings 144A
	4.95% 6/1/14		790,000	820,023
	6.375% 6/1/19		1,100,000	1,215,968
	Browning-Ferris Industries
	7.40% 9/15/35		100,000	115,037
	Building Materials
	Corp. of America
	7.75% 8/1/14		213,000	206,078
#	BWAY 144A
	10.00% 4/15/14		380,000	403,750

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
#	Case New Holland 144A
	7.75% 9/1/13	USD	175,000	$175,000
	Casella Waste Systems
	9.75% 2/1/13		298,000	277,140
#	Casella Waste Systems 144A
	11.00% 7/15/14		150,000	158,250
#	CPM Holdings 144A
	10.625% 9/1/14		85,000	88,188
	Crown Americas
	7.625% 11/15/13		405,000	411,075
#	Crown Americas 144A
	7.625% 5/15/17		195,000	197,925
	Eastman Kodak
	7.25% 11/15/13		430,000	354,750
	Graham Packaging
	9.875% 10/15/14		529,000	546,193
*	Graphic Packaging
	International
	9.50% 8/15/13		762,000	788,670
*#	Graphic Packaging
	International 144A
	9.50% 6/15/17		170,000	181,475
#	Greif 144A 7.75% 8/1/19		170,000	175,950
	Intertape Polymer
	8.50% 8/1/14		127,000	99,060
	JSG Funding
	7.75% 4/1/15		210,000	185,850
	L-3 Communications
	6.125% 7/15/13		154,000	156,695
	Moog 7.25% 6/15/18		137,000	132,205
#	Owens Brockway Glass
	Container 144A
	7.375% 5/15/16		105,000	107,888
#	Plastipak Holdings 144A
	8.50% 12/15/15		215,000	218,225
	*10.625% 8/15/19		215,000	228,975
	Pregis 12.375% 10/15/13		385,000	365,750
	RBS Global/Rexnord
	9.50% 8/1/14		130,000	126,750
	11.75% 8/1/16		169,000	153,790
#	Sealed Air 144A
	7.875% 6/15/17		100,000	105,601
*	Solo Cup 8.50% 2/15/14		325,000	312,000
	Terex 8.00% 11/15/17		255,000	235,238
	Thermadyne Holdings
	10.50% 2/1/14		223,000	191,780
	Tyco Electronics Group
	7.125% 10/1/37		1,054,000	1,086,668
	Tyco International Finance
	4.125% 10/15/14		365,000	363,733
	8.50% 1/15/19		1,235,000	1,507,913
	USG 6.30% 11/15/16		450,000	384,750
#	USG 144A 9.75% 8/1/14		65,000	68,250
#	Volvo-Votorantim
	Overseas Trading
	Operations 144A
	6.625% 9/25/19		243,000	243,304
	Waste Management
	7.375% 3/11/19		20,000	23,316
	WMX Technologies
	7.10% 8/1/26		535,000	586,324
				14,913,078
Communications – 4.83%
	Affinion Group
	11.50% 10/15/15		125,000	129,063
	America Movil Sab de CV
	5.625% 11/15/17		388,000	403,076
	AT&T 6.30% 1/15/38		400,000	420,471
*	AT&T Wireless
	8.125% 5/1/12		896,000	1,022,948
	Belo 6.75% 5/30/13		255,000	240,656
#	Cablevision Systems 144A
	8.625% 9/15/17		200,000	207,500
#	Charter Communications
	Operating 144A
	*10.00% 4/30/12		82,000	83,845
	10.375% 4/30/14		107,000	109,675
	12.875% 9/15/14		952,000	1,035,300
	Cincinnati Bell
	7.00% 2/15/15		370,000	360,750
	8.25% 10/15/17		370,000	364,681
	Comcast 4.95% 6/15/16		655,000	670,919
	Comcast Cable Holdings
	10.125% 4/15/22		329,000	416,221
#	Cox Communications 144A
	5.875% 12/1/16		410,000	431,591
	6.95% 6/1/38		360,000	389,559
	8.375% 3/1/39		795,000	983,748
*	Cricket Communications
	9.375% 11/1/14		580,000	591,600
#	Cricket Communications
	144A 7.75% 5/15/16		165,000	168,300
*	Crown Castle International
	9.00% 1/15/15		389,000	409,423
#	CSC Holdings 144A
	8.50% 4/15/14		227,000	239,485
	8.50% 6/15/15		40,000	42,200
	Deutsche Telekom
	International Finance
	5.25% 7/22/13		765,000	816,524
	6.00% 7/8/19		375,000	402,627
#	Digicel 144A
	9.25% 9/1/12		225,000	229,500
#	Digicel Group 144A
	8.875% 1/15/15		410,000	383,350
	12.00% 4/1/14		305,000	341,600
#	DigitalGlobe 144A
	10.50% 5/1/14		155,000	165,075
	DirecTV Holdings
	7.625% 5/15/16		710,000	763,250
#	DISH DBS 144A
	7.875% 9/1/19		225,000	228,375

(continues)     13

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Frontier Communications
	6.25% 1/15/13	USD	110,000	$108,350
	7.125% 3/15/19		322,000	305,095
#	Global Crossing 144A
	12.00% 9/15/15		475,000	501,125
@	Grupo Televisa
	8.49% 5/11/37	MXN	7,400,000	423,917
	Hughes Network
	Systems/Finance
	9.50% 4/15/14	USD	262,000	264,620
	Inmarsat Finance
	10.375% 11/15/12		615,000	639,600
#	Intelsat Bermuda 144A
	11.25% 2/4/17		890,000	887,775
	Intelsat Jackson Holdings
	11.25% 6/15/16		972,000	1,044,900
	Intelsat Subsidiary Holding
	8.875% 1/15/15		207,000	211,658
	Interpublic Group
	6.25% 11/15/14		468,000	445,185
#	Interpublic Group 144A
	10.00% 7/15/17		50,000	54,250
	Lamar Media
	6.625% 8/15/15		461,000	427,510
	Level 3 Financing
	9.25% 11/1/14		275,000	243,719
	12.25% 3/15/13		210,000	213,150
	LIN Television
	6.50% 5/15/13		60,000	52,800
	Lucent Technologies
	6.45% 3/15/29		227,000	173,939
#	Mediacom Capital 144A
	9.125% 8/15/19		280,000	289,100
	MetroPCS Wireless
	9.25% 11/1/14		679,000	697,673
	Nextel Communications
	7.375% 8/1/15		589,000	531,573
	Nielsen Finance
	10.00% 8/1/14		182,000	183,820
	11.50% 5/1/16		80,000	84,400
	11.625% 2/1/14		130,000	137,800
	Ω12.50% 8/1/16		200,000	158,500
#	Nielsen Finance 144A
	11.50% 5/1/16		85,000	89,675
#	NII Capital 144A
	10.00% 8/15/16		410,000	428,450
#	Nordic Telephone Holdings
	144A 8.875% 5/1/16		450,000	468,000
#	PAETEC Holding 144A
	8.875% 6/30/17		305,000	305,000
#	Qwest 144A
	8.375% 5/1/16		190,000	197,600
*	Qwest Communications
	International
	7.50% 2/15/14		350,000	347,375
	#Rainbow National Services
	144A 10.375% 9/1/14		123,000	130,073
	Shaw Communications
	5.65% 10/1/19	CAD	428,000	406,471
#	Sirius XM Radio 144A
	9.75% 9/1/15	USD	50,000	51,250
	Sprint Capital
	8.75% 3/15/32		465,000	441,750
	Sprint Nextel
	6.00% 12/1/16		1,187,000	1,065,333
	Telecom Italia Capital
	4.00% 1/15/10		301,000	303,080
	5.25% 10/1/15		1,465,000	1,518,612
	6.20% 7/18/11		50,000	53,269
	7.175% 6/18/19		685,000	765,713
	Telesat Canada
	11.00% 11/1/15		495,000	529,650
	12.50% 11/1/17		197,000	210,790
#	Terremark Worldwide 144A
	12.00% 6/15/17		195,000	213,525
	Time Warner Cable
	6.75% 7/1/18		365,000	403,912
#	TL Acquisitions 144A
	10.50% 1/15/15		230,000	218,500
#	Univision Communications
	144A 12.00% 7/1/14		220,000	237,600
#	UPC Holding 144A
	9.875% 4/15/18		170,000	179,350
	Videotron
	6.375% 12/15/15		100,000	96,000
	9.125% 4/15/18		188,000	204,450
#	Vimpelcom 144A
	9.125% 4/30/18		145,000	152,431
	Virgin Media Finance
	8.75% 4/15/14		162,000	166,050
	9.50% 8/15/16		140,000	148,050
#	Vivendi 144A
	5.75% 4/4/13		1,040,000	1,080,099
	6.625% 4/4/18		655,000	705,222
	Vodafone Group
	5.00% 12/16/13		185,000	197,486
	5.00% 9/15/15		1,130,000	1,195,664
#	Wind Acquisition
	Finance 144A
	10.75% 12/1/15		150,000	165,750
	11.75% 7/15/17		450,000	509,625
*	Windstream 8.125% 8/1/13		210,000	216,825
	WPP Finance 8.00% 9/15/14		1,285,000	1,411,019
	XM Satellite Radio
	Holdings PIK
	10.00% 6/1/11		135,000	127,575
				35,072,995

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 3.42%
#	Allison Transmission 144A
	11.00% 11/1/15	USD	515,000	$507,275
*	ArvinMeritor
	8.125% 9/15/15		410,000	358,750
	Beazer Homes USA
	8.625% 5/15/11		105,000	99,225
*	Burlington Coat Factory
	Warehouse
	11.125% 4/15/14		215,000	211,775
	Carrols 9.00% 1/15/13		105,000	105,525
	Corrections Corp. of
	America 7.75% 6/1/17		390,000	404,625
w#	CVS Pass Through
	Trust 144A
	8.353% 7/10/31		1,859,980	2,075,614
	Darden Restaurants
	6.80% 10/15/37		565,000	603,110
	Denny’s Holdings
	10.00% 10/1/12		82,000	83,230
#	Duane Reade 144A
	11.75% 8/1/15		5,000	5,275
	Ford Motor 7.45% 7/16/31		550,000	448,250
	Ford Motor Credit
	7.25% 10/25/11		14,000	13,603
	7.50% 8/1/12		530,000	509,204
	7.80% 6/1/12		100,000	96,702
	9.875% 8/10/11		140,000	142,047
	12.00% 5/15/15		980,000	1,080,999
#	Galaxy Entertainment
	Finance 144A
	9.875% 12/15/12		395,000	385,125
	Gaylord Entertainment
	6.75% 11/15/14		243,000	225,990
	8.00% 11/15/13		271,000	279,130
	Global Cash Access/Finance
	8.75% 3/15/12		249,000	247,755
*	Goodyear Tire & Rubber
	9.00% 7/1/15		259,000	270,008
	10.50% 5/15/16		365,000	397,850
#	Harrah’s Operating 144A
	10.00% 12/15/18		635,000	508,000
#	Harrah’s Operating Escrow
	144A 11.25% 6/1/17		720,000	743,400
	Interface 9.50% 2/1/14		65,000	64,756
#	Interface 144A
	11.375% 11/1/13		155,000	168,950
#	Invista 144A
	9.25% 5/1/12		240,000	241,200
	K Hovnanian Enterprises
	6.25% 1/15/15		150,000	114,750
	7.50% 5/15/16		230,000	175,950
	*11.50% 5/1/13		230,000	243,800
#	Landry’s Restaurants 144A
	14.00% 8/15/11		180,000	181,575
	Levi Strauss
	9.75% 1/15/15		541,000	565,345
	M/I Homes
	6.875% 4/1/12		101,000	93,930
	Macy’s Retail Holdings
	6.65% 7/15/24		1,080,000	857,115
	8.875% 7/15/15		235,000	246,327
	10.625% 11/1/10		145,000	152,879
	Meritage Homes
	6.25% 3/15/15		40,000	37,400
	7.00% 5/1/14		285,000	268,613
	MGM MIRAGE
	*6.625% 7/15/15		125,000	97,188
	7.50% 6/1/16		360,000	280,800
	*7.625% 1/15/17		270,000	211,950
	#MGM MIRAGE 144A
	11.125% 11/15/17		185,000	203,038
	11.375% 3/1/18		120,000	113,400
	13.00% 11/15/13		427,000	491,050
	Mobile Mini
	6.875% 5/1/15		180,000	165,150
	Mohawk Industries
	6.875% 1/15/16		165,000	164,404
	New Albertsons
	7.25% 5/1/13		75,000	75,750
	Nordstrom
	6.25% 1/15/18		500,000	519,063
	6.75% 6/1/14		800,000	878,475
*	OSI Restaurant Partners
	10.00% 6/15/15		266,000	236,075
	Pinnacle Entertainment
	7.50% 6/15/15		450,000	400,500
#	Pinnacle Entertainment
	144A 8.625% 8/1/17		65,000	65,650
@#	Pokagon Gaming
	Authority 144A
	10.375% 6/15/14		255,000	266,475
	Quiksilver 6.875% 4/15/15		325,000	244,563
	Rite Aid 9.375% 12/15/15		530,000	433,275
	Royal Caribbean Cruises
	7.00% 6/15/13		255,000	244,163
	Ryland Group
	8.40% 5/15/17		340,000	366,350
*	Sally Holdings
	10.50% 11/15/16		375,000	392,813
#	Sealy Mattress 144A
	10.875% 4/15/16		79,000	87,493
#	Shingle Springs Tribal
	Gaming Authority 144A
	9.375% 6/15/15		480,000	348,000
#	Speedway Motorsports
	144A 8.75% 6/1/16		235,000	245,575
#	Standard Pacific Escrow
	144A 10.75% 9/15/16		270,000	267,300

(continues)     15

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Target
	5.125% 1/15/13	USD	895,000	$964,701
	7.00% 1/15/38		665,000	780,908
	Tenneco 8.625% 11/15/14		460,000	433,550
*	Toys R US 7.875% 4/15/13		350,000	337,750
#	Toys R US Property 144A
	10.75% 7/15/17		200,000	216,000
#	TRW Automotive 144A
	7.00% 3/15/14		265,000	242,475
	7.25% 3/15/17		205,000	181,425
#	Volvo Treasury 144A
	5.95% 4/1/15		915,000	915,200
*	Wynn Las Vegas
	6.625% 12/1/14		420,000	407,400
	Yum Brands 6.875% 11/15/37		325,000	361,229
				24,854,195
Consumer Non-Cyclical – 3.70%
	Alliance Imaging
	7.25% 12/15/12		136,000	131,920
#	Alliance One International
	144A 10.00% 7/15/16		580,000	601,750
	AmBev International
	Finance 9.50% 7/24/17	BRL	210,000	114,984
#	Anheuser-Busch InBev
	Worldwide 144A
	5.375% 11/15/14	USD	175,000	186,932
	6.875% 11/15/19		640,000	724,234
	7.20% 1/15/14		1,380,000	1,555,113
	ARAMARK 8.50% 2/1/15		710,000	719,763
*	Bausch & Lomb
	9.875% 11/1/15		949,000	998,823
	Beckman Coulter
	6.00% 6/1/15		780,000	851,943
	7.00% 6/1/19		370,000	425,020
	Biomet 11.625% 10/15/17		224,000	245,280
	Biomet PIK
	10.375% 10/15/17		175,000	186,813
#	Bio-Rad Laboratories 144A
	8.00% 9/15/16		165,000	171,600
#	CareFusion 144A
	6.375% 8/1/19		1,145,000	1,244,109
	Community Health Systems
	8.875% 7/15/15		377,000	387,368
	Cornell 10.75% 7/1/12		63,000	64,575
	Delhaize America
	9.00% 4/15/31		589,000	777,118
	Delhaize Group
	5.875% 2/1/14		235,000	253,331
	DJO Finance
	10.875% 11/15/14		250,000	256,875
#	Dole Food 144A
	8.00% 10/1/16		135,000	136,181
	13.875% 3/15/14		255,000	300,263
	HCA 9.25% 11/15/16		1,352,000	1,401,009
	HCA PIK 9.625% 11/15/16		69,000	71,933
	HealthSouth
	7.218% 6/15/14		425,000	418,625
#	Heinz (H.J.) Finance 144A
	7.125% 8/1/39		295,000	350,345
	Hospira 6.40% 5/15/15		1,995,000	2,220,811
#	Ingles Markets 144A
	8.875% 5/15/17		210,000	215,775
	Inverness Medical Innovations
	9.00% 5/15/16		365,000	363,631
	Iron Mountain
	6.625% 1/1/16		76,000	73,720
	8.00% 6/15/20		523,000	528,230
	*8.75% 7/15/18		80,000	83,600
	Jarden 8.00% 5/1/16		375,000	386,250
#	JBS USA Finance 144A
	11.625% 5/1/14		449,000	484,920
	Johnsondiversey Holdings
	10.67% 5/15/13		189,000	182,385
	Medco Health Solutions
	7.125% 3/15/18		1,395,000	1,583,225
#	M-Foods Holdings 144A
	9.75% 10/1/13		115,000	118,738
*	Psychiatric Solutions
	7.75% 7/15/15		305,000	295,850
#	Psychiatric Solutions 144A
	7.75% 7/15/15		260,000	245,700
	Quest Diagnostics
	5.45% 11/1/15		1,863,000	1,968,789
	6.40% 7/1/17		380,000	413,879
	RSC Equipment Rental
	9.50% 12/1/14		429,000	416,130
	Select Medical 7.625% 2/1/15		628,000	591,105
@#	Seminole Indian Tribe of
	Florida 144A
	7.804% 10/1/20		195,000	166,655
	8.03% 10/1/20		80,000	69,146
	Smithfield Foods
	7.75% 5/15/13		485,000	434,075
#	Smithfield Foods 144A
	10.00% 7/15/14		125,000	131,875
	SUPERVALU
	7.50% 11/15/14		275,000	277,750
	8.00% 5/1/16		315,000	327,600
	Tenet Healthcare
	7.375% 2/1/13		495,000	492,525
#	Tyson Foods 144A
	10.50% 3/1/14		240,000	273,000
	UnitedHealth Group
	6.00% 2/15/18		760,000	799,956
	Universal Hospital PIK
	8.50% 6/1/15		166,000	163,510
•	US Oncology PIK
	6.428% 3/15/12		583,133	510,241
	Ventas Realty
	6.50% 6/1/16		130,000	126,750

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Visant Holding
	8.75% 12/1/13	USD	271,000	$277,098
*	Yankee Acquisition
	8.50% 2/15/15		125,000	118,125
				26,916,951
Electric – 2.30%
	AES
	7.75% 3/1/14		32,000	32,400
	8.00% 10/15/17		98,000	99,103
	8.00% 6/1/20		1,677,000	1,672,807
#	AES 144A 8.75% 5/15/13		53,000	54,259
*#	Centrais Eletricas Brasileiras
	144A 6.875% 7/30/19		545,000	591,325
•	Dominion Resources
	6.30% 9/30/66		810,000	648,282
	Duke Energy
	5.05% 9/15/19		270,000	273,489
	Duquense Light Holdings
	5.50% 8/15/15		756,000	692,135
	Edison Mission Energy
	*7.00% 5/15/17		329,000	276,360
	7.20% 5/15/19		245,000	199,675
	Elwood Energy
	8.159% 7/5/26		315,549	279,536
#	Enel Finance International
	144A 3.875% 10/7/14		715,000	713,070
	Energy Future Holdings
	10.875% 11/1/17		205,000	155,800
•	FPL Group Capital
	6.65% 6/15/67		1,080,000	995,051
	Illinois Power 9.75% 11/15/18		2,070,000	2,602,863
	Indiana Michigan Power
	7.00% 3/15/19		666,000	768,856
	Ipalco Enterprises
	8.625% 11/14/11		20,000	20,600
	Midamerican Funding
	6.75% 3/1/11		10,000	10,599
*	Mirant Americas Generation
	8.50% 10/1/21		530,000	463,750
w	Mirant Mid Atlantic
	Pass Through Trust
	8.625% 6/30/12		100,762	102,525
	Mirant North America
	7.375% 12/31/13		61,000	61,000
	NRG Energy
	7.25% 2/1/14		325,000	320,125
	7.375% 2/1/16		1,002,000	971,940
	7.375% 1/15/17		143,000	138,710
	Orion Power Holdings
	12.00% 5/1/10		226,000	235,040
#	Pedernales Electric
	Cooperative 144A
	6.202% 11/15/32		620,000	564,435
	Pennsylvania Electric
	5.20% 4/1/20		720,000	719,189
•	PPL Capital Funding
	6.70% 3/30/67		1,555,000	1,300,237
	PPL Electric Utilities
	7.125% 11/30/13		435,000	500,055
•	Puget Sound Energy
	6.974% 6/1/67		335,000	269,856
*	RRI Energy 7.625% 6/15/14		165,000	162,731
*	Texas Competitive
	Electric Holdings
	10.25% 11/1/15		583,000	422,675
#	TXU Australia 144A
	6.15% 11/15/13		375,000	394,447
				16,712,925
Energy – 2.85%
	Berry Petroleum
	10.25% 6/1/14		270,000	289,575
#	Cenovus Energy 144A
	5.70% 10/15/19		795,000	816,736
	Chesapeake Energy
	6.50% 8/15/17		355,000	327,488
	6.625% 1/15/16		231,000	219,450
	9.50% 2/15/15		850,000	898,875
	CITIC Resources Finance
	2007 6.75% 5/15/14		480,000	460,800
	Complete Production Service
	8.00% 12/15/16		112,000	102,480
	Copano Energy
	7.75% 6/1/18		235,000	224,425
	Denbury Resources
	7.50% 4/1/13		65,000	65,325
	9.75% 3/1/16		177,000	188,948
	Enbridge Energy
	9.875% 3/1/19		865,000	1,075,985
	Energy Transfer Partners
	*5.65% 8/1/12		320,000	337,670
	9.70% 3/15/19		750,000	929,856
	Forest Oil 7.25% 6/15/19		265,000	249,100
	Geophysique-Veritas
	7.50% 5/15/15		28,000	28,000
	7.75% 5/15/17		284,000	283,290
#	Geophysique-Veritas 144A
	9.50% 5/15/16		100,000	106,250
#	Helix Energy Solutions
	Group 144A
	9.50% 1/15/16		582,000	584,910
#	Hilcorp Energy I 144A
	7.75% 11/1/15		161,000	152,950
	9.00% 6/1/16		199,000	198,503
#	Holly 144A
	9.875% 6/15/17		205,000	210,638
	International Coal Group
	10.25% 7/15/14		247,000	226,005
*	Key Energy Services
	8.375% 12/1/14		377,000	360,035

(continues)     17

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Kinder Morgan Energy
	Partners
	6.85% 2/15/20	USD	930,000	$1,017,687
	9.00% 2/1/19		245,000	297,343
	Mariner Energy
	8.00% 5/15/17		294,000	270,480
	MarkWest Energy Partners
	8.75% 4/15/18		157,000	157,000
	Massey Energy
	6.875% 12/15/13		910,000	882,700
	Nexen 7.50% 7/30/39		1,175,000	1,283,486
	Noble Energy 8.25% 3/1/19		855,000	1,033,856
	OPTI Canada
	7.875% 12/15/14		110,000	84,700
	8.25% 12/15/14		425,000	331,500
	PetroHawk Energy
	7.875% 6/1/15		185,000	183,150
	9.125% 7/15/13		357,000	368,603
#	PetroHawk Energy 144A
	10.50% 8/1/14		110,000	118,800
	Petroleum Development
	12.00% 2/15/18		185,000	183,150
	Plains All American Pipeline
	5.75% 1/15/20		1,415,000	1,428,693
	Plains Exploration
	& Production
	8.625% 10/15/19		125,000	127,188
	Quicksilver Resources
	11.75% 1/1/16		340,000	376,550
	Range Resources
	8.00% 5/15/19		305,000	314,150
#	Ras Laffan Liquefied
	Natural Gas III 144A
	5.832% 9/30/16		400,000	416,423
#	SandRidge Energy 144A
	9.875% 5/15/16		425,000	445,188
	Talisman Energy
	7.75% 6/1/19		905,000	1,065,990
•	TransCanada Pipelines
	6.35% 5/15/67		705,000	618,573
	Weatherford International
	4.95% 10/15/13		130,000	135,311
	5.15% 3/15/13		340,000	357,415
	5.95% 6/15/12		605,000	649,162
	9.625% 3/1/19		80,000	100,310
	Williams 7.50% 1/15/31		130,000	133,134
				20,717,836
Finance Companies – 1.37%
	Cardtronics
	9.25% 8/15/13		372,000	376,651
	FTI Consulting
	7.625% 6/15/13		197,000	197,493
	General Electric Capital
	•1.91% 2/2/11	NOK	3,500,000	589,443
	@5.125% 1/28/14	SEK	2,500,000	362,463
	6.00% 8/7/19	USD	2,305,000	2,342,603
	6.75% 3/15/32		80,000	81,911
@	General Electric Capital
	UK Funding
	4.625% 1/18/16	GBP	226,000	352,769
#	GMAC 144A
	6.00% 12/15/11	USD	85,000	79,475
	6.625% 5/15/12		403,000	374,790
	*6.875% 9/15/11		1,021,000	975,055
	6.875% 8/28/12		521,000	484,530
•	Goldman Sachs Capital II
	5.793% 12/29/49		1,818,000	1,318,050
*•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65		405,000	208,575
	International Lease Finance
	5.25% 1/10/13		100,000	80,654
	5.35% 3/1/12		418,000	355,507
	5.55% 9/5/12		475,000	388,363
	5.625% 9/20/13		805,000	613,829
	5.875% 5/1/13		235,000	184,976
	6.375% 3/25/13		160,000	128,407
	6.625% 11/15/13		625,000	495,993
				9,991,537
Insurance – 1.51%
	21st Century Insurance
	5.90% 12/15/13		275,000	268,064
•	Chubb 6.375% 3/29/67		560,000	512,400
#	Farmers Insurance Exchange
	144A 8.625% 5/1/24		610,000	630,490
	FBL Financial Group
	5.875% 3/15/17		720,000	432,888
	MetLife
	6.75% 6/1/16		260,000	290,555
	6.817% 8/15/18		815,000	908,628
•#	MetLife Capital Trust X
	144A 9.25% 4/8/38		1,700,000	1,772,552
#	NLV Financial 144A
	6.50% 3/15/35		385,000	248,587
•#	Oil Insurance 144A
	7.558% 12/29/49		2,295,000	1,383,653
•	PartnerRe Finance II
	6.44% 12/1/66		1,148,000	791,921
•#	Symetra Financial 144A
	8.30% 10/15/37		515,000	327,025
	Transatlantic Holdings
	5.75% 12/14/15		1,154,000	1,041,273
@‡w#	Twin Reefs Pass Through
	Trust 144A
	1.386% 12/31/49		300,000	975
	UnitedHealth Group
	5.50% 11/15/12		703,000	753,334
	5.80% 3/15/36		297,000	288,969

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
	WellPoint
	5.00% 1/15/11	USD	506,000	$521,668
	7.00% 2/15/19		695,000	791,432
				10,964,414
Natural Gas – 0.48%
	AmeriGas Partners
	7.125% 5/20/16		161,000	155,365
	Dynergy Holdings
	7.75% 6/1/19		574,000	492,205
	El Paso
	6.875% 6/15/14		101,000	99,485
	7.00% 6/15/17		270,000	265,950
	7.25% 6/1/18		18,000	17,795
	8.25% 2/15/16		29,000	29,870
#	El Paso Performance-
	Linked Trust 144A
	7.75% 7/15/11		134,000	137,554
	Enterprise Products Operating
	6.125% 10/15/39		300,000	304,149
	6.30% 9/15/17		430,000	463,873
	•8.375% 8/1/66		95,000	88,937
	9.75% 1/31/14		665,000	803,639
	Inergy Finance
	6.875% 12/15/14		110,000	105,600
	8.25% 3/1/16		126,000	127,260
#	Inergy Finance 144A
	8.75% 3/1/15		35,000	36,138
	Regency Energy Partners
	8.375% 12/15/13		108,000	109,620
#	Regency Energy Partners
	144A 9.375% 6/1/16		215,000	224,675
				3,462,115
Real Estate – 0.27%
	Developers Diversified Realty
	5.375% 10/15/12		355,000	333,011
	9.625% 3/15/16		165,000	165,714
*#	Host Hotels & Resorts 144A
	9.00% 5/15/17		355,000	378,075
	Kimco Realty
	6.875% 10/1/19		415,000	425,209
	Regency Centers
	5.875% 6/15/17		285,000	268,288
•#	USB Realty 144A
	6.091% 12/22/49		500,000	350,000
				1,920,297
Technology – 0.75%
	Avago Technologies Finance
	10.125% 12/1/13		190,000	200,925
	Broadridge Financial Solutions
	6.125% 6/1/17		198,000	170,806
*	First Data 9.875% 9/24/15		1,500,000	1,393,125
	Freescale Semiconductor
	8.875% 12/15/14		1,940,000	1,493,801
	Jabil Circuit
	7.75% 7/15/16		225,000	229,500
	Sanmina-SCI
	8.125% 3/1/16		471,000	442,740
	Sungard Data Systems
	9.125% 8/15/13		266,000	269,990
	10.25% 8/15/15		424,000	434,600
#	Unisys 144A
	12.75% 10/15/14		225,000	239,625
	Xerox 8.25% 5/15/14		515,000	585,964
				5,461,076
Transportation – 0.54%
#	Ashtead Capital 144A
	9.00% 8/15/16		200,000	193,000
	Avis Budget Car Rental
	7.625% 5/15/14		240,000	217,200
	7.75% 5/15/16		250,000	218,750
	CSX
	5.75% 3/15/13		325,000	346,828
	6.25% 3/15/18		1,385,000	1,504,509
	Delta Air Lines
	7.92% 11/18/10		190,000	184,300
	Hertz
	8.875% 1/1/14		381,000	386,715
	*10.50% 1/1/16		127,000	132,715
	Kansas City Southern de
	Mexico 9.375% 5/1/12		715,000	729,300
@‡	Northwest Airlines
	10.00% 2/1/10		65,000	208
				3,913,525

Total Corporate Bonds
	(cost $222,256,891)			234,424,333

Foreign Agencies – 1.13%Δ
Cayman Islands – 0.07%
	Petrobras International
	Finance 7.875% 3/15/19		440,000	509,850
				509,850
Germany – 0.32%
	KFW
	4.875% 6/17/19		845,000	920,657
	5.50% 6/5/14	AUD	1,278,000	1,108,490
	6.00% 2/14/12	RUB	10,540,000	324,368
				2,353,515
Luxembourg – 0.17%
#	Gaz Capital 144A
	7.288% 8/16/37	USD	193,000	181,420
	9.25% 4/23/19		482,000	539,599
#	Russian Agricultural Bank
	144A 6.299% 5/15/17		507,000	486,669
				1,207,688

(continues)     19

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Foreign Agencies (continued)
Malaysia – 0.11%
#	Petronas Capital 144A
	5.25% 8/12/19	USD	446,000	$454,248
	TNB Capital L
	5.25% 5/5/15		333,000	334,064
				788,312
Netherlands – 0.10%
#	Majapahit Holding 144A
	8.00% 8/7/19		706,000	757,185
				757,185
Philippines – 0.05%
#	Power Sector Assets
	& Liabilities
	Management 144A
	7.25% 5/27/19		350,000	374,500
				374,500
Republic of Korea – 0.31%
	Export-Import
	Bank of Korea
	5.875% 1/14/15		1,060,000	1,120,039
#	Industrial Bank of
	Korea 144A
	7.125% 4/23/14		279,000	306,776
	Korea Development Bank
	5.30% 1/17/13		420,000	437,011
#	National Agricultural
	Cooperative
	Federation 144A
	5.00% 9/30/14		373,000	377,094
				2,240,920
Total Foreign Agencies
	(cost $7,752,139)			8,231,970

Municipal Bonds – 1.03%
	Aruba Airport Authority
	Series 1997 A
	7.70% 1/1/13 (NATL-RE)		147,000	145,216
	California State
	7.55% 4/1/39		1,505,000	1,685,465
	Escondido, California Joint
	Powers Financing
	Authority Series B
	5.53% 9/1/18
	(NATL-RE) (FGIC)		1,830,000	1,772,738
	Escondido, California
	Revenue (Wastewater
	Capital Projects)
	Certificates of
	Participation
	Series B 5.75% 9/1/25
	(NATL-RE)		465,000	416,268
	La Quinta, California
	Redevelopment
	Agency Tax Allocation
	Project #1
	5.45% 9/1/13
	(AMBAC)		460,000	470,663
	6.24% 9/1/23
	(AMBAC)		640,000	620,314
	Los Angeles, California
	Community Redevelopment
	Agency Series D
	5.60% 7/1/18
	(NATL-RE)		80,000	77,838
	6.02% 9/1/21
	(NATL-RE)		950,000	887,139
	Oregon State Taxable
	Pension 1st
	Subordinate
	5.892% 6/1/27		65,000	69,988
•	Puerto Rico Sales
	Tax Financing
	5.00% 8/1/39		585,000	609,868
	Sacramento County,
	California Public Finance
	Authority Revenue
	(Housing Tax County
	Project) Series B
	5.18% 12/1/13
	(NATL-RE) (FGIC)		105,000	105,191
	San Diego, California
	Redevelopment
	Agency Tax
	Allocation Series C
	5.81% 9/1/19 (XLCA)		645,000	592,794

Total Municipal Bonds
	(cost $7,559,991)			7,453,482

Non-Agency Asset-Backed Securities – 2.15%
•	Bank of America
	Credit Card Trust
	Series 2008-A5 A5
	1.443% 12/16/13		1,245,000	1,252,851
#	Cabela’s Master Credit
	Card Trust
	Series 2008-1A A1
	144A 4.31% 12/16/13		715,000	725,655
	Capital Auto Receivables
	Asset Trust
	Series 2007-3 A3A
	5.02% 9/15/11		441,908	450,227
	Series 2008-1 A3A
	3.86% 8/15/12		630,000	644,683
	Capital One Multi-Asset
	Execution Trust
	Series 2007-A7 A7
	5.75% 7/15/20		550,000	606,124

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Caterpillar Financial
	Asset Trust
	Series 2007-A A3A
	5.34% 6/25/12	USD	106,566	$108,806
	Series 2008-A A3
	4.94% 4/25/14		650,000	657,049
	Centex Home Equity
	Series 2002-A AF6
	5.54% 1/25/32		35,138	29,883
	Chase Issuance Trust
	Series 2005-A7 A7
	4.55% 3/15/13		405,000	422,903
	Series 2005-A10 A10
	4.65% 12/17/12		410,000	426,181
	Series 2008-A9 A9
	4.26% 5/15/13		270,000	282,565
	Citicorp Residential
	Mortgage Securities
	Series 2006-3 A4
	5.703% 11/25/36		900,000	742,880
	Series 2006-3 A5
	5.948% 11/25/36		900,000	535,929
	CNH Equipment Trust
	Series 2008-A A3
	4.12% 5/15/12		230,094	233,383
	Series 2008-A A4A
	4.93% 8/15/14		390,000	404,436
	Series 2008-B A3A
	4.78% 7/16/12		425,000	434,588
•	Countrywide Asset-Backed
	Certificates
	Series 2006-11 1AF6
	6.15% 9/25/46		1,441,485	743,594
	Series 2006-15 A6
	5.826% 10/25/46		525,000	307,856
@#	Countrywide Asset-Backed
	NIM Certificates
	Series 2004-BC1 Note
	144A 5.50% 4/25/35		26	0
	Daimler Chrysler Auto Trust
	Series 2008-B A3A
	4.71% 9/10/12		550,000	567,717
	Discover Card Master Trust
	Series 2007-A1 A1
	5.65% 3/16/20		450,000	485,790
	Series 2008-A4 A4
	5.65% 12/15/15		620,000	680,677
#	Dunkin Securitization
	Series 2006-1 A2 144A
	5.779% 6/20/31		665,000	627,488
•	Ford Credit Floorplan
	Master Owner Trust
	Series 2009-2 A
	1.794% 9/15/14		385,000	385,000
	General Electric Capital
	Credit Card Master Note
	Trust Series 2009-3 A
	2.54% 9/15/14		590,000	590,000
•#	Golden Credit Card Trust
	Series 2008-3 A 144A
	1.243% 7/15/17		550,000	535,520
#	Harley-Davidson Motorcycle
	Trust Series 2006-1 A2
	144A 5.04% 10/15/12		164,337	169,263
•	HSI Asset Securization Trust
	Series 2006-HE1 2A1
	0.296% 10/25/36		443,738	294,575
	Hyundai Auto
	Receivables Trust
	Series 2007-A A3A
	5.04% 1/17/12		111,359	113,869
	Series 2008-A A3
	4.93% 12/17/12		430,000	447,802
	John Deere Owner Trust
	Series 2008-A A3
	4.18% 6/15/12		485,000	492,031
•	MBNA Credit Card
	Master Note Trust
	Series 2005-A4 A4
	0.283% 11/15/12		375,000	373,522
	Mid-State Trust
	Series 2004-1 A
	6.005% 8/15/37		38,844	34,932
	Series 2005-1 A
	5.745% 1/15/40		195,459	130,379
	#Series 2006-1 A 144A
	5.787% 10/15/40		124,366	112,142
#	Securitized Asset-
	Backed NIM Trust
	Series 2005-FR4
	144A 6.00% 1/25/36		330,313	33
∏	Structured Asset Securities
	Series 2001-SB1 A2
	3.375% 8/25/31		88,366	71,017
•	Vanderbilt Mortgage Finance
	Series 2001-A A4
	7.235% 6/7/28		104,982	109,058
	World Omni Auto
	Receivables Trust
	Series 2008-A A3A
	3.94% 10/15/12		400,000	410,968

Total Non-Agency Asset-Backed
	Securities (cost $17,082,250)			15,641,376

Non-Agency Collateralized Mortgage Obligations – 22.27%
•	ARM Trust
	Series 2004-5 3A1
	4.954% 4/25/35		5,249,788	4,708,284
	Series 2005-10 3A11
	5.398% 1/25/36		571,351	482,291
	Series 2005-10 3A31
	5.398% 1/25/36		1,145,000	766,920
	Series 2006-2 1A4
	5.744% 5/25/36		1,440,000	913,306

(continues)     21

Statements of net assets

Optimum Fixed Income Fund

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
•	ARM Trust
	#Series 2007-3 2A1 144A
	6.847% 11/25/37	USD	6,559,685	$3,867,724
	Bank of America
	Alternative Loan Trust
	Series 2003-2 B1
	5.75% 4/25/33		8,207,979	6,497,396
	Series 2003-10 2A1
	6.00% 12/25/33		14,527	14,164
	Series 2004-2 1A1
	6.00% 3/25/34		52,273	50,444
	Series 2004-10 1CB1
	6.00% 11/25/34		186,956	150,500
	Series 2004-11 1CB1
	6.00% 12/25/34		1,680	1,336
	Series 2005-3 2A1
	5.50% 4/25/20		108,772	97,079
	Series 2005-5 2CB1
	6.00% 6/25/35		272,075	180,930
	Series 2005-6 7A1
	5.50% 7/25/20		360,434	330,699
	Series 2005-9 5A1
	5.50% 10/25/20		312,722	286,923
	Bank of America
	Funding Securities
	Series 2005-8 1A1
	5.50% 1/25/36		910,428	833,895
	Series 2006-5 2A10
	5.75% 9/25/36		1,150,000	858,334
•	Bear Stearns ARM Trust
	Series 2007-4 22A1
	5.981% 6/25/47		2,746,026	1,810,806
	Series 2007-5 3A1
	5.955% 8/25/47		2,670,415	1,761,501
	Chase Mortgage Finance
	Series 2003-S8 A2
	5.00% 9/25/18		257,501	259,673
	•Series 2005-A1 3A1
	5.281% 12/25/35		671,924	485,652
•	Chaseflex Trust
	Series 2006-1 A4
	6.30% 6/25/36		420,000	213,585
	Citicorp Mortgage Securities
	Series 2004-1 1A1
	5.25% 1/25/34		493,689	477,297
	Series 2004-8 1A1
	5.50% 10/25/34		295,008	293,763
	Series 2006-4 3A1
	5.50% 8/25/21		467,306	447,446
	Citigroup Mortgage
	Loan Trust
	Series 2004-NCM2
	1CB2 6.75% 8/25/34		182,868	182,868
	•Series 2004-UST1 A6
	5.076% 8/25/34		240,468	237,521
	•Series 2006-AR7 1A4A
	5.746% 11/25/36		2,496,143	1,771,884
	Countrywide Alternative
	Loan Trust
	Series 2003-21T1 A2
	5.25% 12/25/33		481,468	456,060
	Series 2004-1T1 A2
	5.50% 2/25/34		357,133	318,116
	Series 2004-14T2 A6
	5.50% 8/25/34		438,187	404,925
	Series 2004-J1 1A1
	6.00% 2/25/34		12,817	12,496
	Series 2004-J2 7A1
	6.00% 12/25/33		13,695	12,394
	Series 2006-30T1 1A2
	6.25% 11/25/36		8,385,221	5,188,355
	Series 2007-5CB 1A2
	6.00% 4/25/37		10,000,000	6,346,846
	Series 2007-9T1 2A2
	6.00% 5/25/37		8,694,296	5,429,793
	•Series 2007-AL1 A1
	0.496% 6/25/37		9,991,222	4,683,715
	Series 2008-2R 3A1
	6.00% 8/25/37		5,303,587	3,632,957
w	Countrywide Home
	Loan Mortgage Pass
	Through Trust
	•Series 2003-21 A1
	4.101% 5/25/33		6,927	5,562
	@•Series 2004-HYB4 M
	3.931% 9/20/34		205,315	117,440
	Series 2005-29 A1
	5.75% 12/25/35		1,514,505	1,219,177
	Series 2006-1 A2
	6.00% 3/25/36		330,350	259,325
	@Series 2006-17 A5
	6.00% 12/25/36		172,927	150,483
	•Series 2006-HYB1
	3A1 5.207% 3/20/36		444,141	251,998
	Series 2007-4 1A1
	6.00% 5/25/37		5,533,546	4,288,498
	•Series 2007-HY1 1A1
	5.664% 4/25/37		1,631,772	1,031,728
	Credit Suisse First Boston
	Mortgage Securities
	Series 2003-29 5A1
	7.00% 12/25/33		8,928	8,750
	Series 2004-1 3A1
	7.00% 2/25/34		4,507	4,012
	Credit Suisse Mortgage
	Capital Certificates
	#Series 2005-1R 2A5
	144A 5.75% 12/26/35		6,681,991	3,942,375
	Series 2006-9 3A1
	6.00% 11/25/36		41,276	27,036
	Series 2007-1 5A14
	6.00% 2/25/37		1,360,973	1,015,994

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
	Credit Suisse Mortgage
	Capital Certificates
	•Series 2007-3 4A6
	0.496% 4/25/37	USD	4,231,755	$3,385,303
	•Series 2007-3 4A12
	6.504% 4/25/37		4,465,689	333,332
	Series 2007-3 4A15
	5.50% 4/25/37		1,215,299	894,563
	Series 2007-5 1A11
	7.00% 8/25/37		6,565,516	3,479,723
	Series 2007-5 3A19
	6.00% 8/25/37		1,762,217	1,453,829
	Series 2007-5 10A2
	6.00% 4/25/29		815,863	673,087
•#	Deutsche Mortgage
	Securities Series
	2005- WF1 1A3 144A
	5.139% 6/26/35		1,720,000	1,130,833
•	First Horizon Asset Securities
	Series 2004-AR5 4A1
	5.705% 10/25/34		53,079	46,243
	Series 2005-AR2 2A1
	5.12% 6/25/35		548,268	479,965
	Series 2007-AR1 1A1
	5.831% 5/25/37		1,554,044	1,035,860
	Series 2007-AR3 2A2
	6.298% 11/25/37		1,243,606	814,225
	GMAC Mortgage Loan Trust
	•Series 2005-AR2 4A
	5.166% 5/25/35		464,302	368,811
	Series 2006-J1 A1
	5.75% 4/25/36		1,214,784	1,040,180
#	GSMPS Mortgage
	Loan Trust 144A
	•Series 1998-3 A
	7.75% 9/19/27		21,195	20,472
	•Series 1999-3 A
	8.00% 8/19/29		31,875	32,442
	Series 2005-RP1 1A3
	8.00% 1/25/35		299,035	253,289
	Series 2005-RP1 1A4
	8.50% 1/25/35		131,173	114,165
	Series 2006-RP1 1A2
	7.50% 1/25/36		332,879	258,828
•	GSR Mortgage Loan Trust
	Series 2006-AR1 3A1
	5.349% 1/25/36		301,360	225,591
	Series 2007-AR1 2A1
	5.968% 3/25/47		3,069,576	1,840,891
	Series 2007-AR2 1A1
	5.767% 5/25/47		981,568	682,941
	Series 2007-AR2 2A1
	5.472% 5/25/47		913,095	636,356
•	Indymac Index Mortgage
	Loan Trust
	Series 2006-AR1 A1
	5.865% 8/25/36		897,295	846,017
	Series 2006-AR3 1A1
	5.216% 12/25/36		1,931,472	1,185,494
	Series 2007-AR1 1A2
	5.646% 3/25/37		1,967,558	1,478,825
•	JPMorgan Mortgage Trust
	Series 2005-A1 4A1
	4.772% 2/25/35		102,004	96,350
	Series 2005-A4 1A1
	5.386% 7/25/35		287,395	251,965
	Series 2005-A6 1A2
	5.145% 9/25/35		720,000	498,600
	Series 2006-A2 2A4
	5.752% 4/25/36		2,025,000	1,243,751
	Series 2006-A6 2A4L
	5.542% 10/25/36		1,590,000	829,269
	Series 2006-A7 2A2
	5.774% 1/25/37		829,679	583,699
	Series 2007-A1 6A1
	4.777% 7/25/35		2,102,478	1,895,999
	Lehman Mortgage Trust
	Series 2005-2 2A3
	5.50% 12/25/35		226,869	210,475
	Series 2006-1 3A3
	5.50% 2/25/36		23,989	18,708
	Series 2007-10 2A2
	6.50% 1/25/38		6,783,369	4,863,208
	MASTR Alternative
	Loans Trust
	Series 2003-6 3A1
	8.00% 9/25/33		10,100	9,952
	Series 2003-9 1A1
	5.50% 12/25/18		11,472	11,329
	Series 2004-3 8A1
	7.00% 4/25/34		8,839	7,425
	Series 2004-5 6A1
	7.00% 6/25/34		119,156	100,091
•	MASTR ARM Trust
	Series 2003-6 1A2
	5.685% 12/25/33		5,045	4,485
	Series 2005-6 7A1
	5.326% 6/25/35		192,119	148,212
	Series 2006-2 4A1
	4.988% 2/25/36		62,943	56,867
	MASTR Asset
	Securitization Trust
	Series 2003-9 2A7
	5.50% 10/25/33		387,708	384,195
	Series 2004-4 2A1
	5.00% 4/25/34		458,491	454,598

(continues)     23

Statements of net assets

Optimum Fixed Income Fund

			Principal	Value
			Amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
#	MASTR Reperforming
	Loan Trust 144A
	Series 2005-1 1A5
	8.00% 8/25/34	USD	127,070	$106,571
	Series 2005-2 1A4
	8.00% 5/25/35		402,567	360,891
•#	MASTR Specialized
	Loan Trust
	Series 2005-2 A2
	144A 5.006% 7/25/35		188,341	135,605
•	Merrill Lynch Mortgage
	Investors
	Series 2005-A5 A2
	4.566% 6/25/35		460,000	316,486
	Series 2005-A9 2A1C
	5.149% 12/25/35		2,435,000	1,357,779
•	Morgan Stanley Mortgage
	Loan Trust
	Series 2007-15AR 4A1
	6.534% 11/25/37		6,901,716	4,237,396
•	Opteum Mortgage
	Acceptance
	Series 2006-1 2A1
	5.75% 4/25/36		6,026,191	4,488,071
	Prime Mortgage Trust
	Series 2004-CL1 1A1
	6.00% 2/25/34		26,589	25,924
	Residential Accredit Loans
	Series 2004-QS2 CB
	5.75% 2/25/34		100,595	86,009
	Series 2006-QS18 3A1
	5.75% 12/25/21		1,567,873	1,289,845
	Residential Asset
	Mortgage Products
	Series 2004-SL1 A3
	7.00% 11/25/31		2,178	2,180
	Series 2004-SL4 A3
	6.50% 7/25/32		54,277	53,123
	Residential Asset
	Securitization Trust
	Series 2006-A2 A11
	6.00% 1/25/46		8,000,000	3,760,000
	Residential Funding
	Mortgage Securities I
	Series 2004-S9 2A1
	4.75% 12/25/19		1,625,994	1,470,843
	•Series 2007-SA1 2A2
	5.587% 2/25/37		1,652,310	1,055,234
•	Sequoia Mortgage Trust
	Series 2007-1 4A1
	5.77% 9/20/46		2,655,360	2,134,388
•	Structured ARM Loan Trust
	Series 2004-18 5A
	5.50% 12/25/34		151,150	111,759
	Series 2005-21 6A3
	5.40% 11/25/35		1,065,000	579,824
•	Structured ARM Loan Trust
	Series 2005-22 1A4
	5.25% 12/25/35		2,120,000	828,252
	Series 2006-1 7A4
	5.62% 2/25/36		1,305,000	657,993
	Series 2006-5 5A4
	5.494% 6/25/36		19,403	4,641
	Structured Asset Securities
	•Series 2002-22H 1A
	6.942% 11/25/32		11,199	10,613
	Series 2004-12H 1A
	6.00% 5/25/34		95,175	88,877
	Series 2005-6 4A1
	5.00% 5/25/35		412,312	396,979
w	Washington Mutual
	Alternative Mortgage
	Pass Through
	Certificates
	Series 2005-1 5A2
	6.00% 3/25/35		97,929	64,143
	Series 2005-9 3CB
	5.50% 10/25/20		385,458	291,984
w	Washington Mutual
	Mortgage Pass
	Through Certificates
	Series 2004-CB3 1A
	6.00% 10/25/34		173,326	165,526
	Series 2004-CB3 4A
	6.00% 10/25/19		74,942	68,572
	•Series 2005-AR16 1A3
	5.088% 12/25/35		1,225,000	856,565
	•Series 2005-AR18
	1A3A 5.232% 1/25/36		2,200,000	1,382,152
	•Series 2006-AR16 1A1
	5.565% 12/25/36		1,528,446	1,077,627
	•Series 2006-AR18 2A2
	5.472% 1/25/37		1,670,000	1,028,433
	•Series 2007-HY1 1A1
	5.678% 2/25/37		1,106,773	706,350
	•Series 2007-HY1 3A3
	5.868% 2/25/37		850,000	516,591
	•Series 2007-HY2 1A1
	5.564% 12/25/36		3,499,450	2,249,533
	•Series 2007-HY3 4A1
	5.32% 3/25/37		3,329,283	2,614,678
	•Series 2007-HY4 1A1
	5.456% 4/25/37		2,684,351	1,634,240
	•Series 2007-HY7 4A1
	5.837% 7/25/37		2,567,113	1,707,602
	Wells Fargo Mortgage-
	Backed Securities Trust
	•Series 2004-E A2
	4.50% 5/25/34		10,626	10,216
	•Series 2004-O A1
	4.868% 8/25/34		1,521,645	1,470,795

	Principal		Value
	Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-
Backed Securities Trust
•Series 2004-T A1
3.511% 9/25/34	USD	72,562	$70,115
Series 2005-12 1A7
5.50% 11/25/35		536,891	454,176
Series 2005-18 1A1
5.50% 1/25/36		76,566	70,130
•Series 2005-AR13 A1
5.311% 5/25/35		1,689,000	1,279,422
•Series 2005-AR16 4A2
5.009% 10/25/35		2,140,000	1,534,607
•Series 2005-AR16 6A4
5.00% 10/25/35		951,898	392,221
Series 2006-1 A3
5.00% 3/25/21		441,904	405,861
Series 2006-2 3A1
5.75% 3/25/36		404,057	353,550
Series 2006-3 A1
5.50% 3/25/36		739,460	618,676
Series 2006-3 A11
5.50% 3/25/36		1,178,000	893,098
Series 2006-4 1A8
5.75% 4/25/36		30,540	27,890
Series 2006-4 2A3
5.75% 4/25/36		168,709	59,892
Series 2006-6 1A3
5.75% 5/25/36		901,391	859,844
•Series 2006-AR5 2A1
5.536% 4/25/36		220,233	173,236
•Series 2006-AR10 5A1
5.592% 7/25/36		75,208	56,430
•Series 2006-AR10 5A6
5.592% 7/25/36		2,059,707	1,539,016
•Series 2006-AR11 A6
5.512% 8/25/36		2,330,000	1,591,609
•Series 2006-AR17 A1
5.332% 10/25/36		2,121,053	1,605,831
•Series 2006-AR19 A1
5.626% 12/25/36		859,218	645,449
Series 2007-8 2A6
6.00% 7/25/37		220,000	153,759
Series 2007-10 1A18
6.00% 7/25/37		10,297,161	4,059,624
Series 2007-10 1A36
6.00% 7/25/37		4,339,313	3,607,542
Series 2007-13 A7
6.00% 9/25/37		524,041	448,055
Series 2007-13 A9
6.00% 9/25/37		817,653	388,385
Total Non-Agency Collateralized
Mortgage Obligations
(cost $201,456,962)			161,863,407

Regional Agencies – 0.16%Δ
Australia – 0.16%
New South Wales Treasury
6.00% 5/1/12	AUD	1,052,000	946,558
Queensland Treasury
6.00% 8/14/13	AUD	220,000	197,977
Total Regional Agencies
(cost $1,059,490)			1,144,535

Regional Authorities – 0.16%Δ
Canada – 0.16%
Province of Ontario Canada
4.00% 10/7/19	USD	605,000	605,792
4.40% 6/2/19	CAD	542,000	525,696
Total Regional Authorities
(cost $1,120,920)			1,131,488

« Senior Secured Loans – 1.32%
Allied Barton
6.75% 6/22/10	USD	298,318	301,674
Anchor Glass
6.75% 6/20/14		360,672	359,170
Aramark
2.025% 1/26/14		8,662	8,100
Term Tranche Loan B
2.473% 1/26/14		132,008	123,457
Bausch & Lomb
Term Tranche Loan B
3.848% 4/11/15		194,867	186,463
Term Tranche Loan DD
3.679% 4/11/15		47,322	45,281
BE Aerospace
5.75% 7/28/14		311,632	313,191
Biomet Term Tranche Loan B
3.283% 3/25/15		84,180	81,307
Calpine 1st Lien
3.475% 3/29/14		252,543	231,951
Charter Communications
6.25% 3/6/14		344,709	325,857
Chester Downs & Marina
12.375% 12/31/16		215,000	213,925
Dana Holding Term
Tranche Loan B
9.00% 1/30/15		500,000	448,613
Energy Futures Holdings
Term Tranche Loan B2
3.754% 10/10/14		967,153	772,624
Flextronics International
Term Tranche Loan B
2.847% 10/1/12		203,962	190,131
Ford Motor
3.493% 12/15/13		2,449,386	2,183,014
Freescale Semiconductor
2.011% 12/1/13		69,639	55,973

(continues)     25

Statements of net assets

Optimum Fixed Income Fund

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
Georgia Pacific
Term Tranche Loan B1
2.32% 12/20/12	USD	153,884	$148,499
Term Tranche Loan C
3.597% 12/23/14		84,970	84,837
Graham Packaging
Term Tranche Loan B
2.563% 10/7/11		22,476	22,023
Term Tranche Loan C
6.75% 4/5/14		224,932	225,735
Graphic Packaging
International Term
Tranche Loan C
3.265% 5/16/14		301,590	294,343
HCA Term Tranche Loan B1
2.848% 11/18/13		320,928	303,764
HealthSouth Term
Tranche Loan B
2.50% 3/10/13		303,052	292,303
Huntsman Term
Tranche Loan C
2.496% 6/23/16		65,000	60,531
Intelsat
Term Tranche Loan A3
2.753% 9/30/10		86,207	84,052
Term Tranche Loan BA
2.753% 1/3/14		58,753	56,109
Term Tranche Loan BB
2.753% 1/3/14		58,735	56,092
Term Tranche Loan BC
2.753% 1/3/14		58,735	56,092
Level 3 Communication
Term Tranche Loan A
2.683% 3/13/14		45,000	40,018
Term Tranche Loan B
11.50% 3/13/14		80,000	85,013
Levi Strauss Term
Tranche Loan B
2.496% 3/27/14		100,000	92,375
MacDermid Term
Tranche Loan B
2.261% 4/12/14		130,606	111,015
Nuveen Investment
2nd Lien 12.50% 7/9/15		75,000	75,250
Term Tranche Loan B
3.496% 11/13/14		123,046	106,558
Sungard 6.75% 2/28/14		321,291	324,504
SUPERVALU
1.511% 6/2/12		148,841	142,835
Talecris Biotherapeutics
2nd Lien
6.96% 12/6/14		430,000	423,372
Toys R US Term
Tranche Loan B
4.565% 7/19/12		60,000	57,825
Univision Communications
2.511% 9/29/14		735,000	624,000
Total Senior Secured Loans
(cost $8,146,738)			$9,607,876

Sovereign Agency – 0.07%Δ
Brazil – 0.07%
# Banco Nacional de
Desenvolvimento
Economico e Social
144A 6.50% 6/10/19		505,000	539,088
Total Sovereign Agency
(cost $503,313)			539,088

Sovereign Debt – 1.34%Δ
Brazil – 0.34%
Federal Republic of Brazil
8.50% 9/24/12	EUR	138,000	231,099
12.50% 1/5/16	BRL	2,313,000	1,440,770
12.50% 1/5/22	BRL	1,220,000	760,972
			2,432,841
Colombia – 0.18%
Republic of Colombia
7.375% 3/18/19	USD	1,143,000	1,312,736
			1,312,736
Indonesia – 0.18%
Indonesia Treasury Bond
10.75% 5/15/16	IDR	11,661,000,000	1,298,265
			1,298,265
Mexico – 0.32%
Mexican Government
7.25% 12/15/16	MXN	2,703,000	195,240
10.00% 11/20/36	MXN	23,997,600	2,021,047
United Mexican States
5.95% 3/19/19	USD	76,000	80,180
			2,296,467
Republic of Korea – 0.04%
Government of
South Korea
4.25% 12/7/21	EUR	220,000	296,554
			296,554
Russia – 0.04%
Russia Government
7.50% 3/31/30	USD	291,840	319,740
			319,740
Turkey – 0.24%
Republic of Turkey
*7.375% 2/5/25		634,000	691,884
7.50% 7/14/17		228,000	252,510
7.50% 11/7/19		738,000	817,335
			1,761,729

Total Sovereign Debt
(cost $8,948,137)			9,718,332

	Principal		Value
	Amount°		(U.S. $)
Supranational Banks – 1.17%
European Investment Bank
3.125% 6/4/14	USD	255,000	$261,234
6.00% 8/14/13	AUD	208,000	185,630
6.25% 4/15/14	GBP	370,000	674,307
7.00% 1/18/12	NZD	1,836,000	1,391,316
^7.41% 3/30/16	TRY	1,170,000	401,181
11.25% 2/14/13	BRL	1,400,000	815,083
# European Investment Bank
144A 4.00% 5/15/14	NOK	1,010,000	176,277
Inter-American Development
Bank 7.25% 5/24/12	NZD	1,394,000	1,067,530
International Bank for
Reconstruction &
Development
5.375% 12/15/14	NZD	1,394,000	997,164
8.75% 6/15/12	BRL	1,035,000	575,053
10.00% 4/5/12	RUB	25,900,000	864,012
International Finance
5.75% 6/24/14	AUD	1,278,000	1,122,185
Total Supranational Banks
(cost $7,904,560)			8,530,972

U.S. Treasury Obligations – 0.42%
U.S. Treasury Bonds
4.25% 5/15/39	USD	1,065,000	1,102,109
U.S. Treasury Notes
2.375% 9/30/14		955,000	957,763
¥*3.625% 8/15/19		960,000	985,650
Total U.S. Treasury Obligations
(cost $3,011,536)			3,045,522

	Number of
	Shares
Common Stock – 0.06%
Blackstone Group		7,000	99,399
† Century Communications		1,975,000	0
† Delta Air Lines		5	45
*† DIRECTV Group		2,700	74,466
† Flextronics International		7,200	53,712
† GeoEye		1,900	50,920
† Leap Wireless International		2,150	42,033
*† MetroPCS Communications		4,700	43,992
† Mirant		121	1,988
*† Mobile Mini		4,903	85,116
∏=† Port Townsend		295	3
† Talecris Biotherapeutics Holdi		950	18,050

Total Common Stock
(cost $666,687)			469,724

Convertible Preferred Stock – 0.25%
Crown Castle International
6.25% exercise price
$36.88, expiration
date 8/15/12		16,525	896,481
Freeport-McMoRan
Copper & Gold
6.75% exercise price
$72.91, expiration
date 5/1/10		2,400	246,000
Mylan 6.50% exercise price
$17.08, expiration
date 11/15/10		375	386,344
Whiting Petroleum 6.25%
exercise price $43.42,
expiration date
12/31/49		1,650	249,101

Total Convertible Preferred
Stock (cost $1,582,999)			1,777,926

Preferred Stock – 0.13%
*•PNC Funding 8.25%		1,010,000	962,876
=Port Townsend		59	0

Total Preferred Stock
(cost $958,971)			962,876

Warrant – 0.00%
=†Port Townsend		59	1

Total Warrant
(cost $1,416)			1

	Principal
	Amount°
≠Discount Notes – 2.98%
Fannie Mae 0.04% 10/14/09	USD	12,912,374	12,912,173
Federal Home Loan Bank
0.001% 10/1/09		5,157,678	5,157,678
0.01% 10/9/09		1,071,929	1,071,926
0.03% 10/28/09		358,560	358,557
0.04% 10/30/09		2,143,859	2,143,833

Total Discount Notes
(cost $21,644,134)			21,644,167

Total Value of Securities Before Securities
Lending Collateral – 100.35%
(cost $737,615,868)			729,303,421

	Number of
	Shares
Securities Lending Collateral** – 4.26%
Investment Companies
Mellon GSL DBT II
Collateral Fund		15,136,409	15,136,409
BNY Mellon SL DBT II
Liquidating Fund		16,020,816	15,831,770
@†Mellon GSL
Reinvestment Trust II		1,262,112	126

Total Securities Lending Collateral
(cost $32,419,337)			30,968,305

(continues)     27

Statements of net assets

Optimum Fixed Income Fund

Total Value of Securities – 104.61%
(cost $770,035,205)	$760,271,726 ©
Obligation to Return Securities
Lending Collateral** – (4.46%)	(32,419,337)
Liabilities Net of Receivables
and Other Assets – (0.15%)	(1,098,134)
Net Assets Applicable to
79,697,675 Shares
Outstanding – 100.00%	$726,754,255

Net Asset Value – Optimum Fixed Income Fund
Class A ($41,173,642 / 4,516,071 Shares)	$9.12
Net Asset Value – Optimum Fixed Income Fund
Class B ($5,825,056 / 640,061 Shares)	$9.10
Net Asset Value – Optimum Fixed Income Fund
Class C ($169,444,505 / 18,621,627 Shares)	$9.10
Net Asset Value – Optimum Fixed Income Fund
Institutional Class ($510,311,052 / 55,919,916 Shares)	$9.13

Components of Net Assets at September 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)	$739,569,919
Undistributed net investment income	24,412,735
Accumulated net realized loss on investments	(27,138,722)
Net unrealized depreciation of investments and
foreign currencies	(10,089,677)
Total net assets	$726,754,255

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
COP — Colombian Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesia Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
TRY — Turkish Lira
USD — United States Dollar

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2009, the aggregate amount of fair valued securities was $7,067,070, which represented 0.97% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of September 30, 2009.

w

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

*	Fully or partially on loan.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $76,815,615, which represented 10.57% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $4,469,143, which represented 0.61% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

‡	Non-income producing security. Security is currently in default.

Δ	Securities have been classified by country of origin.

∏

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At September 30, 2009, the aggregate amount of restricted securities was $71,020 or 0.01% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

¥	Fully or partially pledged as collateral for financial futures contracts.

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

**	See Note 8 in “Notes to financial statements.”

©	Includes $31,615,416 of securities loaned.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
FGIC — Insured by the Financial Guaranty Insurance Company
GNMA — Government National Mortgage Association
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
NATL-RE — Insured by the National Public Finance Guarantee Corporation
NIM — Net Interest Margin
PIK — Pay-in-kind
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
XLCA — Insured by XL Capital Assurance
yr — Year

Net Asset Value and Offering Price Per Share –
Optimum Fixed Income Fund
Net asset value Class A (A)	$9.12
Sales charge (4.50% of offering price) (B)	0.43
Offering price	$9.55

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, financial futures contracts, options contracts and swap contracts were outstanding at September 30, 2009.

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	1,231,201	USD	(1,073,854)	10/30/09	$9,800
BRL	1,027,528	USD	(565,010)	10/30/09	12,317
BRL	2,453,066	USD	(1,346,359)	10/30/09	31,923
CAD	440,000	USD	(404,598)	10/1/09	6,330
CAD	561,050	USD	(522,921)	10/30/09	1,086
CAD	2,281,026	USD	(2,129,074)	10/30/09	1,350
COP	4,190,024,000	USD	(2,175,506)	10/30/09	367
EUR	(740,457)	USD	1,094,381	10/30/09	10,960
GBP	(271,129)	USD	428,880	10/30/09	(4,311)
IDR	11,890,555,000	USD	(1,227,729)	11/30/09	(10,027)
ILS	3,330,495	USD	(873,000)	11/20/09	11,192
KRW	4,357,005,100	USD	(3,651,548)	10/30/09	50,398
NOK	8,903,280	USD	(1,520,693)	10/30/09	19,291
NOK	14,083,187	USD	(2,408,865)	10/30/09	27,079
NZD	318,969	USD	(229,562)	10/30/09	300
NZD	(2,810,358)	USD	2,024,863	10/30/09	(391)
PLN	3,255,460	USD	(1,153,396)	10/30/09	(22,080)
PLN	1,317,708	USD	(467,272)	10/30/09	(9,351)
SEK	9,381,628	USD	(1,375,928)	10/30/09	(29,927)
SEK	13,026,851	USD	(1,913,420)	10/30/09	(44,431)
TRY	3,791,567	USD	(2,533,116)	12/1/09	(6,253)
					$55,622

Financial Futures Contracts1

	Notional	Notional	Expiration	Unrealized
Contracts to Sell	Proceeds	Value	Date	Depreciation
(94) U.S. Treasury
10 yr Notes	$(11,018,635)	$(11,122,844)	12/21/09	$(104,209)

Options Contracts1

	Number of Notional		Exercise	Expiration	Unrealized
Description	Contracts	Value	Price	Date	Depreciation
Long Put Options
U.S. Treasury
10 yr Notes	106	$34,781	$116.50	10/23/09	$(42,261)

Swap Contracts1
Credit Default Swap Contracts

Swap Counterparty		Annual		Unrealized
& Referenced	Notional	Protection	Termination	Appreciation
Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclays
Macy’s
10 yr CDS	$620,000	5.00%	6/20/19	$(41,099)
JPMorgan Securities
Donnelley (R.R.)
& Sons
5 yr CDS	2,000,000	5.00%	6/20/14	(330,813)
	$2,620,000			$(371,912)
Protection Sold:
Citigroup Global
Markets
MetLife
5 yr CDS	$350,000	5.00%	9/20/14	$11,182
	$350,000			$11,182
Total				$(360,730)

The use of foreign currency exchange contracts, financial futures contracts, options contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in ”Notes to financial statements.”

See accompanying notes

(continues)     29

Statements of net assets

Optimum International Fund

September 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 98.72%Δ
Australia – 6.32%
	Amcor	261,360	$1,263,677
	Australia & New Zealand
	Banking Group	21,000	451,905
	Commonwealth Bank of Australia	9,100	415,497
	Foster’s Group	398,269	1,950,230
	National Australia Bank	65,646	1,781,603
	Oil Search	72,600	413,155
	QBE Insurance Group	20,872	443,074
	Santos	26,300	352,708
	Telstra	829,690	2,393,755
	Wesfarmers	66,272	1,548,918
			11,014,522
Austria – 0.15%
	Erste Group Bank	6,000	268,117
			268,117
Belgium – 0.88%
	Anheuser-Busch InBev	12,600	575,305
	Fortis	93,313	437,050
†	Fortis Strip	48,482	142
	Umicore	17,200	514,918
			1,527,415
Bermuda – 0.09%
	Catlin Group	28,839	161,844
			161,844
Brazil – 0.58%
	BM&FBovespa	31,200	230,537
*	Cemig ADR	23,050	350,360
†	Hypermarcas	22,100	436,623
			1,017,520
Canada – 5.00%
	Advantage Oil & Gas	55,200	390,254
	Bank of Nova Scotia	6,200	282,974
	Barrick Gold	11,100	420,261
	Canadian Natural Resources	10,400	702,237
	Canadian Oil Sands Trust	26,000	746,673
†	Eldorado Gold	65,800	747,259
	EnCana	13,200	764,323
	Ensign Energy Services	15,600	236,604
	Goldcorp	14,300	574,003
	Kinross Gold	27,000	588,289
	Progress Energy Resources	38,400	495,623
	Royal Bank of Canada	8,220	441,803
	Suncor Energy	16,200	565,846
	Talisman Energy	32,700	568,948
	Toronto-Dominion Bank	7,200	465,655
	TransaCanada	13,100	408,262
	Trican Well Service	24,800	321,943
			8,720,957
☐China – 1.18%
†	AirMedia Group ADR	17,900	131,565
	China Construction Bank Class H	514,100	410,617
	China Life Insurance Class H	55,300	240,823
	China Railway Construction Class H	186,700	248,130
*†	Focus Media Holding ADR	21,400	236,256
	Industrial & Commercial Bank of
	China Series H	575,700	433,817
†	Netease.com ADR	6,400	292,352
	Noah Education Holdings ADR	12,200	61,000
			2,054,560
Denmark – 0.66%
*	A.P. Moller - Maersk	70	481,615
	Novo Nordisk Class B	3,800	237,918
*	TrygVesta	5,600	428,225
			1,147,758
Finland – 0.69%
*	Fortum	16,800	430,672
	UPM-Kymmene	65,052	780,510
			1,211,182
France – 10.08%
*	AXA	20,000	541,384
*	BNP Paribas	5,000	399,454
	Cap Gemini	8,900	466,140
*	Carrefour	53,320	2,418,552
*	Compagnie de Saint-Gobain	50,429	2,615,773
	Compagnie Generale des
	Etablissements Michelin Class B	6,000	470,653
*	Credit Agricole	7,300	152,530
*	Eramet	2,000	693,996
	France Telecom	80,065	2,132,736
	GDF Suez	10,600	470,649
†	GDF Suez	8,820	13
	Lafarge	6,600	590,533
	PPR	3,600	461,382
	Sanofi-Aventis	6,100	447,615
*	Societe Generale	25,152	2,024,132
*	Total	57,552	3,419,350
	Unibail-Rodamco	1,300	270,012
			17,574,904
Germany – 5.08%
	Allianz	2,500	314,954
*	Bayerische Motoren Werke	13,500	650,078
	Deutsche Bank	3,900	302,272
	Deutsche Boerse	2,800	229,758
	Deutsche Telekom	138,042	1,889,551
	Gerry Weber International	13,904	463,444
*	MAN	11,500	959,969
	RWE	32,395	3,018,455
	Salzgitter	3,800	370,195
	SAP ADR	9,000	439,830
	Software	2,500	212,603
			8,851,109
Hong Kong – 3.72%
	China Mobile	38,700	377,512
	China Resources Power Holdings	176,000	409,228
	China Unicom Hong Kong	157,100	222,575
	Hang Seng Bank	16,400	236,372
	Hong Kong Electric Holdings	172,000	943,226
	Hong Kong Exchanges & Clearing	24,300	440,535

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Hong Kong (continued)
	Huabao International Holdings	416,800	$446,917
	Jardine Matheson Holdings	15,200	462,080
	New World Development	219,000	471,345
	REXLot Holdings	2,521,800	224,522
	Sun Hung Kai Properties	31,700	467,115
	Wharf Holdings	245,875	1,305,517
	Wheelock	60,300	197,628
	Wing Hang Bank	28,600	281,387
			6,485,959
India – 0.33%
	Sterlite Industries India ADR	36,200	578,114
			578,114
Indonesia – 0.30%
	Bank Negara Indonesia Persero	2,372,200	522,646
			522,646
Ireland – 0.23%
	Covidien	9,500	410,970
			410,970
Israel – 0.39%
	Teva Pharmaceutical Industries ADR	13,600	687,616
			687,616
Italy – 3.32%
	Assicurazioni Generali	7,808	213,984
	Benetton Group	28,600	289,585
	Enel	67,500	428,398
	Fiat	35,400	455,298
	Intesa Sanpaolo	487,704	2,156,881
	Parmalat	97,100	268,383
	UBI Banca	17,300	265,537
	UniCredit	437,234	1,708,161
			5,786,227
Japan – 16.79%
*	Air Water	33,900	390,449
*	Amada	85,200	573,220
	Astellas Pharma	47,200	1,940,050
	Canon	68,700	2,777,845
*	Chiba Bank	44,500	275,600
	DA Office Investment	40	131,440
*	Fujitsu	34,300	224,273
	Hitachi High-Technologies	10,800	225,805
	Honda Motor	10,500	323,392
*	Hosiden	11,500	155,895
	INPEX	60	511,947
*	ITOCHU	111,400	738,324
	Japan Prime Realty Investment	100	243,052
	Kamigumi	44,400	362,520
	Kao	88,000	2,176,107
*	KDDI	273	1,538,713
	Kenedix Realty Investment	35	131,384
	KUREHA	26,900	165,700
*	Marubeni	131,700	664,551
*	Matsui Securities	27,400	223,412
	Mitsubishi Estate	6,100	95,942
	Mitsui Chemicals	108,700	387,458
	Mitsui Fudosan	5,800	98,136
	Mizuho Securities	101,000	367,886
	Nikon	15,700	287,156
	Nippon Express	69,400	282,161
*	Nippon Steel	86,600	316,400
	Nitto Denko	23,100	707,602
*	NSK	109,000	676,280
*	Panasonic	27,300	402,316
	Seino Holdings	37,100	321,099
	Sekisui House	72,000	649,624
	Seven & I Holdings	70,200	1,681,203
	Shimano	10,100	436,514
*	Sumitomo Mitsui Financial Group	6,500	226,622
*	Takeda Pharmaceutical	61,700	2,570,404
	Tokio Marine Holdings	53,600	1,552,325
	Toyo Seikan Kaisha	5,900	113,498
*	Toyo Suisan Kaisha	12,600	341,053
	Toyota Motor	41,000	1,630,409
*	West Japan Railway	339	1,283,876
	Yamato Kogyo	12,800	360,724
*	Zeon	153,400	702,282
			29,264,649
Luxembourg – 0.92%
*	ArcelorMittal	17,700	661,710
*†	Millicom International Cellular	6,600	480,084
	SES	20,200	458,128
			1,599,922
Malaysia – 0.44%
	AMMB Holdings	240,600	296,144
	CIMB Group Holdings	144,700	464,077
			760,221
Mexico – 0.27%
	Fomento Economico Mexicano ADR	12,200	464,210
			464,210
Netherlands – 3.10%
	Aegon	91,000	772,410
	ASML Holding	16,500	487,905
	Corio	2,000	137,921
*	Heineken	11,900	548,568
	ING Groep CVA	64,456	1,150,607
†	QIAGEN	20,100	426,450
*	Randstad Holding	11,700	505,280
	Reed Elsevier	113,826	1,284,102
*	Wereldhave	1,000	98,473
			5,411,716
New Zealand – 0.62%
	Telecom Corp. of New Zealand	564,495	1,084,349
			1,084,349
Norway – 0.21%
	Yara International ASA	11,400	358,806
			358,806

(continues)     31

Statements of net assets

Optimum International Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Philippines – 0.21%
	Philippine Long Distance
	Telephone ADR	7,000	$359,800
			359,800
Republic of Korea – 2.21%
	GS Engineering & Construction	7,100	556,413
	Hyundai Development	12,000	436,549
	Korea Electric Power	19,000	578,156
	Korea Zinc	3,600	537,017
	Korean Air Lines	13,400	546,706
	LG Electronics	3,100	330,725
	Samsung Electronics	1,260	872,843
			3,858,409
Russia – 0.97%
	Lukoil Oil ADR	11,400	617,880
*	Rosnfet Oil GDR	90,600	700,338
	Vimpel-Communications ADR	19,700	368,390
			1,686,608
Singapore – 2.95%
	CapitaLand	92,700	244,805
	DBS Group Holdings	34,000	320,534
	Oversea-Chinese Banking	207,649	1,157,168
	Singapore Telecommunications	671,600	1,549,497
	United Overseas Bank	111,000	1,322,245
*	Wilmar International	121,700	546,015
			5,140,264
South Africa – 0.76%
	Naspers	17,700	604,854
	Sasol	19,298	725,570
			1,330,424
Spain – 5.11%
*	Banco Bilbao Vizcaya Argentaria	22,302	395,831
*	Banco Santander	125,328	2,017,179
	Iberdrola	282,599	2,772,510
	Inditex	7,100	407,342
	Telefonica	120,074	3,312,677
			8,905,539
Sweden – 0.25%
*	Nordea Bank	42,700	429,971
			429,971
Switzerland – 5.68%
	Alcon	3,700	513,079
	Credit Suisse Group	8,800	488,252
	GAM Holding	8,800	439,427
	Nestle	25,100	1,069,538
	Novartis	74,710	3,737,842
	Roche Holding	5,800	937,425
*	Sonova Holding	4,900	494,090
	Swiss Reinsurance	7,700	347,572
	UBS	33,800	618,696
	Xstrata	32,900	485,245
	Zurich Financial Services	3,222	766,366
			9,897,532
Taiwan – 2.93%
	Asustek Computer	293,587	506,516
*	AU Optronics ADR	44,023	426,143
	China Airlines	1,195,566	401,698
	Chunghwa Telecom ADR	63,741	1,149,893
	Mega Financial Holding	524,700	333,729
†	Polaris Securities	484,900	287,197
	Siliconware Precision Industries ADR	58,701	421,466
	Taiwan Semiconductor
	Manufacturing	648,270	1,306,873
	Taiwan Semiconductor
	Manufacturing ADR	1	11
	Yuanta Financial Holding	362,400	269,577
			5,103,103
Thailand – 0.13%
	Bangkok Bank	60,500	219,111
			219,111
United Kingdom – 15.62%
*	Aberdeen Asset Management	48,000	115,129
	Anglo American	15,800	503,059
*	ARM Holdings	196,200	449,898
	Aviva	143,485	1,026,953
*	Barclays	103,900	614,300
	BG Group	120,126	2,084,635
	BP	280,076	2,474,937
*	British Airways	167,600	590,803
	Britvic	88,700	499,060
	Compass Group	179,418	1,095,198
†	Dana Petroleum	11,200	251,453
*	Domino’s Pizza	90,000	419,078
	GlaxoSmithKline	185,076	3,637,630
	Hays	171,200	285,333
	HSBC Holdings	85,507	978,040
	ICAP	27,800	187,820
	Imperial Tobacco Group	22,700	655,824
	Inchcape	934,600	419,807
*	Intercontinental Hotels Group	24,200	314,004
	Legal & General Group	245,600	344,773
	Next	15,800	452,690
	Persimmon	32,000	233,335
	Prudential	43,200	415,569
*	Rightmove	40,500	359,179
	Royal Dutch Shell Class A	81,176	2,322,085
	Standard Chartered	13,300	327,930
	Tesco	69,400	443,147
	Unilever	119,298	3,389,442
	Vodafone Group	706,447	1,582,672
	Vodafone Group ADR	14,000	315,000
	WPP Group	51,900	445,353
			27,234,136
United States – 0.55%
†	NII Holdings	16,400	491,672
	Virgin Media	33,800	470,496
			962,168
Total Common Stock
	(cost $158,468,156)		172,092,358

	Number of	Value
	Shares	(U.S. $)
Preferred Stock – 0.35%
Brazil – 0.35%
Banco Bradesco	17,100	$341,219
Itau Unibanco Holding	13,310	268,972
Total Preferred Stock
(cost $289,760)		610,191

Rights – 0.01%
† BNP Paribas	5,000	10,828
= Fortis	181,195	0
Total Rights (cost $0)		10,828

Warrant – 0.00%
† Unione di Banche Italiano	20,000	2,384
Total Warrant (cost $0)		2,384

	Principal
	Amount (U.S. $)
≠Discount Notes – 0.30%
Fannie Mae 0.04% 10/1/09	$302,980	302,975
Federal Home Loan Bank
0.001% 10/1/09	121,021	121,021
0.01% 10/9/09	30,589	30,589
0.03% 10/28/09	10,232	10,232
0.04% 10/30/09	61,177	61,176
Total Discount Notes
(cost $525,992)		525,993

Total Value of Securities Before Securities
Lending Collateral – 99.38%
(cost $159,283,908)		173,241,754

	Number of
	Shares
Securities Lending Collateral** – 13.68%
Investment Companies
Mellon GSL DBT II Collateral Fund	16,152,272	16,152,272
BNY Mellon SL DB II
Liquidating Fund	7,798,527	7,706,504
@† Mellon GSL Reinvestment Trust II	653,686	65
Total Securities Lending Collateral
(cost $24,604,485)		23,858,841

Total Value of Securities – 113.06%
(cost $183,888,393)		197,100,595 ©
Obligation to Return Securities
Lending Collateral** – (14.11%)		(24,604,485)
Receivables and Other Assets
Net of Liabilities – 1.05%		1,832,867
Net Assets Applicable to 17,171,646
Shares Outstanding – 100.00%		$174,328,977

Net Asset Value – Optimum International Fund
Class A ($12,766,700 / 1,256,515 Shares)		$10.16
Net Asset Value – Optimum International Fund
Class B ($2,438,204 / 244,892 Shares)		$ 9.96
Net Asset Value – Optimum International Fund
Class C ($46,697, 211 / 4,686,870 Shares)		$ 9.96
Net Asset Value – Optimum International Fund Institutional
Class ($112,426,862 / 10,983,369 Shares)		$10.24

Components of Net Assets at September 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$229,200,768
Undistributed net investment income		2,363,808
Accumulated net realized loss on investments		(70,556,839)
Net unrealized appreciation of investments
and foreign currencies		13,321,240
Total net assets		$174,328,977

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 4 in “Country/Sector allocations.”

†	Non income producing security.

*	Fully or partially on loan.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

**	See Note 8 in “notes to financial statements”

@	Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $65, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

©	Includes $23,407,264 of securities loaned.

(continues)     33

Statements of net assets

Optimum International Fund

Summary of Abbreviations:
ADR — American Depositary Receipts
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CVA — Dutch Certificate
CZK — Czech Koruna
DKK — Danish Krone
EUR — European Monetary Unit
GBP — British Pound Sterling
GDR — Global Depositary Receipts
HKD — Hong Kong Dollar
JPY — Japanese Yen
KRW — South Korean Won
NOK — Norwegian Kroner
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Optimum International Fund
Net asset value Class A (A)	$10.16
Sales charge (5.75% of offering price) (B)	0.62
Offering price	$10.78

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $75,000 or more.

The following foreign currency exchange contracts were outstanding at September 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	3,071,000	USD	(2,637,084)	10/9/09	$70,485
CAD	15,000	USD	(13,764)	10/1/09	245
CAD	78,000	USD	(72,639)	10/2/09	207
CAD	(965,000)	USD	906,381	10/9/09	5,128
CAD	(1,321,000)	USD	1,225,831	10/9/09	(7,904)
CAD	(78,000)	USD	72,641	10/28/09	(209)
CAD	(15,000)	USD	13,764	10/28/09	(245)
CHF	100,000	USD	(97,069)	10/2/09	(575)
CHF	(100,000)	USD	97,086	10/28/09	572
CZK	1,093,000	USD	(64,063)	10/9/09	(708)
DKK	543,000	USD	(107,001)	10/2/09	(263)
DKK	156,000	USD	(30,689)	10/5/09	(26)
DKK	(2,622,000)	USD	513,791	10/9/09	(1,562)
DKK	(699,000)	USD	137,634	10/28/09	287
EUR	99,000	USD	(144,342)	10/2/09	515
EUR	319,000	USD	(467,111)	10/5/09	(351)
EUR	1,147,000	USD	(1,679,634)	10/9/09	(1,352)
EUR	(319,000)	USD	467,103	10/28/09	349
GBP	137,000	USD	(219,378)	10/2/09	(461)
GBP	510,000	USD	(845,973)	10/9/09	(31,052)
GBP	(526,000)	USD	856,143	10/9/09	15,656
GBP	(137,000)	USD	219,351	10/28/09	460
HKD	(1,624,000)	USD	209,575	10/9/09	15
JPY	175,057,000	USD	(1,919,112)	10/9/09	30,959
JPY	17,633,000	USD	(195,569)	10/28/09	881
KRW	376,022,946	USD	(321,540)	10/1/09	(1,932)
NOK	3,560,000	USD	(607,635)	10/9/09	8,524
SEK	2,500,000	USD	(364,523)	10/9/09	(5,897)
SGD	(722,000)	USD	542,644	10/9/09	(5,359)
					$76,387

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

See accompanying notes

Optimum Large Cap Growth Fund

September 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 98.10%²
Basic Industry/Capital Goods – 9.96%
	3M	13,100	$966,780
	Agnico-Eagle Mines (Canada)	2,200	149,270
	Albemarle	33,650	1,164,290
*	Ashland	20,850	901,137
	BHP Billiton (Australia)	39,350	1,309,929
*	BHP Billiton ADR	90,500	4,986,550
*	Cliffs Natural Resources	88,650	2,868,714
	Cooper Industries	40,000	1,502,800
	Danaher	73,600	4,954,752
	Deere	12,800	549,376
*	Dow Chemical	272,506	7,104,231
†	Energizer Holdings	42,900	2,845,986
	FMC	29,900	1,681,875
†	Foster Wheeler	42,950	1,370,535
†	Louisiana-Pacific	23,100	154,077
†	McDermott International	128,800	3,254,776
	Monsanto	51,328	3,972,787
	Mosaic	38,250	1,838,678
†	Owens-Illinois	148,500	5,479,650
	Potash Corp. of Saskatchewan
	(Canada)	24,442	2,208,090
	PPG Industries	54,156	3,152,421
	Praxair	102,581	8,379,842
	Precision Castparts	12,800	1,303,936
†	Quanta Services	10,200	225,726
	Republic Services Class A	33,900	900,723
	SPX	16,200	992,574
	Tyco International (Bermuda)	50,950	1,756,756
†	Yingde Gases (China)
	(Hong Kong Exchange)	134,500	121,484
			66,097,745
Business Services – 9.63%
	Accenture Class A (Bermuda)	42,000	1,565,340
	Automatic Data Processing	25,500	1,002,150
	Companhia Brasileira de Meios de
	Pragamento (Brazil)	121,400	1,202,659
	Expeditors International of
	Washington	31,400	1,103,710
†	Google Class A	43,747	21,691,950
†*	Hertz Global Holdings	433,850	4,698,596
*	MasterCard Class A	46,575	9,415,136
	McGraw-Hill Companies	107,700	2,707,578
†	Research in Motion (Canada)	19,900	1,344,245
	United Parcel Service Class B	18,300	1,033,401
*	Visa Class A	146,111	10,097,731
†	Yahoo	454,356	8,092,080
			63,954,576
Consumer Non-Durables – 9.66%
†*	Amazon.com	83,296	7,776,514
†*	AutoZone	14,500	2,120,190
†	CarMax	18,500	386,650
†*	Central European Distribution	15,900	520,884
	Costco Wholesale	49,300	2,783,478
	CVS Caremark	66,659	2,382,393
†	Dana Holdings	223,450	1,521,695
†	Dollar Tree	11,000	535,480
*	Fastenal	4,400	170,280
†*	Hansen Natural	39,850	1,464,089
†	Kohl’s	21,300	1,215,165
	Kroger	106,900	2,206,416
	Lowe’s Companies	245,318	5,136,959
	Nestle (Switzerland)	23,580	1,004,769
*	NIKE Class B	118,454	7,663,974
†	O’Reilly Automotive	16,600	599,924
	PACCAR	26,000	980,460
	PepsiCo	73,750	4,326,175
	Philip Morris International	90,450	4,408,533
	Procter & Gamble	43,352	2,510,948
†	Starbucks	65,500	1,352,575
	Target	43,200	2,016,576
	Wal-Mart Stores	225,550	11,072,249
			64,156,376
Consumer Services – 5.68%
†*	Apollo Group Class A	12,000	884,040
	Carnival	12,200	406,016
†*	DIRECTV Group	37,385	1,031,078
	Disney (Walt)	26,600	730,436
†	eBay	163,150	3,851,972
†*	ITT Educational Services	28,050	3,097,001
†	Liberty Media Capital Class A	150	3,138
*	Marriott International Class A	33,459	923,134
	McDonald’s	215,410	12,293,448
†*	MGM Mirage	38,800	467,152
	Regal Entertainment Group Class A	119,200	1,468,544
	Western Union	113,500	2,147,420
†	Wynn Macau (Macau)	165,600	215,387
†*	Wynn Resorts	58,339	4,135,652
*	Yum Brands	179,657	6,065,220
			37,719,638
Energy – 8.88%
†*	Cameron International	28,700	1,085,434
	Chesapeake Energy	132,150	3,753,060
*	Chevron	122,300	8,613,589
	EOG Resources	22,386	1,869,455
	Exxon Mobil	21,400	1,468,254
*	Magellan Midstream Partners	33,807	1,271,148
	Murphy Oil	12,700	731,139
	Nexen (Canada)	154,648	3,490,405
†*	NRG Energy	36,195	1,020,337
*	NuStar Energy	13,850	717,984
†*	Patriot Coal	324,150	3,812,004
	Petroleo Brasileiro SA ADR	157,973	7,250,961
	Petroleo Brasiliero SP ADR	54,800	2,154,188
†	Plains Exploration & Production	76,700	2,121,522
	Schlumberger	46,400	2,765,440
	Smith International	31,600	906,920

(continues)     35

Statements of net assets

Optimum Large Cap Growth Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Energy (continued)
	Suncor Energy (Canada)	32,800	$1,133,568
†	Transocean (Switzerland)	154,344	13,201,042
†	Weatherford International
	(Switzerland)	27,730	574,843
	XTO Energy	24,756	1,022,918
			58,964,211
Financials – 13.21%
†	Affiliated Managers Group	18,000	1,170,180
	American Express	95,474	3,236,569
	Bank of America	593,800	10,047,096
	BlackRock	2,700	585,414
	Bosvespa Holding (Brazil)	238,300	1,760,801
	Franklin Resources	8,600	865,160
	Genworth Financial	86,900	1,038,455
	Goldman Sachs Group	64,928	11,969,477
	HSBC Holdings ADR	72,600	4,163,610
†	IntercontinentalExchange	9,600	933,024
	Invesco	72,600	1,652,376
	JPMorgan Chase	398,097	17,444,610
	Lazard Class A (Bermuda)	11,100	458,541
	Morgan Stanley	115,050	3,552,744
	Northern Trust	20,400	1,186,464
	NYSE Euronext	37,700	1,089,153
	PNC Financial Services Group	20,000	971,800
	Prudential Financial	107,800	5,380,298
	Schwab (Charles)	54,600	1,045,590
	State Street	40,560	2,133,456
	TFS Financial	62,600	744,940
	Travelers Companies	65,900	3,244,257
	U.S. Bancorp	184,663	4,036,733
	Wells Fargo	317,953	8,959,916
			87,670,664
Health Care – 12.23%
	Abbott Laboratories	242,321	11,987,619
†	Alexion Pharmaceuticals	12,600	561,204
	Allergan	57,300	3,252,348
†	Amgen	66,050	3,978,192
†	Auxilium Pharmaceuticals	34,000	1,163,140
	Baxter International	66,750	3,805,418
†	Celgene	83,950	4,692,805
†*	Cephalon	42,350	2,466,464
	Covidien (Bermuda)	156,875	6,786,412
†*	Elan ADR	57,200	406,692
†	Express Scripts	63,550	4,930,209
†	Gilead Sciences	119,078	5,546,652
†*	Human Genome Sciences	87,550	1,647,691
†*	Illumina	7,800	331,500
†*	Insulet	69,000	774,870
†*	Intuitive Surgical	6,500	1,704,625
†*	Inverness Medical Innovations	78,500	3,040,305
†	Life Technologies	65,000	3,025,750
	McKesson	28,400	1,691,220
†	Medco Health Solutions	97,800	5,409,318
*	Merck	94,374	2,985,050
	Novo Nordisk Class B (Denmark)	8,728	546,460
	Pfizer	194,500	3,218,975
†	St. Jude Medical	21,600	842,616
	Stryker	18,200	826,826
	Teva Pharmaceutical Industries ADR	21,000	1,061,760
†*	Thermo Fisher Scientific	30,450	1,329,752
	Universal Health Services Class B	9,750	603,818
†	WellPoint	39,000	1,847,040
	Wyeth	14,700	714,126
			81,178,857
Technology – 27.13%
†	Adobe Systems	84,650	2,796,836
†	Alcatel	155,400	697,746
†	American Tower Class A	128,050	4,661,020
†	Apple	156,870	29,078,991
†	Autodesk	40,100	954,380
†	Baidu.com ADR	6,224	2,433,895
†	BE Aerospace	143,950	2,899,153
†*	Broadcom Class A	98,360	3,018,668
†	Brocade Communications Systems	707,500	5,560,950
†	Cisco Systems	260,600	6,134,524
†	Crown Castle International	106,300	3,333,568
†*	Dolby Laboratories Class A	30,200	1,153,338
†*	EMC	191,550	3,264,012
†*	Expedia	204,553	4,899,044
†	Focus Media Holding ADR	39,950	441,048
	General Dynamics	154,910	10,007,186
	Goodrich	24,750	1,344,915
†*	GSI Commerce	100,850	1,947,414
	Hewlett-Packard	76,850	3,628,089
†	IAC/Interactive	104,050	2,100,770
	Intel	611,754	11,972,025
	International Business Machines	79,214	9,474,787
†*	Juniper Networks	127,539	3,446,104
†	Leap Wireless International	16,900	330,395
	Lockheed Martin	48,850	3,814,208
†	Marvell Technology Group (Bermuda)	315,050	5,100,660
†	McAfee	41,300	1,808,527
†*	MetroPCS Communications	41,900	392,184
	Microsoft	420,900	10,897,100
†	Nice Systems ADR	31,050	945,162
†*	NII Holdings	38,400	1,151,232
†*	ON Semiconductor	727,150	5,998,988
†*	priceline.com	4,900	812,518
	QUALCOMM	334,560	15,048,508
†*	salesforce.com	14,300	814,099
	Samsung Electronics
	(Republic of Korea)	811	561,806
	Seagate Technology	315,750	4,802,558
†*	Sina (China) (Hong Kong Exchange)	61,500	2,334,540
†*	Skyworks Solutions	384,250	5,087,470

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Technology (continued)
† Synopsys	31,100	$697,262
Taiwan Semiconductors
Manufacturing ADR	184,088	2,017,604
Tencent Holdings (China) (Hong
Kong Exchange)	101,300	1,648,249
* Toshiba (Japan)	115,000	603,342
		180,114,875
Transportation – 1.72%
* Burlington Northern Santa Fe	29,500	2,354,985
* Norfolk Southern	50,086	2,159,207
Union Pacific	118,284	6,901,872
		11,416,064
Total Common Stock
(cost $578,955,654)		651,273,006

Preferred Stock – 0.15%
Wells Fargo 8.00%	38,550	960,281
Total Preferred Stock
(cost $741,030)		960,281

	Principal
	Amount (U.S. $)
≠Discount Notes – 1.18%
Fannie Mae 0.04% 10/14/09	$4,571,138	4,571,066
Federal Home Loan Bank
0.001% 10/1/09	1,825,881	1,825,881
0.01% 10/9/09	439,994	439,993
0.03% 10/28/09	147,178	147,176
0.04% 10/30/09	879,988	879,978
Total Discount Notes
(cost $7,864,080)		7,864,094

Total Value of Securities Before Securities
Lending Collateral – 99.43%
(cost $587,560,764)		660,097,381

	Number of
	Shares
Securities Lending Collateral** – 7.55%
Investment Companies
Mellon GSL DBT II Collateral Fund	28,902,938	28,902,938
BNY Mellon SL DBT II
Liquidating Fund	21,496,754	21,243,092
@† Mellon GSL Reinvestment Trust II	1,053,295	105
Total Securities Lending Collateral
(cost $51,452,987)		50,146,135

Total Value of Securities – 106.98%		$710,243,516 ©
(cost $639,013,751)
Obligation to Return Securities
Lending Collateral** – (7.75%)		(51,452,987)
Receivables and Other Assets
Net of Liabilities – 0.77%		5,113,826
Net Assets Applicable to 69,363,178
Shares Outstanding – 100.00%		$663,904,355

Net Asset Value – Optimum Large Cap Growth Fund
Class A ($35,195,690 / 3,701,374 Shares)		$9.51
Net Asset Value – Optimum Large Cap Growth Fund
Class B ($6,096,690 / 667,884 Shares)		$9.13
Net Asset Value – Optimum Large Cap Growth Fund
Class C ($129,282,141 / 14,166,126 Shares)		$9.13
Net Asset Value – Optimum Large Cap Growth Fund
Institutional Class ($493,329,834 / 50,827,794 Shares)		$9.71

Components of Net Assets at September 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$823,543,529
Accumulated net realized loss on investments		(230,896,260)
Net unrealized appreciation of investments
and foreign currencies		71,257,086
Total net assets		$663,904,355

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

*	Fully or partially on loan.

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

**	See Note 8 in “Notes to financial statements.”

@	Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $105, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

©	Includes $50,106,641 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
HKD — Hong Kong Dollar
JPY — Japanese Yen
USD — United States Dollar

Net Asset Value and Offering Price Per Share –
Optimum Large Cap Growth Fund
Net asset value Class A (A)	$9.51
Sales charge (5.75% of offering price) (B)	0.58
Offering price	$10.09

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $75,000 or more.

(continues)     37

Statements of net assets

Optimum Large Cap Growth Fund

The following foreign currency exchange contracts were outstanding at September 30, 2009:

Foreign Currency Exchange Contracts1

Contracts					Unrealized
to Receive		In Exchange For		Settlement Date	Appreciation
HKD	951,000	USD	(122,712)	10/8/09	$4
HKD	1,686,091	USD	(217,560)	10/9/09	12
JPY	7,306,141	USD	(80,740)	10/1/09	644
					$660

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

See accompanying notes

Optimum Large Cap Value Fund

September 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 99.08%
Consumer Discretionary – 10.33%
	Abercrombie & Fitch Class A	21,010	$690,809
	Comcast Class A	305,400	5,158,206
	Disney (Walt)	162,760	4,469,390
	Gap	329,900	7,059,860
*	Hasbro	29,140	808,635
*	Home Depot	264,980	7,059,067
*	Johnson Controls	44,920	1,148,155
*	Lennar Class A	314,412	4,480,371
	Macy’s	71,210	1,302,431
	Mattel	325,200	6,003,192
	NIKE Class B	65,570	4,242,379
	Omnicom Group	104,280	3,852,103
*	Pulte Homes	117,900	1,295,721
*	Regal Entertainment Group
	Class A	450,800	5,553,856
	Sherwin-Williams	46,820	2,816,691
	Staples	59,300	1,376,946
	Time Warner	65,800	1,893,724
	WPP	166,405	1,427,920
			60,639,456
Consumer Staples – 11.66%
	Altria Group	32,770	583,634
	Campbell Soup	17,900	583,898
	CVS Caremark	235,781	8,426,813
	Diageo (United Kingdom)	246,406	3,779,947
*	Estee Lauder Class A	78,500	2,910,780
	General Mills	19,500	1,255,410
*	Kellogg	82,270	4,050,152
	Kimberly-Clark	175,050	10,324,448
	Kraft Foods Class A	295,350	7,758,845
	Kroger	122,010	2,518,286
	Lorillard	5,990	445,057
	Nestle (Switzerland)	109,995	4,687,007
	PepsiCo	49,900	2,927,134
	Philip Morris International	185,340	9,033,472
	Procter & Gamble	53,916	3,122,788
	Sara Lee	437,100	4,869,294
	Smucker (J.M.)	22,390	1,186,894
			68,463,859
Energy – 12.29%
	Anadarko Petroleum	58,400	3,663,432
	Apache	46,860	4,303,154
*	Baker Hughes	119,100	5,080,806
*	BP ADR	50,300	2,677,469
	Chevron	201,842	14,215,732
	ConocoPhillips	28,170	1,272,157
*	Devon Energy	121,920	8,208,874
	EOG Resources	33,120	2,765,851
	Exxon Mobil	90,760	6,227,044
	Hess	67,370	3,601,600
	Marathon Oil	170,800	5,448,520
†	National Oilwell Varco	48,280	2,082,316
	Occidental Petroleum	27,400	2,148,160
	Total ADR	126,930	7,521,872
	Valero Energy	150,600	2,920,134
			72,137,121
Financials – 17.83%
	Allstate	182,520	5,588,762
	American Express	70,400	2,386,560
	Ameriprise Financial	83,810	3,044,817
	Annaly Mortgage Management	147,700	2,679,278
	Aon	63,180	2,570,794
	Bank of New York Mellon	271,096	7,859,073
	Blackstone Group	249,250	3,539,350
	Chubb	40,030	2,017,912
	Goldman Sachs Group	47,440	8,745,564
	JPMorgan Chase	457,017	20,026,485
†	MBIA	228,000	1,769,280
	MetLife	226,400	8,619,048
	New York Community Bancorp	285,900	3,264,978
	Northern Trust	14,480	842,157
	NYSE Euronext	109,600	3,166,344
	PNC Financial Services Group	46,640	2,266,238
	Prudential Financial	34,750	1,734,373
	Regions Financial	160,700	997,947
	State Street	104,970	5,521,422
	Travelers Companies	255,893	12,597,612
	Wells Fargo	192,960	5,437,613
			104,675,607
Health Care – 10.75%
	Abbott Laboratories	94,040	4,652,159
	Becton, Dickinson	31,980	2,230,605
†	Boston Scientific	350,200	3,708,618
	Bristol-Myers Squibb	248,200	5,589,464
†	GlaxoSmithKline (United Kingdom)	71,140	1,398,241
	Johnson & Johnson	81,710	4,975,322
	Medtronic	99,260	3,652,768
*	Merck	191,160	6,046,391
	Pfizer	786,660	13,019,223
	Roche Holding (Switzerland)	6,780	1,095,817
†*	Tenet Healthcare	543,430	3,195,368
†	Thermo Fisher Scientific	68,280	2,981,788
†	Waters	23,020	1,285,897
†*	Watson Pharmaceuticals	178,900	6,554,896
†	WellPoint	13,900	658,304
	Wyeth	43,160	2,096,713
			63,141,574
Industrials – 11.90%
	3M	39,560	2,919,528
†*	Apollo Group Class A	8,870	653,453
	Avery Dennison	149,500	5,383,495
*	Burlington Northern Santa Fe	8,620	688,135

(continues)     39

Statements of net assets

Optimum Large Cap Value Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Industrials (continued)
Canadian National Railway	2,500	$122,475
CSX	33,700	1,410,682
Danaher	20,490	1,379,387
Eaton	41,970	2,375,082
General Electric	307,600	5,050,792
* Grainger (W.W.)	17,710	1,582,566
Honeywell International	115,500	4,290,825
* Ingersoll-Rand (Ireland)	28,000	858,760
Lockheed Martin	167,020	13,040,921
Northrop Grumman	134,250	6,947,438
Tyco Electronics	313,600	6,987,007
Tyco International	195,100	6,727,048
* United Technologies	97,370	5,932,754
* Waste Management	118,900	3,545,598
		69,895,946
Information Technology – 9.98%
Accenture Class A	158,410	5,903,941
Analog Devices	107,100	2,953,818
Block (H&R)	155,500	2,858,090
CA	157,800	3,470,022
† Dell	221,500	3,380,090
Dun & Bradstreet	13,110	987,445
Hewlett-Packard	97,110	4,584,563
Intel	518,850	10,153,895
International Business Machines	121,010	14,474,005
Motorola	573,500	4,926,365
Oracle	181,090	3,773,916
Western Union	61,410	1,161,877
		58,628,027
Materials – 5.56%
Air Products & Chemicals	33,900	2,629,962
duPont (E.I.) deNemours	260,100	8,359,613
MeadWestvaco	226,100	5,044,291
Packaging Corp. of America	351,700	7,174,680
PPG Industries	75,960	4,421,632
* United States Steel	113,250	5,024,903
		32,655,081
Telecommunications – 5.50%
AT&T	655,360	17,701,274
* Qwest Communications International	1,615,100	6,153,531
Vodafone Group (United Kingdom)	1,933,837	4,332,425
Windstream	408,200	4,135,066
		32,322,296
Utilities – 3.28%
American Electric Power	161,530	5,005,815
Dominion Resources	103,876	3,583,722
Entergy	23,940	1,911,848
FPL Group	33,150	1,830,875
PG&E	66,470	2,691,370
PPL	70,260	2,131,688
Public Service Enterprise Group	66,420	2,088,245
		19,243,563
Total Common Stock
(cost $608,545,663)		581,802,530

	Principal	Value
	Amount (U.S. $)	(U.S. $)
≠Discount Notes – 1.19%
Fannie Mae 0.04% 10/14/09	$4,152,337	$4,152,332
Federal Home Loan Bank
0.001% 10/1/09	1,658,620	1,658,620
0.01% 10/9/09	352,899	352,899
0.03% 10/28/09	118,042	118,044
0.04% 10/30/09	705,776	705,792
Total Discount Notes
(cost $6,987,676)		6,987,687

Total Value of Securities Before Securities
Lending Collateral – 100.27%
(cost $615,533,339)		588,790,217

	Number of
	Shares
Securities Lending Collateral** – 7.63%
Investment Companies
Mellon GSL DBT II Collateral Fund	29,850,603	29,850,603
BNY Mellon SL DBT II
Liquidating Fund	15,149,182	14,970,422
@† Mellon GSL Reinvestment Trust II	1,049,762	105
Total Securities Lending Collateral
(cost $46,049,547)		44,821,130

Total Value of Securities – 107.90%
(cost $661,582,886)		633,611,347 ©
Obligation to Return Securities
Lending Collateral** – (7.84%)		(46,049,547)
Liabilities Net of Receivables and
Other Assets – (0.06%)		(356,273)
Net Assets Applicable to 66,078,326
Shares Outstanding – 100.00%		$587,205,527

Net Asset Value – Optimum Large Cap Value Fund
Class A ($33,573,151 / 3,776,010 Shares)		$8.89
Net Asset Value – Optimum Large Cap Value Fund
Class B ($5,959,144 / 675,716 Shares)		$8.82
Net Asset Value – Optimum Large Cap Value Fund
Class C ($124,784,312 / 14,155,054 Shares)		$8.82
Net Asset Value – Optimum Large Cap Value Fund
Institutional Class ($422,888,920 / 47,471,546 Shares)		$8.91

Components of Net Assets at September 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$800,778,138
Undistributed net investment income		4,623,461
Accumulated net realized loss on investments		(190,238,699)
Net unrealized depreciation of investments
and foreign currencies		(27,957,373)
Total net assets		$587,205,527

*	Fully or partially on loan.

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

**	See Note 8 in “Notes to financial statements.”

@	Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $105, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

©	Includes $44,617,403 of securities loaned.

ADR — American Depositary Receipts

Net Asset Value and Offering Price Per Share –
Optimum Large Cap Value Fund
Net asset value Class A (A)	$8.89
Sales charge (5.75% of offering price) (B)	0.54
Offering price	$9.43

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $75,000 or more.

See accompanying notes

(continues)     41

Statements of net assets

Optimum Small-Mid Cap Growth Fund

September 30, 2009 (Unaudited)

		Number of
		Shares	Value
Common Stock – 98.82%²
Basic Industry/Capital Goods – 12.31%
*	Acuity Brands	24,900	$802,029
	Albany International	10,000	194,000
	Albemarle	10,600	366,760
*	AMETEK	41,200	1,438,292
	Cytec Industries	26,890	873,118
	Donaldson	48,900	1,693,407
†	Drew Industries	19,600	425,124
*	Eagle Materials	12,890	368,396
	Greif Class A	11,500	633,075
	Herman Miller	46,300	782,933
*†	Itron	7,000	448,980
*	Kaydon	13,300	431,186
	Koppers Holdings	9,800	290,570
	Lennox International	23,050	832,566
†	Mettler-Toledo International	22,300	2,020,157
*	Mine Safety Appliances	14,100	387,891
†	Moog Class A	19,600	578,200
	Mueller Water Products Class A	57,900	317,292
*	Nordson	40,900	2,294,081
*†	Oshkosh	23,000	711,390
	Pall	28,343	914,912
	Pentair	27,430	809,734
†	Quanta Services	52,400	1,159,612
*	Regal-Beloit	29,570	1,351,645
*	Scotts Miracle-Grow Class A	29,020	1,246,409
†	SunPower Class B	28,470	718,298
*	Toro	11,500	457,355
			22,547,412
Business Services – 5.53%
†	ArcSight	20,780	500,175
*†	Coinstar	16,230	535,265
*†	Concur Technologies	32,100	1,276,296
†	Constant Contact	47,500	914,375
†	Corrections Corp. of America	73,150	1,656,847
	Global Payments	18,400	859,280
†	Hackett Group	30,500	88,450
*†	Hertz Global Holdings	49,000	530,670
*†	K12	16,500	271,920
	McGrath RentCorp	12,000	255,240
*†	Medifast	16,100	349,692
†	Parexel International	57,740	784,687
†	SkillSoft ADR	64,800	622,080
†	VistaPrint	23,950	1,215,463
†	Vitacost.com	25,000	273,000
			10,133,440
Consumer Durables – 2.85%
†	Cavco Industries	47,100	1,672,050
*†	Champion Enterprises	123,000	56,580
*	Jarden	81,560	2,289,390
*†	Lumber Liquidators	17,140	371,767
	Thor Industries	26,600	823,270
			5,213,057
Consumer Non-Durables – 11.11%
	Abercrombie & Fitch Class A	21,300	700,344
	Advance Auto Parts	17,530	688,578
†	Aeropostale	19,890	864,618
*†	American Apparel	13,400	47,034
*†	AnnTaylor Stores	17,000	270,130
*†	Big Lots	25,330	633,757
†	Carter’s	37,380	998,046
*†	Central European Distribution	19,050	624,078
*†	Charming Shoppes	42,000	206,220
†	Chico’s FAS	51,000	663,000
*†	Children’s Place Retail Stores	14,970	448,501
	Coach	21,200	697,904
†	Cott	82,100	603,435
*†	Green Mountain Coffee Roasters	12,550	926,692
†	Gymboree	14,530	702,961
*†	Hanesbrands	97,400	2,084,361
*†	Hot Topic	30,000	224,700
*†	J Crew Group	19,500	698,490
†	Lululemon Athletica	24,000	546,000
*†	OfficeMax	70,850	891,293
	Owens & Minor	21,110	955,228
*	Pool	64,900	1,442,078
†	Rush Enterprises Class A	61,300	791,996
*†	Saks	59,000	402,380
*†	Talbots	46,000	424,580
*†	True Religion Apparel	21,400	554,902
*†	Urban Outfitters	29,300	883,981
*†	Warnaco Group	31,090	1,363,607
			20,338,894
Consumer Services – 8.25%
*†	Avis Budget Group	31,300	418,168
*†	Bally Technologies	49,860	1,913,129
†	Brink’s Home Security Holdings	32,760	1,008,680
*†	Buffalo Wild Wings	15,960	664,096
*†	Cheesecake Factory	25,600	474,112
*†	Corinthian Colleges	87,970	1,632,723
*†	DreamWorks Animation Class A	28,300	1,006,631
†	Entravision Communications	50,000	86,500
*†	Gaylord Entertainment	52,800	1,061,280
*†	ITT Educational Services	10,500	1,159,305
*	Knoll	84,000	876,120
*†	Life Time Fitness	52,220	1,464,771
	Localiza Rent A Car	76,120	762,682
*†	P.F. Chang’s China Bistro	4,500	152,865
*†	Pinnacle Entertainment	64,900	661,331
†	Salem Communications Class A	33,000	74,580
*†	Tempur-Pedic International	10,200	193,188
†	TiVo	58,000	600,880
†	Vail Resorts	8,500	285,090
†	WMS Industries	13,890	618,938
			15,115,069

		Number of
		Shares	Value
Common Stock (continued)
Energy – 5.04%
†	Atwood Oceanics	54,300	$1,915,161
*†	Carrizo Oil & Gas	59,200	1,449,808
†	Complete Production Services	52,600	594,380
	Core Laboratories	7,400	762,866
†	FMC Technologies	37,400	1,953,776
†	Karoon Gas Australia	38,114	262,635
	Massey Energy	15,260	425,601
†	Oceaneering International	13,300	754,775
*†	Quicksilver Resources	31,200	442,728
	St. Mary Land & Exploration	18,820	610,897
†	Tesco	6,700	53,466
			9,226,093
Financials – 8.10%
*	Aaron’s	15,000	396,000
	Allied World Assurance Holdings	10,630	509,496
*†	AmeriCredit	24,900	393,171
	Associated Banccorp	13,000	148,460
	Assured Guaranty	30,360	589,591
	Berkshire Hills Bancorp	25,500	559,470
	First Busey	55,000	258,500
*	GATX	42,700	1,193,464
	GFI Group	72,620	525,043
†	Guaranty Bancorp	63,000	93,240
†	H&E Equipment Services	64,900	735,317
	K-Fed Bancorp	72,000	649,440
	Lakeland Financial	16,900	348,985
	Lancashire Holdings	87,741	715,750
	MB Financial	48,000	1,006,560
†	MF Global	83,700	608,499
	Platinum Underwriters Holdings	20,230	725,043
†	Signature Bank	21,387	620,223
†	Stifel Financial	9,275	509,198
†	SVB Financial Group	19,600	848,092
	TCF Financial	38,300	499,432
	Tower Group	15,000	365,850
	Trico Bancshares	22,000	360,800
*	Valley National Bancorp	96,275	1,183,220
	ViewPoint Financial Group	44,200	620,568
	Wilmington Trust	15,300	217,260
*†	World Acceptance	6,000	151,260
			14,831,932
Health Care – 14.05%
†	Alexion Pharmaceuticals	20,400	908,616
†	Alkermes	51,920	477,145
†	Allos Therapeutics	24,000	174,000
*†	Allscripts-Misys
	Healthcare Solutions	48,240	977,825
*†	Almost Family	16,060	477,785
*†	AMAG Pharmaceuticals	6,000	262,080
†	American Medical System Holdings	15,100	255,492
*†	Auxilium Pharmaceuticals	35,600	1,217,876
*†	BioMarin Pharmaceutical	16,600	300,128
*†	Cephalon	14,330	834,579
*†	Cepheid	10,000	132,200
†	Cubist Pharmaceuticals	26,380	532,876
†	Health Net	53,860	829,444
†	HealthSouth	55,420	866,769
	Herbalife	38,790	1,269,985
†	Hologic	25,900	423,206
†	Human Genome Sciences	26,000	489,320
†	ICON ADR	55,160	1,350,868
*†	Idexx Laboratories	9,000	450,000
*†	Illumina	13,600	578,000
*†	Immucor	15,000	265,500
*†	InterMune	11,000	175,230
†	Inverness Medical Innovations	23,420	907,057
†	Ligand Pharmaceuticals Class B	70,620	163,132
*†	Luminex	14,500	246,500
†	Medicines	40,310	443,813
*†	Micromet	15,000	99,900
†	Myriad Genetics	11,200	306,880
†	Nektar Therapeutics	18,000	175,320
†	NPS Pharmaceuticals	30,000	120,600
*†	Onyx Pharmaceuticals	21,520	644,954
†	Orthofix International	10,000	293,900
*†	OSI Pharmaceuticals	20,430	721,179
*†	Poniard Pharmaceuticals	16,400	122,672
†	PSS World Medical	24,000	523,920
†	Psychiatric Solutions	54,620	1,461,631
*	Quality Systems	8,800	541,816
†	Regeneron Pharmaceuticals	29,360	566,648
†	Seattle Genetics	73,790	1,035,274
†	Sirona Dental Systems	9,000	267,750
†	SXC Health Solutions	18,700	874,973
*†	Thoratec	2,100	63,567
†	United Therapeutics	21,560	1,056,224
†	Vertex Pharmaceuticals	13,620	516,198
†	Volcano	49,410	831,076
†	Zoll Medical	23,050	496,036
			25,729,944
Real Estate – 2.94%
	BioMed Realty Trust	24,000	331,200
†	BR Malls Participacoes	36,700	433,385
	Corporate Office Properties Trust	18,600	685,968
†	DiamondRock Hospitality	55,730	451,413
	Extra Space Storage	27,600	291,180
	Kite Realty Group Trust	147,300	614,241
*	Macerich	22,129	671,162
	Rossi Residencial	96,090	772,929
	SL Green Realty	26,000	1,140,101
			5,391,579
Technology – 26.30%
	Amphenol Class A	28,400	1,070,112
†	ANSYS	37,300	1,397,631
*†	Atheros Communications	16,030	425,276
†	BE Aerospace	66,060	1,330,448
†	Blue Coat Systems	19,500	440,505

(continues)     43

Statements of net assets

Optimum Small-Mid Cap Growth Fund

		Number of
		Shares	Value
Common Stock (continued)
Technology (continued)
*†	Cavium Networks	15,570	$334,288
†	CommScope	8,800	263,384
†	Crown Castle International	94,300	2,957,247
†	Emdeon Class A	10,000	162,000
†	Entegris	82,500	408,375
*†	Equinix	17,130	1,575,960
†	eResearch Technology	31,300	219,100
†	ESCO Technologies	11,200	441,280
*†	FLIR Systems	30,000	839,100
†	II-VI	30,300	770,832
†	Informatica	62,900	1,420,282
†	Integrated Device Technology	110,400	746,304
†	IPG Photonics	81,900	1,244,880
	Jabil Circuit	97,550	1,308,146
†	Microsemi	64,900	1,024,771
†	Monolithic Power Systems	12,000	281,400
†	NETGEAR	16,000	293,600
†	NeuStar Class A	55,950	1,264,470
†	Nice Systems ADR	11,000	334,840
†	Novell	183,500	827,585
*†	ON Semiconductor	303,910	2,507,257
†	PAETEC Holding	79,200	306,504
†	Plexus	57,140	1,505,068
*†	Polycom	114,070	3,051,372
†	Rackspace Hosting	46,100	786,466
†	Red Hat	47,890	1,323,680
†	RF Micro Devices	223,730	1,214,854
*†	Riverbed Technology	35,030	769,259
†	SBA Communications Class A	7,500	202,725
	Seagate Technology	131,670	2,002,701
*†	Skyworks Solutions	74,470	985,983
†	SMA Solar Technology	8,105	824,217
†	SRA International Class A	34,200	738,378
*†	Starent Networks	35,410	900,122
†	Stratasys	18,000	308,880
†	Supertex	29,300	879,000
†	Switch & Data Facilities	44,400	604,284
†	Sykes Enterprises	37,240	775,337
†	Take-Two Interactive Software	49,020	549,514
†	Teledyne Technologies	28,760	1,035,072
†	Trimble Navigation	6,000	143,460
†	TriQuint Semiconductor	155,590	1,201,155
*†	TW Telecom	156,700	2,107,615
*†	Tyler Technologies	8,600	146,974
†	Virtusa	65,694	623,436
†	Vocus	42,200	881,558
†	Zebra Technologies	16,000	414,880
			48,171,567
Transportation – 2.34%
†	CAI International	38,300	282,271
	Con-Way	22,290	854,153
	Copa Holdings Class A	13,230	588,603
*	Heartland Express	42,000	604,800
*	Hunt (J.B.) Transport Services	25,590	822,207
*	Overseas Shipholding Group	14,500	541,865
†	Tam ADR	45,740	590,503
			4,284,402
Total Common Stock
	(cost $159,609,768)		180,983,389

Exchange Traded Fund – 0.64%
*	iShares Russell 2000
	Growth Index Fund	18,000	1,179,180
Total Exchange Traded Fund
	(cost $980,111)		1,179,180

Warrants – 0.00%
†=	Isoray, exercise price $5.00,
	expiration date 3/22/11	28,000	0
†=@#	Medicure Restricted PIPE	74,014	0
Total Warrants (cost $0)			0

		Principal
		Amount
≠Discount Notes – 0.96%
	Fannie Mae 0.04% 10/14/09	$1,066,146	1,066,130
	Federal Home Loan Bank
	0.001% 10/1/09	425,858	425,858
	0.01% 10/9/09	80,406	80,406
	0.03% 10/28/09	26,895	26,895
	0.04% 10/30/09	160,812	160,809
Total Discount Notes
	(cost $1,760,096)		1,760,098

Total Value of Securities Before Securities
	Lending Collateral – 100.42%
	(cost $162,349,975)		183,922,667

		Number of
		Shares
Securities Lending Collateral** – 12.99%
Investment Companies
	Mellon GSL DBT II
	Collateral Fund	15,110,715	15,110,715
	BNY Mellon SL DB II
	Liquidating Fund	8,780,745	8,677,132
@†	Mellon GSL Reinvestment Trust II	510,265	51
Total Securities Lending Collateral
	(cost $24,401,725)		23,787,898

Total Value of Securities – 113.41%
(cost $186,751,700)	$207,710,565 ©
Obligation to Return Securities
Lending Collateral** – (13.32%)	(24,401,725)
Liabilities Net of Receivables and
Other Assets – (0.09%)	(160,032)
Net Assets Applicable to 18,445,461
Shares Outstanding – 100.00%	$183,148,808

Net Asset Value – Optimum Small-Mid Cap Growth Fund
Class A ($6,448,119 / 657,099 Shares)	$ 9.81
Net Asset Value – Optimum Small-Mid Cap Growth Fund
Class B ($1,123,246 / 119,360 Shares)	$ 9.41
Net Asset Value – Optimum Small-Mid Cap Growth Fund
Class C ($22,899,118 / 2,433,846 Shares)	$ 9.41
Net Asset Value – Optimum Small-Mid Cap Growth Fund
Institutional Class ($152,678,325 / 15,235,156 Shares)	$10.02

Components of Net Assets at September 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)	$195,535,973
Accumulated net realized loss on investments	(33,346,029)
Net unrealized appreciation of investments	20,958,864
Total net assets	$183,148,808

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

*	Fully or partially on loan.

†	Non income producing security.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

@	Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $51, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

**	See Note 8 in “Notes to financial statements.”

©	Includes $23,719,311 of securities loaned.

Summary of Abbreviations: ADR — American Depositary Receipts PIPE — Private Investment in Public Equity

Net Asset Value and Offering Price Per Share –
Optimum Small-Mid Cap Growth Fund
Net asset value Class A (A)	$9.81
Sales charge (5.75% of offering price) (B)	0.60
Offering price	$10.41

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $75,000 or more.

See accompanying notes

(continues)     45

Statements of net assets

Optimum Small-Mid Cap Value Fund

September 30, 2009 (Unaudited)

		Number of
		Shares	Value
Common Stock – 92.80%
Basic Industry – 13.43%
	Airgas	22,600	$1,093,162
	Albany International	110,000	2,134,000
	Albemarle	34,000	1,176,400
*	Allegheny Technologies	15,700	549,343
	AMETEK	22,000	768,020
*	Aptargroup	28,300	1,057,288
	Ashland	24,000	1,037,280
	Brady Class A	27,000	775,440
	Carlisle	20,000	678,200
	Cliffs Natural Resources	18,000	582,480
	Crane	42,000	1,084,020
	Cytec Industries	26,000	844,220
*	Eastman Chemical	30,200	1,616,908
	FMC	23,000	1,293,750
	Kaiser Aluminum	18,500	672,660
†	KapStone Paper & Packaging	145,000	1,180,300
	Lennox International	14,000	505,680
	Quanex Building Products	41,000	588,760
†	Solutia	23,000	266,340
	Sonoco Products	48,000	1,321,920
†	Trex	34,500	627,900
			19,854,071
Business Services – 7.45%
†	Brink’s Home Security Holdings	33,700	1,037,623
	Courier	53,718	813,828
	Deluxe	22,000	376,200
	Donnelley (R.R.) & Sons	86,000	1,828,359
	Dun & Bradstreet	10,000	753,200
	Ennis	81,890	1,320,886
	Factset Research Systems	8,400	556,416
	Manpower	10,100	572,771
†	MPS Group	100,000	1,052,000
	Total System Services	65,900	1,061,649
†	WESCO International	57,000	1,641,600
			11,014,532
Capital Spending – 9.70%
*	Acuity Brands	35,000	1,127,350
†	Advanced Energy Industries	93,325	1,328,948
*†	AGCO	37,600	1,038,888
	American Ecology	42,944	803,053
	Cummins	11,000	492,910
†	Gardner Denver	17,300	603,424
	Gorman-Rupp	16,500	411,015
	Graham	32,489	505,204
*	Granite Construction	29,700	918,918
	Hubbell Class B	20,000	840,000
	IDEX	23,000	642,850
*†	Jacobs Engineering Group	23,600	1,084,420
	Kennametal	75,000	1,845,750
	Tennant	30,600	889,236
	Tyco International	25,000	862,000
†	URS	11,300	493,245
†	Wabash National	170,200	462,944
			14,350,155
Consumer Cyclical – 8.88%
*	Alberto-Culver	38,600	1,068,448
*	Barnes Group	103,000	1,760,270
*†	BorgWarner	33,800	1,022,788
*	Ethan Allen Interiors	152,800	2,521,200
†	Exide Technologies	200,890	1,601,093
	Hooker Furniture	73,752	995,652
	Knoll	117,000	1,220,310
*	Leggett & Platt	27,000	523,800
	Stanley Works	32,000	1,366,080
	Tupperware Brands	26,300	1,049,896
			13,129,537
Consumer Services – 5.84%
†	BJ’s Wholesale Club	30,200	1,093,844
†	Collective Brands	101,000	1,750,330
*†	Dress Barn	52,700	944,911
	Foot Locker	113,000	1,350,350
†	Genesco	36,500	878,555
	Ingles Markets Class A	56,907	900,838
*†	RSC Holdings	36,000	261,720
†	Rush Enterprises Class A	49,500	639,540
*	Sturm Ruger	63,292	818,998
			8,639,086
Consumer Staples – 2.85%
†	Chiquita Brands International	74,873	1,209,948
†	Dr Pepper Snapple Group	36,700	1,055,125
	Molson Coors Brewing Class B	20,400	993,072
	Smucker (J.M.)	18,100	959,481
			4,217,626
Energy – 4.53%
	Cabot Oil & Gas	26,000	929,500
*	CARBO Ceramics	15,000	773,250
	Gulf Island Fabrication	50,260	941,872
†	Newpark Resources	291,850	936,839
†	Plains Exploration & Production	37,500	1,037,250
	Southern Union	100,200	2,083,158
			6,701,869
Financial Services – 11.79%
	American Equity Investment
	Life Holding	182,120	1,278,482
	AXIS Capital Holdings	35,300	1,065,354
	Commerce Bancshares	26,300	979,412
	Dime Community Bancshares	103,750	1,185,863
	Eaton Vance	38,000	1,063,620
	Everest Re Group	11,400	999,780
†	FPIC Insurance Group	29,915	1,003,648
	HCC Insurance Holdings	37,500	1,025,625
	Horace Mann Educators	93,950	1,312,482
	Hudson City Bancorp	77,300	1,016,495
†	LaBranche	97,160	330,344
	Lazard Class A	24,800	1,024,488
	Old National Bancorp	59,650	668,080
	People’s United Financial	61,300	953,828
	Safety Insurance Group	16,600	546,472
*	Suffolk Bancorp	46,645	1,381,158

		Number of
		Shares	Value
Common Stock (continued)
Financial Services (continued)
	Transatlantic Holdings	10,600	$531,802
	Willis Group Holdings	37,700	1,063,894
			17,430,827
Health Care – 6.09%
†	Cephalon	4,700	273,728
†	Charles River Laboratories International	10,000	369,800
†	Conmed	27,200	521,424
*	DENTSPLY International	28,900	998,206
*†	Laboratory Corp. of America Holdings	15,600	1,024,920
†	LifePoint Hospitals	33,720	912,463
*	Mead Johnson Nutrition Class A	24,300	1,096,173
*†	Natus Medical	17,600	271,568
	Pharmaceutical Product Development	28,000	614,320
†	RehabCare Group	45,613	989,346
	STERIS	29,000	883,050
	Universal Health Services Class B	17,000	1,052,810
			9,007,808
Real Estate – 0.69%
	Equity Lifestyle Properties	11,800	504,922
	Healthcare Realty Trust	24,300	513,459
			1,018,381
Technology – 18.42%
†	3Com	234,850	1,228,266
*†	Alliant Techsystems	12,700	988,695
	Altera	25,600	525,056
	Amphenol Class A	13,600	512,448
†	CACI International Class A	21,200	1,002,124
†	Checkpoint Systems	83,000	1,364,520
†	Ciber	201,725	806,900
	Cohu	76,748	1,040,703
†	CommScope	37,600	1,125,368
	Diebold	23,000	757,390
	Ducommun	52,970	1,001,663
†	Esterline Technologies	44,000	1,725,240
†	Fairchild Semiconductor International	86,000	879,780
†	Flextronics International	379,999	2,834,793
*	Gentex	34,400	486,760
	Harris	24,000	902,400
†	Intermec	39,200	552,720
†	LeCroy	50,000	202,500
†	McAfee	24,300	1,064,097
	Methode Electronics	105,108	911,286
†	Plexus	10,000	263,400
†	Rudolph Technologies	164,292	1,215,761
†	Stratasys	27,800	477,048
*†	Sybase	28,500	1,108,650
†	Teradyne	68,000	629,000
*†	Thermo Fisher Scientific	33,500	1,462,945
†	VASCO Data Security International	123,478	916,207
†	Vishay Intertechnology	158,000	1,248,200
			27,233,920
Transportation – 1.46%
*	Alexander & Baldwin	32,100	1,030,089
	SkyWest	67,860	1,125,119
			2,155,208
Utilities – 1.67%
*	DPL	38,200	997,020
	DTE Energy	13,800	484,932
	Wisconsin Energy	21,900	989,223
			2,471,175
Total Common Stock
	(cost $118,749,065)		137,224,195

		Principal
		Amount
≠Discount Notes – 7.26%
	Fannie Mae 0.04% 10/14/09	$6,348,286	6,348,187
	Federal Home Loan Bank
	0.001% 10/1/09	2,535,739	2,535,739
	0.01% 10/9/09	555,710	555,708
	0.03% 10/28/09	185,885	185,883
	0.04% 10/30/09	1,111,419	1,111,406
Total Discount Notes
	(cost $10,736,906)		10,736,923
Total Value of Securities Before Securities
	Lending Collateral – 100.06%
	(cost $129,485,971)		147,961,118

		Number of
		Shares
Securities Lending Collateral** – 8.82%
Investment Companies
	Mellon GSL DBT II Collateral Fund	7,804,384	7,804,384
	BNY Mellon SL DBT II
	Liquidating Fund	5,305,108	5,242,508
@†	Mellon GSL Reinvestment Trust II	263,528	26
Total Securities Lending Collateral
	(cost $13,373,020)		13,046,918

Total Value of Securities – 108.88%
	cost $142,858,991)		161,008,036	©
Obligation to Return Securities
	Lending Collateral** – (9.04%)		(13,373,020)
Receivables and Other Assets
	Net of Liabilities – 0.16%		236,463
Net Assets Applicable to 16,717,917
	Shares Outstanding – 100.00%		$147,871,479

(continues)     47

Statements of net assets

Optimum Small-Mid Cap Value Fund

Net Asset Value – Optimum Small-Mid Cap Value Fund
Class A ($5,713,719 / 652,848 Shares)	$8.75
Net Asset Value – Optimum Small-Mid Cap Value Fund
Class B ($1,071,575 / 128,045 Shares)	$8.37
Net Asset Value – Optimum Small-Mid Cap Value Fund
Class C ($21,153,866 / 2,528,964 Shares)	$8.36
Net Asset Value – Optimum Small-Mid Cap Value Fund
Institutional Class ($119,932,319 / 13,408,060 Shares)	$8.94

Components of Net Assets at September 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)	$170,658,711
Undistributed net investment income	38,541
Accumulated net realized loss on investments	(40,974,818)
Net unrealized appreciation of investments	18,149,045
Total net assets	$147,871,479

*	Fully or partially on loan.

†	Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

**	See Note 8 in “Notes to financial statements.”

@	Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $26, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

©	Includes $12,928,719 of securities loaned.

Net Asset Value and Offering Price Per Share –
Optimum Small-Mid Cap Value Fund
Net asset value Class A (A)	$8.75
Sales charge (5.75% of offering price) (B)	0.53
Offering price	$9.28

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $75,000 or more.

See accompanying notes

Statements of assets and liabilities

Optimum Fund Trust

September 30, 2009 (Unaudited)

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Assets:
Investments, at value[1]	$707,659,254	$172,715,761	$652,233,287	$581,802,530	$182,162,569	$137,224,195
Short-term, at value	21,644,167	525,993	7,864,094	6,987,687	1,760,098	10,736,923
Short-term investments held as collateral
for loaned securities, at value	30,968,305	23,858,841	50,146,135	44,821,130	23,787,898	13,046,918
Cash	908,533	753,913	116,012	189,979	94,572	16,972
Foreign currencies, at value	2,327,810	1,594,404	2,787	517	26	—
Receivables for fund shares sold	1,867,348	276,775	1,204,711	1,048,555	372,828	265,101
Receivables for securities sold	14,384,522	1,420,514	16,099,154	1,031,105	889,035	365,779
Foreign currency contracts, at value	55,622	76,387	660	—	—	—
Dividends and interest receivable	7,981,296	556,547	532,657	1,230,723	65,088	135,392
Securities lending income receivable	6,748	7,208	10,071	5,965	4,770	2,427
Credit default swap contracts, at value	11,182	—	—	—	—	—
Options contracts, at value (premium paid $77,042)	34,781	—	—	—	—	—
Other assets	76,494	—	—	—	—	—
Total assets	787,926,062	201,786,343	728,209,568	637,118,191	209,136,884	161,793,707

Liabilities:
Payables for securities purchased	27,280,179	2,486,561	11,641,295	2,821,199	1,205,647	272,942
Payables for fund shares redeemed	330,572	105,375	410,511	317,247	116,588	78,483
Variation margin payable on futures contracts	2,938	—	—	—	—	—
Obligation to return securities lending collateral	32,419,337	24,604,485	51,452,987	46,049,547	24,401,725	13,373,020
Credit default swap contracts, at value	371,912	—	—	—	—	—
Accrued protection payments on credit
default swaps	3,153	—	—	—	—	—
Due to manager and affiliates	670,998	183,446	728,094	659,165	217,824	169,893
Other accrued expenses	92,718	76,974	71,190	64,139	45,547	27,242
Other liabilities	—	525	1,136	1,367	745	648
Total liabilities	61,171,807	27,457,366	64,305,213	49,912,664	25,988,076	13,922,228

Total Net Assets	$726,754,255	$174,328,977	$663,904,355	$587,205,527	$183,148,808	$147,871,479

Investments, at cost	$715,971,734	$158,757,916	$579,696,684	$608,545,663	$160,589,879	$118,749,065
Short-term, at cost	21,644,134	525,992	7,864,080	6,987,676	1,760,096	10,736,906
Short-term investments held as collateral
for loaned securities, at cost	32,419,337	24,604,485	51,452,987	46,049,547	24,401,725	13,373,020
Foreign currencies, at cost	2,335,372	1,566,201	2,739	509	27	—
[1]Including securities on loan	31,615,416	23,407,264	50,106,641	44,617,403	23,719,311	12,928,719

See accompanying notes

Statements of operations

Optimum Fund Trust

Six Months Ended September 30, 2009 (Unaudited)

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Investment Income:
Dividends	$147,547	$3,388,039	$4,325,420	$8,675,101	$415,728	$940,106
Interest	31,833,656	263	5,122	3,973	1,533	4,881
Securities lending income	61,053	145,854	171,345	70,934	62,173	25,522
Foreign tax withheld	—	(294,195)	(93,646)	(60,921)	(452)	—
	32,042,256	3,239,961	4,408,241	8,689,087	478,982	970,509

Expenses:
Management fees	2,015,606	627,821	2,308,961	2,046,630	728,071	595,628
Distribution expenses – Class A	70,288	20,297	56,796	54,495	9,959	8,879
Distribution expenses – Class B	28,326	10,855	27,735	27,304	4,865	4,673
Distribution expenses – Class C	815,854	208,616	587,725	572,127	99,781	92,991
Dividend disbursing and transfer agent
fees and expenses	886,239	281,113	805,440	760,922	257,242	239,395
Administration expenses	535,853	126,710	482,520	453,915	109,211	94,368
Accounting fees	135,195	30,718	119,957	111,784	26,475	22,877
Professional fees	63,081	28,199	54,257	50,952	24,323	22,717
Reports and statements to shareholders	53,279	64,064	38,858	36,855	6,031	43,182
Registration fees	51,087	27,622	53,346	54,182	27,594	26,103
Trustees’ fees	45,812	10,260	39,635	37,008	8,312	7,780
Pricing fees	26,992	11,903	1,258	805	1,083	525
Insurance fees	24,444	4,530	19,356	17,298	2,712	2,724
Custodian fees	17,148	85,797	15,337	12,567	9,238	1,583
Other	8,500	2,468	8,375	6,423	3,562	3,578
	4,777,704	1,540,973	4,619,556	4,243,267	1,318,459	1,167,003
Less fees waived	(728,529)	(217,535)	(163,751)	(198,177)	(180,988)	(238,068)
Total operating expenses	4,049,175	1,323,438	4,455,805	4,045,090	1,137,471	928,935
Net Investment Income (Loss)	27,993,081	1,916,523	(47,564)	4,643,997	(658,489)	41,574

Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	8,861,207	1,380,212	31,267,447	(55,509,101)	3,772,516	(3,519,425)
Futures contracts	415,462	540,100	—	—	—	—
Swap contracts	(172,305)	—	—	—	—	—
Options contracts	78,365	—	—	—	—	—
Foreign currencies	825,509	1,010,339	(27,195)	(1,242)	(13,304)	—
Net realized gain (loss)	10,008,238	2,930,651	31,240,252	(55,510,343)	3,759,212	(3,519,425)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	83,970,002	52,882,272	151,650,061	216,754,107	44,652,265	49,825,487

Net Realized and Unrealized Gain on
Investments and Foreign Currencies	93,978,240	55,812,923	182,890,313	161,243,764	48,411,477	46,306,062

Net Increase in Net Assets
Resulting from Operations	$121,971,321	$57,729,446	$182,842,749	$165,887,761	$47,752,988	$46,347,636

See accompanying notes

Statements of changes in net assets

Optimum Fund Trust

	Optimum Fixed Income Fund		Optimum International Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/09	3/31/09	9/30/09	3/31/09
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$27,993,081	$45,259,747	$1,916,523	$5,709,309
Net realized gain (loss) on investments and foreign currencies	10,008,238	(35,418,699)	2,930,651	(71,368,918)
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	83,970,002	(82,939,229)	52,882,272	(63,546,680)
Net increase (decrease) in net assets resulting from operations	121,971,321	(73,098,181)	57,729,446	(129,206,289)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(732,587)	(2,815,733)	(210,267)	(493,786)
Class B	(100,472)	(338,536)	(36,894)	(70,734)
Class C	(2,929,353)	(10,040,182)	(708,468)	(1,430,805)
Institutional Class	(8,353,957)	(32,218,868)	(1,796,991)	(4,568,363)

Net realized gain on investments:
Class A	—	(185,122)	—	(367,545)
Class B	—	(25,716)	—	(67,937)
Class C	—	(760,332)	—	(1,377,512)
Institutional Class	—	(1,866,977)	—	(2,915,201)
	(12,116,369)	(48,251,466)	(2,752,620)	(11,291,883)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,433,403	6,623,498	418,686	2,313,214
Class B	38,962	219,675	21,333	82,515
Class C	7,731,726	27,432,690	2,020,739	8,001,047
Institutional Class	73,061,159	184,532,148	11,560,786	42,881,265

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	717,944	2,946,630	206,977	846,619
Class B	98,400	347,873	36,076	136,079
Class C	2,860,939	10,523,332	699,188	2,774,434
Institutional Class	8,100,923	33,212,241	1,769,245	7,383,252
	94,043,456	265,838,087	16,733,030	64,418,425

Cost of shares repurchased:
Class A	(6,802,948)	(25,792,318)	(1,606,029)	(5,873,329)
Class B	(701,290)	(2,825,370)	(156,857)	(707,047)
Class C	(24,363,120)	(106,393,836)	(5,462,000)	(21,017,796)
Institutional Class	(81,528,528)	(300,003,025)	(15,448,030)	(57,589,007)
	(113,395,886)	(435,014,549)	(22,672,916)	(85,187,179)
Decrease in net assets derived from capital share transactions	(19,352,430)	(169,176,462)	(5,939,886)	(20,768,754)
Net Increase (Decrease) in Net Assets	90,502,522	(290,526,109)	49,036,940	(161,266,926)

Net Assets:
Beginning of period	636,251,733	926,777,842	125,292,037	286,558,963
End of period	$726,754,255	$636,251,733	$174,328,977	$125,292,037

Undistributed net investment income	$24,412,735	$7,470,433	$2,363,808	$1,631,936

See accompanying notes

(continues)     51

Statements of changes in net assets

Optimum Fund Trust

	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/09	3/31/09	9/30/09	3/31/09
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(47,564)	$938,691	$4,643,997	$13,717,159
Net realized gain (loss) on investments and foreign currencies	31,240,252	(240,980,397)	(55,510,343)	(129,375,435)
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	151,650,061	(133,409,382)	216,754,107	(229,960,349)
Net increase (decrease) in net assets resulting from operations	182,842,749	(373,451,088)	165,887,761	(345,618,625)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	—	(693,967)	(134,409)
Class B	—	—	(82,375)	(8,243)
Class C	—	—	(1,726,789)	(181,720)
Institutional Class	(753,154)	—	(11,111,005)	(2,187,864)

Net realized gain on investments:
Class A	—	—	—	(662,775)
Class B	—	—	—	(117,880)
Class C	—	—	—	(2,598,600)
Institutional Class	—	—	—	(8,022,167)
	(753,154)	—	(13,614,136)	(13,913,658)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,273,069	7,422,542	1,308,944	6,566,676
Class B	87,827	378,005	86,400	308,821
Class C	5,954,988	24,408,305	6,022,665	22,022,257
Institutional Class	59,569,113	175,624,121	52,196,247	177,257,043

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	—	685,011	790,219
Class B	—	—	79,977	124,194
Class C	—	—	1,704,441	2,749,342
Institutional Class	741,206	—	10,938,799	10,086,689
	67,626,203	207,832,973	73,022,484	219,905,241

Cost of shares repurchased:
Class A	(4,236,363)	(14,146,760)	(3,868,608)	(13,441,430)
Class B	(429,151)	(1,682,655)	(391,396)	(1,682,955)
Class C	(14,095,543)	(52,996,172)	(13,735,178)	(53,211,184)
Institutional Class	(104,984,324)	(217,730,097)	(109,100,336)	(178,721,590)
	(123,745,381)	(286,555,684)	(127,095,518)	(247,057,159)
Decrease in net assets derived from capital share transactions	(56,119,178)	(78,722,711)	(54,073,034)	(27,151,918)
Net Increase (Decrease) in Net Assets	125,970,417	(452,173,799)	98,200,591	(386,684,201)

Net Assets:
Beginning of period	537,933,938	990,107,737	489,004,936	875,689,137
End of period	$663,904,355	$537,933,938	$587,205,527	$489,004,936

Undistributed net investment income	$—	$663,683	$4,623,461	$13,594,842

See accompanying notes

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	9/30/09	3/31/09	9/30/09	3/31/09
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(658,489)	$(1,007,593)	$41,574	$182,207
Net realized gain (loss) on investments	3,759,212	(34,407,162)	(3,519,425)	(35,907,840)
Net change in unrealized appreciation/depreciation of investments	44,652,265	(19,400,809)	49,825,487	(17,180,970)
Net increase (decrease) in net assets resulting from operations	47,752,988	(54,815,564)	46,347,636	(52,906,603)

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	—	—	—	(15,258)
Class B	—	—	—	(2,844)
Class C	—	—	—	(57,073)
Institutional Class	—	—	(180,406)	(115,421)
	—	—	(180,406)	(190,596)

Capital Share Transactions:
Proceeds from shares sold:
Class A	266,808	1,537,008	236,207	1,328,927
Class B	27,907	76,663	20,559	70,326
Class C	1,267,307	4,919,070	1,046,524	4,307,673
Institutional Class	74,377,142	29,232,627	37,081,313	50,305,391

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	—	—	15,258
Class B	—	—	—	2,813
Class C	—	—	—	56,432
Institutional Class	—	—	177,262	113,479
	75,939,164	35,765,368	38,561,865	56,200,299

Cost of shares repurchased:
Class A	(726,200)	(2,529,586)	(669,000)	(2,789,717)
Class B	(65,896)	(294,311)	(62,571)	(296,932)
Class C	(2,513,225)	(9,494,543)	(2,359,222)	(8,872,916)
Institutional Class	(12,965,567)	(28,506,205)	(11,526,994)	(23,712,202)
	(16,270,888)	(40,824,645)	(14,617,787)	(35,671,767)
Increase (decrease) in net assets derived from capital share transactions	59,668,276	(5,059,277)	23,944,078	20,528,532
Net Increase (Decrease) in Net Assets	107,421,264	(59,874,841)	70,111,308	(32,568,667)

Net Assets:
Beginning of period	75,727,544	135,602,385	77,760,171	110,328,838
End of period	$183,148,808	$75,727,544	$147,871,479	$77,760,171

Undistributed (accumulated) net investment income (loss)	$—	$(949)	$38,541	$177,373

See accompanying notes

Financial highlights

Optimum Fixed Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$7.750	$8.930	$9.050	$8.740	$8.890	$8.980

Income (loss) from investment operations:
Net investment income[2]	0.347	0.449	0.402	0.399	0.316	0.279
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.177	(1.140)	(0.066)	0.255	(0.199)	(0.061)
Total from investment operations	1.524	(0.691)	0.336	0.654	0.117	0.218

Less dividends and distributions from:
Net investment income	(0.154)	(0.462)	(0.380)	(0.344)	(0.253)	(0.228)
Net realized gain on investments	—	(0.027)	(0.076)	—	(0.014)	(0.080)
Total dividends and distributions	(0.154)	(0.489)	(0.456)	(0.344)	(0.267)	(0.308)

Net asset value, end of period	$9.120	$7.750	$8.930	$9.050	$8.740	$8.890

Total return[3]	19.88%	(7.82% )	3.78%	7.58%	1.31%	2.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,174	$39,299	$63,262	$58,691	$47,956	$33,251
Ratio of expenses to average net assets	1.28%	1.24%	1.24%	1.25%	1.25%	1.24%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.49%	1.47%	1.43%	1.61%	1.67%	1.70%
Ratio of net investment income to average net assets	8.20%	5.38%	4.44%	4.48%	3.55%	3.12%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	7.99%	5.15%	4.25%	4.12%	3.13%	2.66%
Portfolio turnover	131%	158%	256%	238%	298%	352%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Fixed Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$7.750	$8.930	$9.060	$8.740	$8.900	$8.990

Income (loss) from investment operations:
Net investment income[2]	0.320	0.395	0.343	0.342	0.258	0.221
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.183	(1.140)	(0.076)	0.264	(0.209)	(0.055)
Total from investment operations	1.503	(0.745)	0.267	0.606	0.049	0.166

Less dividends and distributions from:
Net investment income	(0.153)	(0.408)	(0.321)	(0.286)	(0.195)	(0.176)
Net realized gain on investments	—	(0.027)	(0.076)	—	(0.014)	(0.080)
Total dividends and distributions	(0.153)	(0.435)	(0.397)	(0.286)	(0.209)	(0.256)

Net asset value, end of period	$9.100	$7.750	$8.930	$9.060	$8.740	$8.900

Total return[3]	19.60%	(8.42% )	2.99%	7.01%	0.54%	1.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,825	$5,483	$8,788	$9,568	$9,278	$8,405
Ratio of expenses to average net assets	1.93%	1.89%	1.89%	1.90%	1.90%	1.89%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.14%	2.12%	2.08%	2.26%	2.32%	2.35%
Ratio of net investment income to average net assets	7.55%	4.73%	3.79%	3.83%	2.90%	2.47%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	7.34%	4.50%	3.60%	3.47%	2.48%	2.01%
Portfolio turnover	131%	158%	256%	238%	298%	352%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     55

Financial highlights

Optimum Fixed Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$7.760	$8.940	$9.060	$8.750	$8.900	$8.990

Income (loss) from investment operations:
Net investment income[2]	0.320	0.395	0.343	0.341	0.258	0.221
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.173	(1.140)	(0.066)	0.255	(0.199)	(0.055)
Total from investment operations	1.493	(0.745)	0.277	0.596	0.059	0.166

Less dividends and distributions from:
Net investment income	(0.153)	(0.408)	(0.321)	(0.286)	(0.195)	(0.176)
Net realized gain on investments	—	(0.027)	(0.076)	—	(0.014)	(0.080)
Total dividends and distributions	(0.153)	(0.435)	(0.397)	(0.286)	(0.209)	(0.256)

Net asset value, end of period	$9.100	$7.760	$8.940	$9.060	$8.750	$8.900

Total return[3]	19.45%	(8.41% )	3.11%	6.88%	0.65%	1.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$169,444	$157,185	$257,340	$227,036	$186,869	$125,301
Ratio of expenses to average net assets	1.93%	1.89%	1.89%	1.90%	1.90%	1.89%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.14%	2.12%	2.08%	2.26%	2.32%	2.35%
Ratio of net investment income to average net assets	7.55%	4.73%	3.79%	3.83%	2.90%	2.47%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	7.34%	4.50%	3.60%	3.47%	2.48%	2.01%
Portfolio turnover	131%	158%	256%	238%	298%	352%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Fixed Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$7.740	$8.920	$9.050	$8.730	$8.890	$8.970

Income (loss) from investment operations:
Net investment income[2]	0.362	0.479	0.434	0.431	0.348	0.310
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.182	(1.141)	(0.076)	0.265	(0.209)	(0.050)
Total from investment operations	1.544	(0.662)	0.358	0.696	0.139	0.260

Less dividends and distributions from:
Net investment income	(0.154)	(0.491)	(0.412)	(0.376)	(0.285)	(0.260)
Net realized gain on investments	—	(0.027)	(0.076)	—	(0.014)	(0.080)
Total dividends and distributions	(0.154)	(0.518)	(0.488)	(0.376)	(0.299)	(0.340)

Net asset value, end of period	$9.130	$7.740	$8.920	$9.050	$8.730	$8.890

Total return[3]	20.16%	(7.51% )	4.04%	8.09%	1.56%	2.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$510,311	$434,285	$597,388	$454,154	$309,363	$153,085
Ratio of expenses to average net assets	0.93%	0.89%	0.89%	0.90%	0.90%	0.89%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.14%	1.12%	1.08%	1.26%	1.32%	1.35%
Ratio of net investment income to average net assets	8.55%	5.73%	4.79%	4.83%	3.90%	3.47%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	8.34%	5.50%	4.60%	4.47%	3.48%	3.01%
Portfolio turnover	131%	158%	256%	238%	298%	352%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     57

Financial highlights

Optimum International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$7.010	$13.840	$15.490	$13.470	$11.660	$10.670

Income (loss) from investment operations:
Net investment income[2]	0.109	0.280	0.262	0.112	0.180	0.050
Net realized and unrealized gain (loss) on investments
and foreign currencies	3.201	(6.557)	(0.798)	2.661	2.456	1.069
Total from investment operations	3.310	(6.277)	(0.536)	2.773	2.636	1.119

Less dividends and distributions from:
Net investment income	(0.160)	(0.326)	(0.116)	(0.172)	(0.074)	—
Net realized gain on investments	—	(0.227)	(0.998)	(0.581)	(0.752)	(0.129)
Total dividends and distributions	(0.160)	(0.553)	(1.114)	(0.753)	(0.826)	(0.129)

Net asset value, end of period	$10.160	$7.010	$13.840	$15.490	$13.470	$11.660

Total return[3]	47.67%	(46.64% )	(3.96% )	21.26%	23.54%	10.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,767	$9,578	$22,971	$25,523	$20,247	$11,300
Ratio of expenses to average net assets	1.76%	1.77%	1.75%	1.96%	1.96%	1.98%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.04%	1.86%	1.75%	1.96%	2.20%	2.30%
Ratio of net investment income to average net assets	2.46%	2.66%	1.69%	0.78%	1.47%	0.45%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.18%	2.57%	1.69%	0.78%	1.23%	0.13%
Portfolio turnover	89%	58%	19%	18%	68%	82%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum International Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$6.880	$13.580	$15.240	$13.290	$11.530	$10.620

Income (loss) from investment operations:
Net investment income (loss)[2]	0.081	0.213	0.163	0.021	0.102	(0.020)
Net realized and unrealized gain (loss) on investments
and foreign currencies	3.147	(6.436)	(0.787)	2.614	2.426	1.059
Total from investment operations	3.228	(6.223)	(0.624)	2.635	2.528	1.039

Less dividends and distributions from:
Net investment income	(0.148)	(0.250)	(0.038)	(0.104)	(0.016)	—
Net realized gain on investments	—	(0.227)	(0.998)	(0.581)	(0.752)	(0.129)
Total dividends and distributions	(0.148)	(0.477)	(1.036)	(0.685)	(0.768)	(0.129)

Net asset value, end of period	$9.960	$6.880	$13.580	$15.240	$13.290	$11.530

Total return[3]	47.35%	(47.02% )	(4.59% )	20.44%	22.81%	9.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,438	$1,764	$4,203	$5,031	$4,594	$3,386
Ratio of expenses to average net assets	2.41%	2.42%	2.40%	2.61%	2.61%	2.63%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.69%	2.51%	2.40%	2.61%	2.85%	2.95%
Ratio of net investment income (loss) to average net assets	1.81%	2.01%	1.04%	0.13%	0.82%	(0.20% )
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.53%	1.92%	1.04%	0.13%	0.58%	(0.52% )
Portfolio turnover	89%	58%	19%	18%	68%	82%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     59

Financial highlights

Optimum International Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$6.890	$13.590	$15.250	$13.290	$11.540	$10.620

Income (loss) from investment operations:
Net investment income (loss)[2]	0.081	0.213	0.163	0.021	0.102	(0.020)
Net realized and unrealized gain (loss) on investments
and foreign currencies	3.137	(6.436)	(0.787)	2.624	2.416	1.069
Total from investment operations	3.218	(6.223)	(0.624)	2.645	2.518	1.049

Less dividends and distributions from:
Net investment income	(0.148)	(0.250)	(0.038)	(0.104)	(0.016)	—
Net realized gain on investments	—	(0.227)	(0.998)	(0.581)	(0.752)	(0.129)
Total dividends and distributions	(0.148)	(0.477)	(1.036)	(0.685)	(0.768)	(0.129)

Net asset value, end of period	$9.960	$6.890	$13.590	$15.250	$13.290	$11.540

Total return[3]	47.13%	(46.98% )	(4.59% )	20.51%	22.69%	10.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,697	$34,520	$84,431	$91,696	$70,828	$38,517
Ratio of expenses to average net assets	2.41%	2.42%	2.40%	2.61%	2.61%	2.63%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.69%	2.51%	2.40%	2.61%	2.85%	2.95%
Ratio of net investment income (loss) to average net assets	1.81%	2.01%	1.04%	0.13%	0.82%	(0.20% )
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.53%	1.92%	1.04%	0.13%	0.58%	(0.52% )
Portfolio turnover	89%	58%	19%	18%	68%	82%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$7.050	$13.940	$15.590	$13.550	$11.720	$10.690

Income (loss) from investment operations:
Net investment income[2]	0.124	0.317	0.317	0.162	0.224	0.089
Net realized and unrealized gain (loss) on investments
and foreign currencies	3.232	(6.611)	(0.797)	2.679	2.464	1.079
Total from investment operations	3.356	(6.294)	(0.480)	2.841	2.688	1.168

Less dividends and distributions from:
Net investment income	(0.166)	(0.369)	(0.172)	(0.220)	(0.106)	(0.009)
Net realized gain on investments	—	(0.227)	(0.998)	(0.581)	(0.752)	(0.129)
Total dividends and distributions	(0.166)	(0.596)	(1.170)	(0.801)	(0.858)	(0.138)

Net asset value, end of period	$10.240	$7.050	$13.940	$15.590	$13.550	$11.720

Total return[3]	48.08%	(46.49% )	(3.59% )	21.68%	23.91%	11.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$112,427	$79,430	$174,954	$154,198	$99,733	$44,149
Ratio of expenses to average net assets	1.41%	1.42%	1.40%	1.61%	1.61%	1.63%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.69%	1.51%	1.40%	1.61%	1.85%	1.95%
Ratio of net investment income to average net assets	2.81%	3.01%	2.04%	1.13%	1.82%	0.80%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.53%	2.92%	2.04%	1.13%	1.58%	0.48%
Portfolio turnover	89%	58%	19%	18%	68%	82%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     61

Financial highlights

Optimum Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09		3/31/08	3/31/07	3/31/06		3/31/05
	(Unaudited)
Net asset value, beginning of period	$6.990	$11.220		$11.980	$11.540	$10.020		$9.570

Income (loss) from investment operations:
Net investment loss[2]	(0.006)	(0.001)		(0.021)	(0.047)	(0.057)		(0.036)
Net realized and unrealized gain (loss) on investments
and foreign currencies	2.526	(4.229)		(0.406)	0.692	1.577		0.486
Total from investment operations	2.520	(4.230)		(0.427)	0.645	1.520		0.450

Less dividends and distributions from:
Net investment income	—	—		(0.296)	(0.205)	—		—
Return of capital	—	—		(0.037)	—	—		—
Total dividends and distributions	—	—		(0.333)	(0.205)	—		—

Net asset value, end of period	$9.510	$6.990		$11.220	$11.980	$11.540		$10.020

Total return[3]	36.05%	(37.70%	)	(3.86% )	5.75%	15.17%		4.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,196	$28,347		$54,022	$56,088	$47,283		$26,252
Ratio of expenses to average net assets	1.61%	1.61%		1.60%	1.69%	1.69%		1.67%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.67%	1.64%		1.60%	1.77%	1.84%		1.87%
Ratio of net investment loss to average net assets	(0.14% )	(0.01%	)	(0.17% )	(0.41% )	(0.52%	)	(0.37%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.20% )	(0.04%	)	(0.17% )	(0.49% )	(0.67%	)	(0.57%	)
Portfolio turnover	170%	164%		59%	37%	48%		37%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Large Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09		3/31/08	3/31/07	3/31/06		3/31/05
	(Unaudited)
Net asset value, beginning of period	$6.730	$10.870		$11.700	$11.340	$9.910		$9.530

Income (loss) from investment operations:
Net investment loss[2]	(0.031)	(0.059)		(0.100)	(0.119)	(0.126)		(0.099)
Net realized and unrealized gain (loss) on investments
and foreign currencies	2.431	(4.081)		(0.397)	0.684	1.556		0.479
Total from investment operations	2.400	(4.140)		(0.497)	0.565	1.430		0.380

Less dividends and distributions from:
Net investment income	—	—		(0.296)	(0.205)	—		—
Return of capital	—	—		(0.037)	—	—		—
Total dividends and distributions	—	—		(0.333)	(0.205)	—		—

Net asset value, end of period	$9.130	$6.730		$10.870	$11.700	$11.340		$9.910

Total return[3]	35.66%	(38.09%	)	(4.56% )	5.14%	14.43%		3.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,096	$4,780		$9,345	$10,819	$10,168		$7,603
Ratio of expenses to average net assets	2.26%	2.26%		2.25%	2.34%	2.34%		2.32%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.32%	2.29%		2.25%	2.42%	2.49%		2.52%
Ratio of net investment loss to average net assets	(0.79% )	(0.66%	)	(0.82% )	(1.06% )	(1.17%	)	(1.02%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.85% )	(0.69%	)	(0.82% )	(1.14% )	(1.32%	)	(1.22%	)
Portfolio turnover	170%	164%		59%	37%	48%		37%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     63

Financial highlights

Optimum Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09		3/31/08	3/31/07	3/31/06		3/31/05
	(Unaudited)
Net asset value, beginning of period	$6.730	$10.870		$11.700	$11.340	$9.910		$9.530

Income (loss) from investment operations:
Net investment loss[2]	(0.031)	(0.059)		(0.100)	(0.119)	(0.126)		(0.099)
Net realized and unrealized gain (loss) on investments
and foreign currencies	2.431	(4.081)		(0.397)	0.684	1.556		0.479
Total from investment operations	2.400	(4.140)		(0.497)	0.565	1.430		0.380

Less dividends and distributions from:
Net investment income	—	—		(0.296)	(0.205)	—		—
Return of capital	—	—		(0.037)	—	—		—
Total dividends and distributions	—	—		(0.333)	(0.205)	—		—

Net asset value, end of period	$9.130	$6.730		$10.870	$11.700	$11.340		$9.910

Total return[3]	35.66%	(38.09%	)	(4.56% )	5.14%	14.43%		3.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$129,282	$102,233		$203,394	$203,591	$164,995		$91,434
Ratio of expenses to average net assets	2.26%	2.26%		2.25%	2.34%	2.34%		2.32%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.32%	2.29%		2.25%	2.42%	2.49%		2.52%
Ratio of net investment loss to average net assets	(0.79% )	(0.66%	)	(0.82% )	(1.06% )	(1.17%	)	(1.02%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.85% )	(0.69%	)	(0.82% )	(1.14% )	(1.32%	)	(1.22%	)
Portfolio turnover	170%	164%		59%	37%	48%		37%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06		3/31/05
	(Unaudited)
Net asset value, beginning of period	$7.130	$11.410	$12.140	$11.650	$10.080		$9.590

Income (loss) from investment operations:
Net investment income (loss)[2]	0.009	0.032	0.023	(0.006)	(0.019)		(0.002)
Net realized and unrealized gain (loss) on investments
and foreign currencies	2.586	(4.312)	(0.420)	0.701	1.589		0.492
Total from investment operations	2.595	(4.280)	(0.397)	0.695	1.570		0.490

Less dividends and distributions from:
Net investment income	(0.015)	—	(0.296)	(0.205)	—		—
Return of capital	—	—	(0.037)	—	—		—
Total dividends and distributions	(0.015)	—	(0.333)	(0.205)	—		—

Net asset value, end of period	$9.710	$7.130	$11.410	$12.140	$11.650		$10.080

Total return[3]	36.43%	(37.51% )	(3.56% )	6.13%	15.57%		5.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$493,330	$402,574	$723,347	$518,509	$355,961		$158,200
Ratio of expenses to average net assets	1.26%	1.26%	1.25%	1.34%	1.34%		1.32%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.32%	1.29%	1.25%	1.42%	1.49%		1.52%
Ratio of net investment income (loss) to average net assets	0.21%	0.34%	0.18%	(0.06% )	(0.17%	)	(0.02%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.15%	0.31%	0.18%	(0.14% )	(0.32%	)	(0.22%	)
Portfolio turnover	170%	164%	59%	37%	48%		37%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     65

Financial highlights

Optimum Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$6.710	$11.170	$12.730	$11.320	$10.840	$9.830

Income (loss) from investment operations:
Net investment income[2]	0.062	0.165	0.138	0.128	0.092	0.074
Net realized and unrealized gain (loss) on investments
and foreign currencies	2.297	(4.453)	(0.931)	1.614	0.947	1.100
Total from investment operations	2.359	(4.288)	(0.793)	1.742	1.039	1.174

Less dividends and distributions from:
Net investment income	(0.179)	(0.029)	(0.134)	(0.104)	(0.065)	(0.028)
Net realized gain on investments	—	(0.143)	(0.633)	(0.228)	(0.494)	(0.136)
Total dividends and distributions	(0.179)	(0.172)	(0.767)	(0.332)	(0.559)	(0.164)

Net asset value, end of period	$8.890	$6.710	$11.170	$12.730	$11.320	$10.840

Total return[3]	35.58%	(38.97% )	(6.80% )	15.65%	9.82%	12.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,573	$26,901	$53,097	$58,161	$45,666	$27,524
Ratio of expenses to average net assets	1.56%	1.54%	1.54%	1.55%	1.55%	1.53%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.63%	1.60%	1.56%	1.73%	1.83%	1.84%
Ratio of net investment income to average net assets	1.55%	1.82%	1.09%	1.07%	0.83%	0.72%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.48%	1.76%	1.07%	0.89%	0.55%	0.41%
Portfolio turnover	34%	37%	30%	22%	52%	38%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$6.630	$11.090	$12.640	$11.240	$10.780	$9.810

Income (loss) from investment operations:
Net investment income[2]	0.036	0.106	0.056	0.052	0.021	0.008
Net realized and unrealized gain (loss) on investments
and foreign currencies	2.274	(4.413)	(0.923)	1.606	0.933	1.098
Total from investment operations	2.310	(4.307)	(0.867)	1.658	0.954	1.106

Less dividends and distributions from:
Net investment income	(0.120)	(0.010)	(0.050)	(0.030)	—	—
Net realized gain on investments	—	(0.143)	(0.633)	(0.228)	(0.494)	(0.136)
Total dividends and distributions	(0.120)	(0.153)	(0.683)	(0.258)	(0.494)	(0.136)

Net asset value, end of period	$8.820	$6.630	$11.090	$12.640	$11.240	$10.780

Total return[3]	35.13%	(39.37% )	(7.38% )	14.97%	9.05%	11.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,959	$4,664	$9,454	$11,403	$10,103	$8,072
Ratio of expenses to average net assets	2.21%	2.19%	2.19%	2.20%	2.20%	2.18%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.28%	2.25%	2.21%	2.38%	2.48%	2.49%
Ratio of net investment income to average net assets	0.90%	1.17%	0.44%	0.42%	0.18%	0.07%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.83%	1.11%	0.42%	0.24%	(0.10% )	(0.24% )
Portfolio turnover	34%	37%	30%	22%	52%	38%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     67

Financial highlights

Optimum Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$6.630	$11.080	$12.630	$11.240	$10.780	$9.810

Income (loss) from investment operations:
Net investment income[2]	0.036	0.106	0.057	0.051	0.021	0.008
Net realized and unrealized gain (loss) on investments
and foreign currencies	2.274	(4.403)	(0.924)	1.597	0.933	1.098
Total from investment operations	2.310	(4.297)	(0.867)	1.648	0.954	1.106

Less dividends and distributions from:
Net investment income	(0.120)	(0.010)	(0.050)	(0.030)	—	—
Net realized gain on investments	—	(0.143)	(0.633)	(0.228)	(0.494)	(0.136)
Total dividends and distributions	(0.120)	(0.153)	(0.683)	(0.258)	(0.494)	(0.136)

Net asset value, end of period	$8.820	$6.630	$11.080	$12.630	$11.240	$10.780

Total return[3]	35.13%	(39.31% )	(7.39% )	14.88%	9.16%	11.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$124,785	$98,881	$205,501	$216,527	$163,876	$97,823
Ratio of expenses to average net assets	2.21%	2.19%	2.19%	2.20%	2.20%	2.18%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.28%	2.25%	2.21%	2.38%	2.48%	2.49%
Ratio of net investment income to average net assets	0.90%	1.17%	0.44%	0.42%	0.18%	0.07%
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.83%	1.11%	0.42%	0.24%	(0.10% )	(0.24% )
Portfolio turnover	34%	37%	30%	22%	52%	38%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$6.740	$11.190	$12.750	$11.330	$10.860	$9.840

Income (loss) from investment operations:
Net investment income[2]	0.076	0.197	0.183	0.170	0.131	0.110
Net realized and unrealized gain (loss) on investments
and foreign currencies	2.305	(4.465)	(0.931)	1.623	0.936	1.110
Total from investment operations	2.381	(4.268)	(0.748)	1.793	1.067	1.220

Less dividends and distributions from:
Net investment income	(0.211)	(0.039)	(0.179)	(0.145)	(0.103)	(0.064)
Net realized gain on investments	—	(0.143)	(0.633)	(0.228)	(0.494)	(0.136)
Total dividends and distributions	(0.211)	(0.182)	(0.812)	(0.373)	(0.597)	(0.200)

Net asset value, end of period	$8.910	$6.740	$11.190	$12.750	$11.330	$10.860

Total return[3]	35.83%	(38.76% )	(6.46% )	16.12%	10.19%	12.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$422,889	$358,559	$607,637	$508,000	$319,857	$140,341
Ratio of expenses to average net assets	1.21%	1.19%	1.19%	1.20%	1.20%	1.18%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.28%	1.25%	1.21%	1.38%	1.48%	1.49%
Ratio of net investment income to average net assets	1.90%	2.17%	1.44%	1.42%	1.18%	1.07%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.83%	2.11%	1.42%	1.24%	0.90%	0.76%
Portfolio turnover	34%	37%	30%	22%	52%	38%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     69

Financial highlights

Optimum Small-Mid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09		3/31/08	3/31/07	3/31/06		3/31/05
	(Unaudited)
Net asset value, beginning of period	$6.760	$11.280		$14.070	$14.340	$11.750		$11.260

Income (loss) from investment operations:
Net investment loss[2]	(0.050)	(0.092)		(0.177)	(0.155)	(0.176)		(0.161)
Net realized and unrealized gain (loss) on investments	3.100	(4.428)		(1.952)	0.188	2.766		0.653
Total from investment operations	3.050	(4.520)		(2.129)	0.033	2.590		0.492

Less dividends and distributions from:
Net realized gain on investments	—	—		(0.651)	(0.303)	—		(0.002)
Return of capital	—	—		(0.010)	—	—		—
Total dividends and distributions	—	—		(0.661)	(0.303)	—		(0.002)

Net asset value, end of period	$9.810	$6.760		$11.280	$14.070	$14.340		$11.750

Total return[3]	45.12%	(40.07%	)	(15.96% )	0.37%	22.04%		4.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,448	$4,814		$9,282	$12,088	$11,984		$6,133
Ratio of expenses to average net assets	1.90%	1.90%		1.92%	1.95%	1.95%		1.80%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.17%	2.26%		2.11%	2.32%	2.46%		2.69%
Ratio of net investment loss to average net assets	(1.17% )	(0.96%	)	(1.27% )	(1.15% )	(1.38%	)	(1.42% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.44% )	(1.32%	)	(1.46% )	(1.52% )	(1.89%	)	(2.31% )
Portfolio turnover	108%	119%		46%	46%	47%		44%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Small-Mid Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09		3/31/08	3/31/07	3/31/06		3/31/05
	(Unaudited)
Net asset value, beginning of period	$6.510	$10.930		$13.750	$14.110	$11.640		$11.230

Income (loss) from investment operations:
Net investment loss[2]	(0.075)	(0.152)		(0.265)	(0.240)	(0.257)		(0.233)
Net realized and unrealized gain (loss) on investments	2.975	(4.268)		(1.894)	0.183	2.727		0.645
Total from investment operations	2.900	(4.420)		(2.159)	(0.057)	2.470		0.412

Less dividends and distributions from:
Net realized gain on investments	—	—		(0.651)	(0.303)	—		(0.002)
Return of capital	—	—		(0.010)	—	—		—
Total dividends and distributions	—	—		(0.661)	(0.303)	—		(0.002)

Net asset value, end of period	$9.410	$6.510		$10.930	$13.750	$14.110		$11.640

Total return[3]	44.55%	(40.44%	)	(16.56% )	(0.27% )	21.22%		3.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,123	$807		$1,620	$2,187	$2,285		$1,665
Ratio of expenses to average net assets	2.55%	2.55%		2.57%	2.60%	2.60%		2.45%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.82%	2.91%		2.76%	2.97%	3.11%		3.34%
Ratio of net investment loss to average net assets	(1.82% )	(1.61%	)	(1.92% )	(1.80% )	(2.03%	)	(2.07% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(2.09% )	(1.97%	)	(2.11% )	(2.17% )	(2.54%	)	(2.96% )
Portfolio turnover	108%	119%		46%	46%	47%		44%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     71

Financial highlights

Optimum Small-Mid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09		3/31/08	3/31/07	3/31/06		3/31/05
	(Unaudited)
Net asset value, beginning of period	$6.510	$10.930		$13.750	$14.110	$11.640		$11.230

Income (loss) from investment operations:
Net investment loss[2]	(0.075)	(0.152)		(0.264)	(0.240)	(0.257)		(0.233)
Net realized and unrealized gain (loss) on investments	2.975	(4.268)		(1.895)	0.183	2.727		0.645
Total from investment operations	2.900	(4.420)		(2.159)	(0.057)	2.470		0.412

Less dividends and distributions from:
Net realized gain on investments	—	—		(0.651)	(0.303)	—		(0.002)
Return of capital	—	—		(0.010)	—	—		—
Total dividends and distributions	—	—		(0.661)	(0.303)	—		(0.002)

Net asset value, end of period	$9.410	$6.510		$10.930	$13.750	$14.110		$11.640

Total return[3]	44.55%	(40.44%	)	(16.56% )	(0.27% )	21.22%		3.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,899	$16,863		$34,086	$40,324	$36,537		$19,883
Ratio of expenses to average net assets	2.55%	2.55%		2.57%	2.60%	2.60%		2.45%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.82%	2.91%		2.76%	2.97%	3.11%		3.34%
Ratio of net investment loss to average net assets	(1.82% )	(1.61%	)	(1.92% )	(1.80% )	(2.03%	)	(2.07% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(2.09% )	(1.97%	)	(2.11% )	(2.17% )	(2.54%	)	(2.96% )
Portfolio turnover	108%	119%		46%	46%	47%		44%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Small-Mid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09		3/31/08	3/31/07	3/31/06		3/31/05
	(Unaudited)
Net asset value, beginning of period	$6.900	$11.470		$14.250	$14.470	$11.820		$11.280

Income (loss) from investment operations:
Net investment loss[2]	(0.035)	(0.059)		(0.128)	(0.108)	(0.131)		(0.121)
Net realized and unrealized gain (loss) on investments	3.155	(4.511)		(1.991)	0.191	2.781		0.663
Total from investment operations	3.120	(4.570)		(2.119)	0.083	2.650		0.542

Less dividends and distributions from:
Net realized gain on investments	—	—		(0.651)	(0.303)	—		(0.002)
Return of capital	—	—		(0.010)	—	—		—
Total dividends and distributions	—	—		(0.661)	(0.303)	—		(0.002)

Net asset value, end of period	$10.020	$6.900		$11.470	$14.250	$14.470		$11.820

Total return[3]	45.22%	(39.84%	)	(15.68% )	0.72%	22.42%		4.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$152,679	$53,244		$90,614	$84,934	$67,466		$31,827
Ratio of expenses to average net assets	1.55%	1.55%		1.57%	1.60%	1.60%		1.45%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.82%	1.91%		1.76%	1.97%	2.11%		2.34%
Ratio of net investment loss to average net assets	(0.82% )	(0.61%	)	(0.92% )	(0.80% )	(1.03%	)	(1.07% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.09% )	(0.97%	)	(1.11% )	(1.17% )	(1.54%	)	(1.96% )
Portfolio turnover	108%	119%		46%	46%	47%		44%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     73

Financial highlights

Optimum Small-Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$5.690	$10.380	$13.540	$13.590	$12.410	$11.010

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.003)	0.011	(0.025)	(0.020)	(0.022)	(0.055)
Net realized and unrealized gain (loss) on investments	3.063	(4.683)	(2.102)	0.759	2.043	1.801
Total from investment operations	3.060	(4.672)	(2.127)	0.739	2.021	1.746

Less dividends and distributions from:
Net realized gain on investments	—	(0.018)	(1.033)	(0.789)	(0.841)	(0.346)
Total dividends and distributions	—	(0.018)	(1.033)	(0.789)	(0.841)	(0.346)

Net asset value, end of period	$8.750	$5.690	$10.380	$13.540	$13.590	$12.410

Total return[3]	53.78%	(45.09% )	(16.34% )	5.93%	17.17%	16.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,714	$4,045	$9,145	$12,721	$13,300	$7,297
Ratio of expenses to average net assets	1.79%	1.75%	1.76%	1.76%	1.76%	1.73%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.20%	2.22%	2.09%	2.32%	2.58%	2.61%
Ratio of net investment income (loss) to average net assets	(0.09% )	0.15%	(0.20% )	(0.16% )	(0.17% )	(0.47% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.50% )	(0.32% )	(0.53% )	(0.72% )	(0.99% )	(1.35% )
Portfolio turnover	48%	86%	53%	49%	42%	46%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Small-Mid Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$5.460	$10.030	$13.190	$13.350	$12.280	$10.970

Income (loss) from investment operations:
Net investment loss[2]	(0.026)	(0.042)	(0.102)	(0.101)	(0.102)	(0.129)
Net realized and unrealized gain (loss) on investments	2.936	(4.510)	(2.025)	0.730	2.013	1.785
Total from investment operations	2.910	(4.552)	(2.127)	0.629	1.911	1.656

Less dividends and distributions from:
Net realized gain on investments	—	(0.018)	(1.033)	(0.789)	(0.841)	(0.346)
Total dividends and distributions	—	(0.018)	(1.033)	(0.789)	(0.841)	(0.346)

Net asset value, end of period	$8.370	$5.460	$10.030	$13.190	$13.350	$12.280

Total return[3]	53.30%	(45.47% )	(16.79% )	5.27%	16.35%	15.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,071	$731	$1,636	$2,239	$2,359	$1,859
Ratio of expenses to average net assets	2.44%	2.40%	2.41%	2.41%	2.41%	2.38%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.85%	2.87%	2.74%	2.97%	3.23%	3.26%
Ratio of net investment loss to average net assets	(0.74% )	(0.50% )	(0.85% )	(0.81% )	(0.82% )	(1.12% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.15% )	(0.97% )	(1.18% )	(1.37% )	(1.64% )	(2.00% )
Portfolio turnover	48%	86%	53%	49%	42%	46%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     75

Financial highlights

Optimum Small-Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$5.460	$10.020	$13.190	$13.350	$12.280	$10.970

Income (loss) from investment operations:
Net investment loss[2]	(0.026)	(0.042)	(0.102)	(0.101)	(0.102)	(0.129)
Net realized and unrealized gain (loss) on investments	2.926	(4.500)	(2.035)	0.730	2.013	1.785
Total from investment operations	2.900	(4.542)	(2.137)	0.629	1.911	1.656

Less dividends and distributions from:
Net realized gain on investments	—	(0.018)	(1.033)	(0.789)	(0.841)	(0.346)
Total dividends and distributions	—	(0.018)	(1.033)	(0.789)	(0.841)	(0.346)

Net asset value, end of period	$8.360	$5.460	$10.020	$13.190	$13.350	$12.280

Total return[3]	53.11%	(45.42% )	(16.79% )	5.27%	16.35%	15.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,154	$14,811	$32,891	$41,622	$38,782	$23,869
Ratio of expenses to average net assets	2.44%	2.40%	2.41%	2.41%	2.41%	2.38%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.85%	2.87%	2.74%	2.97%	3.23%	3.26%
Ratio of net investment loss to average net assets	(0.74% )	(0.50% )	(0.85% )	(0.81% )	(0.82% )	(1.12% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.15% )	(0.97% )	(1.18% )	(1.37% )	(1.64% )	(2.00% )
Portfolio turnover	48%	86%	53%	49%	42%	46%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Optimum Small-Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/09[1]	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05
	(Unaudited)
Net asset value, beginning of period	$5.820	$10.580	$13.720	$13.720	$12.470	$11.040

Income (loss) from investment operations:
Net investment income (loss)[2]	0.010	0.041	0.018	0.025	0.023	(0.014)
Net realized and unrealized gain (loss) on investments	3.127	(4.783)	(2.125)	0.764	2.068	1.790
Total from investment operations	3.137	(4.742)	(2.107)	0.789	2.091	1.776

Less dividends and distributions from:
Net realized gain on investments	(0.017)	(0.018)	(1.033)	(0.789)	(0.841)	(0.346)
Total dividends and distributions	(0.017)	(0.018)	(1.033)	(0.789)	(0.841)	(0.346)

Net asset value, end of period	$8.940	$5.820	$10.580	$13.720	$13.720	$12.470

Total return[3]	53.97%	(44.90% )	(15.97% )	6.24%	17.66%	16.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$119,932	$58,173	$66,657	$71,387	$54,803	$26,900
Ratio of expenses to average net assets	1.44%	1.40%	1.41%	1.41%	1.41%	1.38%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.85%	1.87%	1.74%	1.97%	2.23%	2.26%
Ratio of net investment income (loss) to average net assets	0.26%	0.50%	0.15%	0.19%	0.18%	(0.12% )
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.15% )	0.03%	(0.18% )	(0.37% )	(0.64% )	(1.00% )
Portfolio turnover	48%	86%	53%	49%	42%	46%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Notes to financial statements

Optimum Fund Trust
September 30, 2009 (Unaudited)

Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund and 4.50% for Optimum Fixed Income Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to August 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Small-Mid Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small-Mid Cap Value Fund is to seek long-term growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Trust.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2007 – March 31, 2009), and has concluded that no position for federal income tax is required in the Funds’ financial statements.

1. Significant Accounting Policies (continued)

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific Class are charged directly to that class.

Repurchase Agreements — Each Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by each Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2009, the Funds held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund expect to declare and pay dividends from net investment income, if any, annually. Optimum Fixed Income Fund expects to declare and pay dividends from net investment income quarterly. Each Fund will declare and pay distributions from net realized gain on investments, if any, at least annually, and may distribute net capital gains twice a year.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended September 30, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

Delaware Management Company (DMC), a series of Delaware Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Trust’s Board, to select and contract with one or more investment sub-advisers to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisers, and to monitor the sub-advisers’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisers out of its fees.

(continues)    79

Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund:

Optimum Fixed Income Fund	0.7000% of net assets up to $25 million
0.6500% of net assets from $25 million to $100 million
0.6000% of net assets from $100 million to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets over $1 billion

Optimum International Fund	0.8750% of net assets up to $50 million
0.8000% of net assets from $50 million to $100 million
0.7800% of net assets from $100 million to $300 million
0.7650% of net assets from $300 million to $400 million
0.7300% of net assets over $400 million

Optimum Large Cap Growth Fund	0.8000% of net assets up to $250 million
0.7875% of net assets from $250 million to $300 million
0.7625% of net assets from $300 million to $400 million
0.7375% of net assets from $400 million to $500 million
0.7250% of net assets from $500 million to $1 billion
0.7100% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

Optimum Large Cap Value Fund	0.8000% of net assets up to $100 million
0.7375% of net assets from $100 million to $250 million
0.7125% of net assets from $250 million to $500 million
0.6875% of net assets from $500 million to $1 billion
0.6675% of net assets from $1 billion to $1.5 billion
0.6475% of net assets over $1.5 billion

Optimum Small-Mid Cap Growth Fund	1.1000% of net assets

Optimum Small-Mid Cap Value Fund	1.0500% of net assets up to $75 million
1.0250% of net assets from $75 million to $150 million
1.0000% of net assets over $150 million

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – TCW Investment Management Company (TCW); Optimum International Fund Mondrian Investment Partners Limited and BlackRock Advisors, LLC (BlackRock); Optimum Large Cap Growth Fund – Marsico Capital Management, LLC, T. Rowe Price Associates, Inc. (T. Rowe Price), and Fred Alger Management, Inc.; Optimum Large Cap Value Fund – Massachusetts Financial Services Company and TCW; Optimum Small-Mid Cap Growth Fund – Columbia Wanger Asset Management, L.P. and Wellington Management Company, LLP (Wellington Management); Optimum Small-Mid Cap Value Fund The Killen Group, Inc., Westwood Management Corp. (Westwood) and effective September 28, 2009, The Delafield Group, a division of Tocqueville Asset Management L.P. (The Delafield Group of Tocqueville) (The Delafield Group of Tocqueville replaced Delafield Asset Management, a division of Reich & Tang Asset Management, LLC as a sub-advisor).

For the six months ended September 30, 2009, DMC paid the following sub-advisory fees:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$425,629	$307,175	$1,263,866	$1,121,327	$496,412	$354,089

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Effective August 1, 2009, DMC has voluntarily agreed to waive all or a portion of its investment advisory fees and/or reimburse expenses for each Fund to the extent necessary to prevent total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, short sale and dividend interest expenses, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding the specified percentages of average daily net assets until such time as the voluntary expense cap is discontinued as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Board and DMC. These fee waivers and expense reimbursements apply only to expenses paid directly by each Fund, and may be discontinued at any time because they are voluntary.

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Effective August 1, 2009,
operating expense limitation as
a percentage of average
daily net assets (per annum)	1.00%	1.40%	1.25%	1.26%	1.55%	1.50%

Prior to August 1, 2009, DMC had contractually agreed to waive all or a portion of its investment advisory fees and/or reimburse expenses for each Fund to the extent necessary to prevent total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, short sale and dividend interest expenses, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding the specified percentages of average daily net assets through July 31, 2009 as shown below. For purposes of these waivers and reimbursements, nonroutine expenses included such additional costs and expenses as was agreed upon from time to time by the Funds’ Board and DMC. These fee waivers and expense reimbursements applied only to expenses paid directly by each Fund.

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Through July 31, 2009,
operating expense limitation as
a percentage of average
daily net assets (per annum)	0.89%	1.42%	1.27%	1.19%	1.55%	1.40%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting oversight services to the Trust. For these services, the Trust pays DSC fees based on the aggregate daily net assets of the Trust at the following annual rate: 0.0050% of the first $3 billion; 0.0045% of the next $2 billion; 0.0040% of the next $2.5 billion; 0.0030% of the next $2.5 billion; and 0.0025% of aggregate average daily net assets in excess of $10 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Trust on a relative net asset value basis. For the six months ended September 30, 2009, each Fund was charged for these services as follows:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$16,899	$3,840	$14,995	$13,973	$3,309	$2,860

DSC also provides the Trust with administrative services including financial and tax reporting, corporate governance, and preparation of materials and reports for the Board. For administrative services, each Fund pays DSC a fee at an annual rate (plus out-of-pocket expenses) of 0.165% of assets up to $500 million of the Fund’s average daily net assets; 0.140% of assets from $500 million to $1 billion; and 0.115% of assets over $1 billion. DSC also serves as the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For such services, the Trust pays DSC a fee at an annual rate of 0.235% of the Trust’s total average daily net assets, subject to certain minimums, plus out-of-pocket expenses.

DDLP, an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP an annual fee of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. Institutional Class shares pay no distribution expenses.

(continues)      81

Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At September 30, 2009, each Fund had liabilities payable to affiliates as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Investment management
fee payable to DMC	$260,292	$70,874	$380,168	$339,049	$127,800	$92,410
Dividend disbursing, transfer agent and fund
accounting oversight fees, administration
fees and other expenses payable to DSC	238,460	61,522	218,616	196,231	64,007	52,831
Distribution fees payable to DDLP	155,257	43,569	119,973	116,437	21,254	19,661
Other expenses payable
to DMC and affiliates*	16,989	7,481	9,337	7,448	4,763	4,991

*

DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

For the six months ended September 30, 2009, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$5,241	$1,567	$4,919	$4,806	$848	$736

For the six months ended September 30, 2009, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Class A	$ —	$ —	$ —	$ —	$ —	$ —
Class B	5,181	2,140	6,783	5,430	992	811
Class C	6,389	1,217	3,635	3,648	592	538

DMC, DSC and DDLP are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc., which is an indirect wholly owned subsidiary of Lincoln National Corporation.

Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended September 30, 2009, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Purchases other than U.S. government securities	$367,979,406	$66,748,859	$499,976,059	$93,747,209	$130,019,117	$42,870,740
Purchases of U.S. government securities	65,413,615	—	—	—	—	—
Sales other than U.S. government securities	363,303,287	69,019,046	546,755,082	159,623,140	70,753,084	25,071,840
Sales of U.S. government securities	64,842,391	—	—	—	—	—

3. Investments (continued)

At September 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Cost of investments	$771,151,367	$185,844,198	$674,249,288	$677,594,034	$188,946,972	$144,827,920
Aggregate unrealized appreciation	$ 43,255,053	$ 24,087,430	$ 62,128,045	$ 35,512,427	$ 28,719,589	$ 21,692,990
Aggregate unrealized depreciation	(54,134,694)	(12,831,033)	(26,133,817)	(79,495,114)	(9,955,996)	(5,512,874)
Net unrealized appreciation
(depreciation)	$ (10,879,641)	$ 11,256,397	$ 35,994,228	$ (43,982,687)	$ 18,763,593	$ 16,180,116

Effective September 30, 2009, the Funds apply the amended provisions of Accounting Codification Section (ACS 820) Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of each Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Agency Asset-Backed & Mortgage-Backed Securities	$—	$388,405,016	$25,471,658	$413,876,674
Common Stock	469,721	—	3	469,724
Corporate Debt	249,101	252,127,814	177,675	252,554,590
Foreign Debt	—	26,193,210	3,103,175	29,296,385
Municipal Bonds	—	7,453,482	—	7,453,482
U.S. Treasury Obligations	3,045,522	—	—	3,045,522
Short-Term	—	21,644,167	—	21,644,167
Securities Lending Collateral	15,136,409	15,831,770	126	30,968,305
Other	—	962,876	1	962,877
Total	$18,900,753	$712,618,335	$28,752,638	$760,271,726
Derivatives	$—	$(451,578)	$—	$(451,578)

	Optimum International Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$172,433,578	$—	$—	$172,433,578
Short-Term	—	525,993	—	525,993
Securities Lending Collateral	16,152,272	7,706,504	65	23,858,841
Other	279,800	—	2,383	282,183
Total	$188,865,650	$8,232,497	$2,448	$197,100,595
Derivatives	$—	$76,387	$—	$76,387

(continues)      83

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

	Optimum Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$651,273,006	$—	$—	$651,273,006
Short-Term	—	7,864,094	—	7,864,094
Securities Lending Collateral	28,902,938	21,243,092	105	50,146,135
Other	—	960,281	—	960,281
Total	$680,175,944	$30,067,467	$105	$710,243,516
Derivatives	$—	$660	$—	$660

	Optimum Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$581,802,530	$—	$—	$581,802,530
Short-Term	—	6,987,687	—	6,987,687
Securities Lending Collateral	29,850,603	14,970,422	105	44,821,130
Total	$611,653,133	$21,958,109	$105	$633,611,347

	Optimum Small-Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$180,983,389	$—	$—	$180,983,389
Short-Term	—	1,760,098	—	1,760,098
Securities Lending Collateral	15,110,715	8,677,132	51	23,787,898
Investment Companies	1,179,180	—	—	1,179,180
Total	$197,273,284	$10,437,230	$51	$207,710,565

	Optimum Small-Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$137,224,195	$—	$—	$137,224,195
Short-Term	—	10,736,923	—	10,736,923
Securities Lending Collateral	7,804,384	5,242,508	26	13,046,918
Total	$145,028,579	$15,979,431	$26	$161,008,036

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Optimum Fixed Income Fund
	Agency,
	Asset-Backed and			Securities
	Mortgage-Backed			Lending
	Securities	Corporate Debt	Foreign Debt	Collateral	Other	Total
Balance as of 3/31/09	$12,661,309	$135,810	$3,018,152	$126	$4	$15,815,401
Net purchases, sales, and settlements	10,972,180	1,868,604	225,190	—	—	13,065,974
Net realized gain (loss)	222,637	(17)	(159,096)	—	—	63,524
Net transfers in and/or out of Level 3	(142,851)	(1,867,303)	(999,909)	—	—	(3,010,063)
Net change in unrealized appreciation/depreciation	1,758,383	40,581	1,018,838	—	—	2,817,802
Balance as of 9/30/09	$25,471,658	$177,675	$3,103,175	$126	$4	$28,752,638
Net change in unrealized appreciation/depreciation from
investments still held as of 9/30/09	$1,773,303	$40,581	$426,494	$—	$—	$2,240,378

3. Investments (continued)

	Optimum International Fund
	Securities
	Lending
	Collateral	Other	Total
Balance as of 3/31/09	$—	$—	$—
Net transfers in and/or out of Level 3	653,686	—	653,686
Net change in unrealized
appreciation/depreciation	(653,621)	2,383	(651,238)
Balance as of 9/30/09	$65	$2,383	$2,448
Net change in unrealized appreciation/
depreciation from investments still held
as of 9/30/09	$(653,621)	$2,383	$(651,238)

	Optimum	Optimum	Optimum	Optimum
	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
Securities Lending Collateral
Balance as of 3/31/09	$—	$—	$—	$—
Net transfers in and/or out of Level 3	1,053,295	1,049,762	510,265	263,528
Net change in unrealized
appreciation/depreciation	(1,053,190)	(1,049,657)	(510,214)	(263,502)

Balance as of 9/30/09	$105	$105	$51	$26
Net change in unrealized appreciation/
depreciation from investments still held
as of 9/30/09	$(1,053,190)	$(1,049,657)	$(510,214)	$(263,502)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended September 30, 2009 and the year ended March 31, 2009 was as follows:

Six Months Ended September 30, 2009*

	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Value Fund
Ordinary income	$12,116,369	$2,752,620	$753,154	$13,614,136	$180,406

Optimum Small-Mid Cap Growth Fund did not make any distributions during the six months ended September 30, 2009.

*Tax information for the six months ended September 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Year Ended March 31, 2009

	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Small-Mid Cap
	Fund	Fund	Value Fund	Value Fund
Ordinary income	$48,251,466	$6,821,438	$2,572,090	$4,834
Long-term capital gain	—	4,470,445	11,341,568	185,762
Total	$48,251,466	$11,291,883	$13,913,658	$190,596

Optimum Large Cap Growth Fund and Optimum Small-Mid Cap Growth Fund did not make any distributions during the year ended March 31, 2009.

(continues)     85

Notes to financial statements

Optimum Fund Trust

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2009, the estimated components of net assets on a tax basis were as follows:

	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap
	Fund	Fund	Growth Fund
Share of beneficial interest	$739,569,919	$229,200,768	$823,543,529
Undistributed ordinary income	24,264,467	2,580,549	—
Realized losses 4/1/09 – 9/30/09	(2,855,181)	(66,529,617)	(117,834,709)
Capital loss carryforwards as of 3/31/09	(23,299,774)	(2,202,347)	(77,826,014)
Other temporary differences	(157,788)	—	—
Unrealized appreciation/depreciation on investments,
swap contracts and foreign currencies	(10,767,388)	11,279,624	36,021,549
Net assets	$726,754,255	$174,328,977	$663,904,355

	Optimum	Optimum	Optimum
	Large Cap	Small-Mid Cap	Small-Mid Cap
	Value Fund	Growth Fund	Value Fund
Share of beneficial interest	$800,778,138	$195,535,973	$170,658,711
Undistributed ordinary income	4,623,461	—	38,541
Realized losses 4/1/09 – 9/30/09	(118,235,639)	(15,723,011)	(34,300,426)
Capital loss carryforwards as of 3/31/09	(55,991,912)	(15,427,746)	(4,705,463)
Unrealized appreciation/depreciation on investments
and foreign currencies	(43,968,521)	18,763,592	16,180,116
Net assets	$587,205,527	$183,148,808	$147,871,479

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market on foreign currency contracts, tax recognition of unrealized gain on passive foreign investment companies, mark-to-market on financial futures contracts, and tax treatment of CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, dividends and distributions, gain (loss) on foreign currency transactions and foreign futures contracts, CDS contracts and paydown gains (losses) of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended September 30, 2009, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund
Undistributed (accumulated) net
investment income (loss)	$1,065,590	$1,567,969	$137,035	$(1,242)	$659,438
Accumulated net realized gain (loss)	(1,065,590)	(1,567,969)	27,195	1,242	13,304
Paid-in capital	—	—	(164,230)	—	(672,742)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2009 will expire as follows:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Year of	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Expiration	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
3/31/17	$23,299,774	$2,202,347	$77,826,014	$55,991,912	$15,427,746	$4,705,463

For the six months ended September 30, 2009, the Funds had the following capital losses, which may increase the capital loss carryforwards.

Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
$(2,855,181)	$(66,529,617)	$(117,834,709)	$(118,235,639)	$(15,723,011)	$(34,300,426)

6. Capital Shares

Transactions in capital shares were as follows:

	Optimum		Optimum		Optimum
	Fixed Income		International		Large Cap
	Fund		Fund		Growth Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	9/30/09	3/31/09	9/30/09	3/31/09	9/30/09	3/31/09
Shares sold:
Class A	168,556	798,189	49,368	242,685	155,871	885,616
Class B	4,529	26,655	2,606	10,442	11,355	54,134
Class C	915,361	3,265,872	236,466	857,615	746,711	2,995,447
Institutional Class	8,631,425	22,071,648	1,311,277	4,143,084	6,973,252	18,489,123
	9,719,871	26,162,364	1,599,717	5,253,826	7,887,189	22,424,320

Shares issued upon reinvestment of dividends
and distributions:
Class A	87,129	366,124	24,436	79,853	—	—
Class B	11,942	43,312	4,341	12,776	—	—
Class C	347,201	1,308,953	84,037	260,307	—	—
Institutional Class	983,122	4,131,070	207,658	704,245	89,194	—
	1,429,394	5,849,459	320,472	1,057,181	89,194	—

Shares repurchased:
Class A	(812,768)	(3,179,018)	(183,746)	(616,141)	(510,417)	(1,646,026)
Class B	(83,532)	(346,667)	(18,223)	(76,621)	(53,547)	(203,574)
Class C	(2,907,482)	(13,108,708)	(645,213)	(2,321,094)	(1,771,833)	(6,513,939)
Institutional Class	(9,800,989)	(37,075,680)	(1,796,435)	(6,140,986)	(12,663,784)	(25,459,674)
	(13,604,771)	(53,710,073)	(2,643,617)	(9,154,842)	(14,999,581)	(33,823,213)
Net decrease	(2,455,506)	(21,698,250)	(723,428)	(2,843,835)	(7,023,198)	(11,398,893)

	Optimum		Optimum		Optimum
	Large Cap		Small-Mid Cap		Small-Mid Cap
	Value Fund		Growth Fund		Value Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	9/30/09	3/31/09	9/30/09	3/31/09	9/30/09	3/31/09
Shares sold:
Class A	167,992	783,512	33,312	180,877	33,083	179,239
Class B	11,315	43,273	3,655	10,952	3,134	11,691
Class C	768,289	2,627,527	161,219	608,544	158,028	613,573
Institutional Class	6,604,836	19,865,887	9,042,109	3,105,271	4,921,011	6,869,104
	7,552,432	23,320,199	9,240,295	3,905,644	5,115,256	7,673,607

Shares issued upon reinvestment of dividends
and distributions:
Class A	89,427	72,889	—	—	—	1,401
Class B	10,509	11,542	—	—	—	267
Class C	223,974	255,515	—	—	—	5,364
Institutional Class	1,426,180	928,793	—	—	24,450	10,191
	1,750,090	1,268,739	—	—	24,450	17,223

Shares repurchased:
Class A	(489,158)	(1,602,665)	(88,579)	(291,537)	(90,675)	(350,921)
Class B	(49,627)	(204,119)	(8,307)	(35,085)	(8,855)	(41,364)
Class C	(1,756,990)	(6,505,876)	(318,650)	(1,134,798)	(341,436)	(1,187,514)
Institutional Class	(13,755,719)	(21,917,080)	(1,527,088)	(3,284,227)	(1,528,649)	(3,188,352)
	(16,051,494)	(30,229,740)	(1,942,624)	(4,745,647)	(1,969,615)	(4,768,151)
Net increase (decrease)	(6,748,972)	(5,640,802)	7,297,671	(840,003)	3,170,091	2,922,679

(continues)    87

Notes to financial statements

Optimum Fund Trust

7. Derivatives

Each Fund applies the amended provisions of Accounting Codification Section 815 (ACS 815) Derivatives and Hedging. ACS 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Large Cap Value Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Funds’ maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Financial Futures Contracts — The Optimum Fixed Income Fund and Optimum International Fund my use financial futures contracts in the normal course of pursuing their investment objectives. The Optimum Fixed Income Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. The Optimum International Fund may use financial futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a financial futures contract, the Funds deposit cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Options Contracts — During the six month s ended September 30, 2009, the Optimum Fixed Income Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk.

Transactions in options during the six months ended September 30, 2009 for the Optimum Fixed Income Fund were as follows:

	Number of contracts	Premiums
Options outstanding at March 31, 2009	7,153	$7,013
Options written	6	9,911
Options bought	300	241,689
Options expired	(7,153)	(7,013)
Options terminated in closing purchase/sold transactions	(200)	(174,558)
Options outstanding at September 30, 2009	106	$77,042

7. Derivatives (continued)

Swap Contracts — The Optimum Fixed Income Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended September 30, 2009, the Optimum Fixed Income Fund entered into CDS contracts as a purchaser of protection and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

The Optimum Fixed Income Fund may sell credit default swaps which expose it to risk of loss from credit risk related events specified in the contract. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default. As disclosed in the footnotes to the statement of net assets, the aggregate fair value of credit default swaps in a net liability position as of September 30, 2009 was $360,730. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps was $450,000. If a credit event had occurred as of September 30, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $2,270,000 less the value of the contracts’ related reference obligations.

CDS may involve greater risks than if a Fund had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated their position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

(continues)    89

Notes to financial statements

Optimum Fund Trust

7. Derivatives (continued)

Fair values of derivative instruments as of September 30, 2009 were as follows:

	Optimum Fixed Income Fund
	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Foreign exchange contracts (Currency)	Liabilities net of receivables		Liabilities net of receivables
	and other assets	$55,622	and other assets	$—

Interest rate contracts (Futures)	Liabilities net of receivables		Liabilities net of receivables
	and other assets	—	and other assets	(104,209)

Options contracts (Options)	Liabilities net of receivables		Liabilities net of receivables
	and other assets	—	and other assets	(42,261)

Credit contracts (Swaps)	Liabilities net of receivables		Liabilities net of receivables
	and other assets	11,182	and other assets	(371,912)

Total		$66,804		$(518,382)

The effect of derivative instruments on the statements of operations for the six months ended September 30, 2009 as follows:

	Optimum Fixed Income Fund
			Change in Unrealized
		Realized Gain or Loss on	Appreciation or
	Location of Gain or Loss on	Derivatives Recognized in	Depreciation on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Foreign exchange contracts (Currency)	Net realized and unrealized gain
	on investments and foreign
	currencies from foreign currencies	$825,509	$(170,570)

Interest rate contracts (Futures)	Net realized and unrealized gain
	(loss) on investments and foreign
	currencies from futures contracts	415,462	(12,308)

Options contracts (Options)	Net realized and unrealized gain
	(loss) on investments and foreign
	currencies from options contracts	78,365	(47,820)

Credit contracts (Swaps)	Net realized and unrealized loss
	on investments and foreign
	currencies from swap contracts	(172,305)	(782,641)

Total		$1,147,031	$(1,013,339)

8. Securities Lending

The Funds may lend their securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At September 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets

8. Securities Lending (continued)

in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the Collective Trust that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Funds’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2009, the values of securities on loan for each Fund are presented below, for which the Funds received collateral, comprised of non-cash collateral and cash collateral. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

At September 30, 2009, the value of securities on loan was:

	Optimum	Optimum	Optimum	Optimum	Optimum	Optimum
	Fixed Income	International	Large Cap	Large Cap	Small-Mid Cap	Small-Mid Cap
	Fund	Fund	Growth Fund	Value Fund	Growth Fund	Value Fund
Value	$31,615,416	$23,407,264	$50,106,641	$44,617,403	$23,719,311	$12,928,719
Cash collateral	32,419,337	24,604,485	51,452,987	46,049,547	24,401,725	13,373,020

9. Credit and Market Risk

Some countries in which the Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Large Cap Value Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

The Optimum Fixed Income Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Optimum Fixed Income Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

(continues)      91

Notes to financial statements

Optimum Fund Trust

9. Credit and Market Risk (continued)

The Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest in REITs and are subject to some of the risks associated with that industry. If the Funds hold real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2009. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause termination of the investment advisory agreement between DMC and the Funds, as well as termination of each of the sub-advisory agreements between DMC and the sub-advisers. As a result, a Special Meeting of Shareholders (Meeting) of the Funds was called for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Funds (New Agreement). The Meeting took place on November 12, 2009. Shareholders approved the New Agreement which will take effect upon the closing of the Transaction, which is currently anticipated to occur by on or about December 31, 2009. In addition, the Board has considered and approved new investment sub-advisory agreements between DMC and each of the sub-advisers, each to take effect upon the closing of the Transaction. These new sub-advisory agreements do not need to be approved by shareholders.

12. Subsequent Events

Effective September 30, 2009, the Funds adopted the amended provisions of Accounting Codification Section 855 (ACS 855) Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 18, 2009, the date of issuance of the Funds’ financial statements, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held June 10, 2009

At a meeting held June 10, 2009, the Board of Trustees, including a majority of non-interested or independent Trustees, approved renewal of the Investment Management Agreement between Delaware Management Company (“DMC” or “Management”) and each of the six separate funds within the Optimum Fund Trust (the “Funds”), as well as continuation of Sub-Advisory Agreements between DMC and the following sub-advisers: Columbia Wanger Asset Management, L.P. (Optimum Small-Mid Cap Growth Fund); Delafield Asset Management (Optimum Small-Mid Cap Value Fund); Fred Alger Management, Inc. (Optimum Large Cap Growth Fund); The Killen Group, Inc. (Optimum Small-Mid Cap Value Fund); Marsico Capital Management, LLC (Optimum Large Cap Growth Fund); Massachusetts Financial Services Company (Optimum Large Cap Value Fund); Mondrian Investment Partners Limited (Optimum International Fund); TCW Investment Management Company (Optimum Large Cap Value Fund and Optimum Fixed Income Fund); T. Rowe Price Associates, Inc. (Optimum Large Cap Growth Fund); and Wellington Management Company, LLP (Optimum Small-Mid Cap Growth Fund). The independent Trustees did not need to approve continuation of Sub-Advisory Agreements for Westwood Management Corp. and BlackRock Advisors, LLC because their selection as sub-advisers for the Optimum Small-Mid Cap Value Fund and the Optimum International Fund, respectively, had been approved at a Board meeting held December 9, 2008.

In reaching such decisions, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished specifically for the renewal reviews conducted at the June 10, 2009 Board meeting. Information furnished at Board meetings throughout the year included an analysis by DMC (with the assistance of its consultant, LPL Financial Corporation) of the investment performance of each Fund and its sub-advisers, presentations given the Board by portfolios managers from each sub-adviser on a rotating basis, and compliance reports and related certifications furnished by DMC and each sub-adviser. Material furnished specifically in connection with the renewals included: a memorandum from DMC discussing and analyzing the performance of each Fund and its respective sub-adviser(s); a description of fees charged by DMC and each sub-adviser showing them in each case to be competitive with those charged by them to other comparable investment companies or accounts; copies of the Investment Management and Sub-Advisory Agreements; a “due diligence” report describing various material items in relation to the personnel, organization and policies of DMC and the sub-advisers; and information on the fees and other benefits realized by DMC (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by DMC and its affiliates in performing such services. Information furnished specifically in connection with the renewal process also included a report for each Fund prepared by Lipper Inc. (“Lipper”) comparing each Fund’s investment performance and expenses with those of other mutual funds deemed comparable (“Lipper Report”).

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the Investment Management Agreement and related Sub-Advisory Agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the Investment Management Agreement and Sub-Advisory Agreements for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the Investment Management Agreement and continuation of the related Sub-Advisory Agreements were in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

Nature, Extent and Quality of Services. The Trustees were satisfied with the nature, extent and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations, the quality and thoroughness of the monitoring of each Fund’s investment performance conducted by DMC, reports furnished by DMC as to adherence with various compliance and procedural matters such as the Code of Ethics and fair value pricing, and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. Particular attention was given to the analysis and process involved in Management’s selection of sub-advisers in view of the appointments of new sub-advisers during 2008 to five of the six Funds. Consideration was also given to the due diligence, attention and high quality of services performed by management personnel of DMC and its affiliates in connection with the successful conversion and outsourcing of fund accounting operations to a subsidiary of The Bank of New York Mellon. The Trustees also noted that during the past year, DMC, like many other fund managers, had implemented cost savings, including employee reductions, and discussed with Management steps being taken to avoid any negative impact on the nature and quality of services being provided the Funds. The nature of the services of the sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds. The Board was, however, satisfied with the adherence by each sub-adviser with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on personal presentations made by sub-advisers’ portfolio managers and DMC reports of its discussions with the sub-advisers, as well as certificates and materials furnished at Board meetings.

Investment Performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the Meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract renewals. The Lipper Reports prepared for each individual Fund showed the annualized total return investment performance of its Class A shares in comparison with a Performance Universe selected by Lipper for the one year period ending March 31, 2009, as well as the three and five year periods ending that date. The following summarizes the performance results for each Fund and the Board’s view and in certain cases action taken based on such performance.

(continues)      93

Other Fund information
(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held June 10, 2009 (continued)

Optimum Fixed Income Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional intermediate investment-grade debt funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest quintile of its Lipper Performance Universe for the one and three year periods, and to also be in the second lowest quintile, but above the average of such Universe, for the five year period. The Trustees were not satisfied with such comparative results, but believed that Management was taking appropriate action to improve performance. In this respect, the Trustees noted that upon Management’s analysis and recommendation, TCW Investment Management Company had been selected to replace Aberdeen Asset Management Inc. as a sub-adviser to the Fund at a Board meeting held May 13, 2008.

Optimum International Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international multi-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the middle quintile of its Performance Universe for the one and three year periods and in the second lowest quintile, but within one percent of the Universe median, for the five year period. The Board was satisfied with efforts being taken by Management to improve performance, noting that upon Management’s analysis and its recommendation, BlackRock Advisors, LLC had been selected to replace AllianceBernstein LP as a sub-adviser to the Fund at a Board meeting held December 9, 2008.

Optimum Large Cap Growth Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest quintile of its Lipper Performance Universe for the one and three year periods and in the middle quintile of such Universe for the five year period. The Trustees were not satisfied with such comparative results, but believed that Management was taking appropriate action to improve performance. In this respect, the Trustees noted that upon Management’s analysis and recommendation, Fred Alger Management, Inc. had been selected as an additional sub-adviser to the Fund at a Board meeting held June 12, 2008.

Optimum Large Cap Value Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap value funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the upper half of its Lipper Performance Universe for the one year period and in the second highest quintile of such Universe for the three and five year periods. The Trustees were satisfied with such comparative performance.

Optimum Small-Mid Cap Growth Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest quintile of its Lipper Performance Universe for the one year period and in the lowest quintile of such Universe for the three and five year periods. The Trustees were not satisfied with such comparative results, but believed that Management was taking appropriate action to improve performance. In this respect, the Trustees noted that upon Management’s analysis and recommendation, Wellington Management Company, LLP had been selected to replace Oberweis Asset Management, Inc. as a sub-adviser to the Fund at a Board meeting held June 12, 2008.

Optimum Small-Mid Cap Value Fund – The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap value funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the lowest quintile of its Lipper Performance Universe for the one and three year periods and in the next to lowest quintile of such Universe for the five year period. The Trustees were not satisfied with such comparative results, but believed that Management was taking appropriate action to improve performance. In this respect, the Trustees noted that upon Management’s analysis and recommendation, Westwood Management Corp. had been selected to replace Hotchkis and Wiley Capital Management, LLC as a sub-adviser to the Fund at a Board meeting held December 9, 2008.

Comparative Expenses. Attention was also given to a comparative analysis of each Fund’s expenses, including management fees, in comparison to a group of other funds constituting its appropriate Lipper Expense Group. Lipper expense data is based upon information for the twelve months covered by each Fund’s most recent annual report and, as a result of the severe decline in mutual fund industry assets during the last quarter of 2008 and first quarter of 2009, is based on asset levels that are higher than the level currently existing for most funds. While recognizing the limitations inherent in Lipper’s methodology and recognizing that current expense ratios may increase as assets decline, the Trustees believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. The Trustees did, however, request that Management keep them advised as more current annual report expense information becomes available. The Lipper Report showed the actual total expenses of each Fund to be the highest or close to the highest in its respective Lipper Expense Group. The Trustees noted since the Fund’s inception, that DMC had reimbursed expenses and waived fees to the extent necessary to keep expenses of each Fund from exceeding certain percentage amounts and to the extent each Fund had grown, that its level of expenses had declined. The Trustees discussed in detail the expense waivers proposed by management to go into effect for each Fund as of August 1, 2009 in light of the overall decline in each Fund’s assets that had occurred during the past year, the resulting reduced profitability to Management, and the overall competitive universe in which the Funds compete. The Trustees also discussed efforts being taken by Management to reduce Fund expenses.

DMC’s Profitability; Economies of Scale. Based on the size of each Fund and the reimbursement or waiver of expenses by DMC, as well as other profitability information furnished them by DMC, the Trustees did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds were excessive. Trustees were also given information on profits being realized by the sub-advisers in relation to the services being provided to the Funds or in relation to the sub-adviser’s overall investment advisory business. The Board was also provided information on potential fall-out benefits derived or to be derived by DMC or the sub-advisers in connection with their relationship to the Funds such as soft dollar arrangements. The Trustees recognized that as the Funds get larger at some point, economies of scale may result in DMC realizing a larger profit margin on management services provided a Fund. The Trustees also noted that economies of scale are shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. The Optimum Small-Mid Cap Value Fund and Optimum Small-Mid Cap Growth Fund each had less than $78 million in assets at March 31, 2009, and the Trustees believed that at such asset levels no meaningful economies of scale existed. The investment management fees for all the other Funds contained breakpoints with each Fund’s asset size being at a high enough level to benefit from such breakpoints and, to the extent economies of scale may be realized in the management of any of these Funds, the Trustees believed such schedule of fees provided a sharing of benefits with the Fund and its shareholders.

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held August 27, 2009

At a meeting held on August 27, 2009, the Board of Trustees, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Investment Management Agreement (the “New Investment Management Agreement”) between Delaware Management Company (“DMC” or “Management”) and each of the six separate funds within the Optimum Fund Trust (the “Funds”), as well as new Sub-Advisory Agreements (the “New Sub-Advisory Agreements”) between DMC and the following sub-advisers (the “Sub-Advisers”): BlackRock Advisors, LLC (Optimum International Fund); Columbia Wanger Asset Management, L.P. (Optimum Small-Mid Cap Growth Fund); Delafield Asset Management (Optimum Small-Mid Cap Value Fund); Fred Alger Management, Inc. (Optimum Large Cap Growth Fund); The Killen Group, Inc. (Optimum Small-Mid Cap Value Fund); Marsico Capital Management, LLC (Optimum Large Cap Growth Fund); Massachusetts Financial Services Company (Optimum Large Cap Value Fund); Mondrian Investment Partners Limited (Optimum International Fund); TCW Investment Management Company (Optimum Large Cap Value Fund and Optimum Fixed Income Fund); T. Rowe Price Associates, Inc. (Optimum Large Cap Growth Fund); Wellington Management Company, LLP (Optimum Small-Mid Cap Growth Fund); and Westwood Management Corp. (Optimum Small-Mid Cap Value Fund).

The Board considered and approved the New Investment Management Agreement and New Sub-Advisory Agreements in connection with the following transaction: Lincoln National Corporation (“LNC”) and its indirect, wholly owned subsidiary, Lincoln National Investment Companies, Inc. (“LNIC”), entered into a definitive agreement (the “Transaction Agreement”), dated as of August 18, 2009, with Macquarie Bank Limited, whereby LNIC will sell all of the issued and outstanding capital stock of Delaware Management Holdings, Inc. (“DMHI”) to Macquarie Bank Limited (or a subsidiary thereof) (the “Transaction”). Macquarie Group Limited and its various subsidiaries (including Macquarie Bank Limited) are referred to collectively as “Macquarie Group”. DMHI and its subsidiaries are referred to collectively as “Delaware Investments.” Certain Fund service providers are subsidiaries of DMHI and will be included in the Transaction, including DMC. The consummation of the Transaction will result in a change of control of DMC, and thus the assignment and automatic termination of the current Investment Management Agreement between DMC and the Funds that was approved by the Board on June 10, 2009 (the “Current Investment Management Agreement”). Each current sub-advisory agreement previously approved by the Board (the “Current Sub-Advisory Agreements”) will also automatically terminate upon the termination of the Current Investment Management Agreement. Therefore, in anticipation of the closing of the Transaction, the Board considered the approval of the New Investment Management Agreement and the New Sub-Advisory Agreements through telephonic conference calls and at an in-person Board meeting on August 27, 2009.

To assist the Board in considering the New Investment Management Agreement, DMC provided materials and information about Macquarie Group and about the Transaction provided in advance of the August 27, 2009 in-person meeting. In considering the New Sub-Advisory Agreements, the Board relied on a general update of information furnished at previous Board meetings for each Sub-Adviser, including its organization, policies and fees, along with current performance information also provided in advance of the August 27, 2009 Board meeting. The Independent Trustees, together with independent legal counsel, participated in multiple telephonic conference calls with representatives of DMC in advance of the in-person Board meeting, at which the Transaction and future plans for DMC and the Funds were discussed. In addition, the Independent Trustees met separately along with independent counsel to discuss materials furnished them and the legal standards and certain other considerations relevant to their approval of the New Investment Management Agreement and New Sub-Advisory Agreements.

At the in-person meeting and telephonic conference calls, the Trustees discussed the Transaction with Management and a representative of Macquarie Group (at the in-person meeting), including the strategic rationale for the Transaction, and Macquarie Group’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Macquarie Group (at the in-person meeting) responded to questions from the Board. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, certain employees and officers of DMHI and DMC in connection with the Transaction.

In connection with the Board’s review of the New Investment Management Agreement, DMC and/or Macquarie Group advised the Trustees about a variety of matters, including the following:

  No material changes are currently contemplated as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes are currently contemplated in the operation of DMC under Macquarie Group.

  Macquarie Group has no present intention to cause DMC to change its existing expense waiver and reimbursement policy for the Funds as a result of the Transaction.

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Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held August 27, 2009 (continued)

  Under the Transaction Agreement, Macquarie Bank Limited has agreed to conduct, and cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction.

In addition to the information provided by DMC and Macquarie Group as described above, the Board also considered, among other factors, the following:

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia and in other parts of the world.

  The terms and conditions of the New Investment Management Agreement and New Sub-Advisory Agreements, including that the contractual fee rates under the New Investment Management Agreement and New Sub-Advisory Agreements, will remain the same.

  The Board’s review of those Sub-Advisory Agreements approved at its December 9, 2008 Board meeting and its full annual review of the Current Investment Management Agreement and those Current Sub-Advisory Agreements reviewed at its in-person meeting in June 2009 as required by the 1940 Act and their determination (i) that DMC and the Sub-Advisers have the capabilities, resources, and personnel necessary to provide the satisfactory investment management services currently provided to each Fund, and (ii) that the management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represent reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of their reasonable judgment.

  Under the Transaction Agreement, LNIC and Macquarie Bank Limited have agreed to bear the expenses of the Funds in connection with the Board’s consideration of the New Investment Management Agreement and New Sub-Advisory Agreements and related agreements and the costs of any proxy solicitation related thereto.

In making its decision relating to the approval of the Funds’ New Investment Management Agreement and New Sub-Advisory Agreements, the Independent Trustees gave attention to all information furnished, however, the following discussion identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Management Agreement and New Sub-Advisory Agreements.

Nature, Extent, and Quality of Services. The Board considered services provided by DMC and its affiliates to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Management Agreement will be substantially similar to the Current Investment Management Agreement, and therefore considered the review conducted at the June 10, 2009 Board meeting and the accomplishments of DMC over the prior year. In this regard, the Board’s review was based upon factors such as the background and experience of the executives and other management personnel involved in the Funds’ operations, the quality and thoroughness of the monitoring of each Fund’s investment performance conducted by DMC, reports furnished by DMC as to adherence with various compliance and procedural matters such as the Code of Ethics and fair value pricing, and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. Particular attention was given to the analysis and process involved in management’s selection of Sub-Advisers in view of the appointments of new sub-advisers during 2008 to five of the six Funds. Consideration was also given to the due diligence, attention, and high quality of services performed by management personnel of DMC and its affiliates in connection with the successful conversion and outsourcing of fund accounting operations to a subsidiary of The Bank of New York Mellon. The Trustees also noted that during the past year, DMC, like many other fund managers, had implemented cost savings, including employee reductions, and discussed with management steps being taken to avoid any negative impact on the nature and quality of services being provided the Funds. In reviewing the nature, extent, and quality of services for the Sub-Advisers, the Board also considered that the New Sub-Advisory Agreements will be substantially similar to the Current Sub-Advisory Agreements, and therefore considered information furnished them at previous Board meetings and a general update of that information provided in advance of the August 27, 2009 Board meeting. In particular, the Board’s review was based primarily upon the Funds’ / Sub-Advisers’ investment performance, and the Board also considered the Sub-Advisers’ adherence to certain Fund investment guidelines and to Fund compliance policies and procedures.

Based on information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction (i) in the personnel or operations of DMC or (ii) in third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Management Agreement. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the closing of the Transaction as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the approval of the Current Investment Management Agreement and Current Sub-Advisory Agreements at the in-person meeting in June 2009. At that meeting, the Board reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), for each Fund showing the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). The Lipper reports prepared for each individual Fund showed the annualized total return investment performance of its Class A shares in comparison with a Performance Universe selected by Lipper for the one-year period ending March 31, 2009, as well as the three- and five-year periods ending on that date. At its meeting on August 27, 2009, the Board also reviewed the more recent investment performance of the Funds, including performance information on those new Sub-Advisers approved at the December 9, 2008 Board meeting whose Agreements were not subject to renewal approved at the June, 2009 Board meeting. The Board was either satisfied with the performance of the Funds, or the Board believed that management was taking appropriate action to improve performance.

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Management Agreement nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of each Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any change in the portfolio management of the Funds, (ii) the Funds expenses were not expected to increase as a result of the Transaction, (iii) under the Transaction Agreement, LNIC and Macquarie Bank Limited have agreed to bear the expenses of the Funds in connection with the Board’s consideration of the New Investment Management Agreement and New Sub-Advisory Agreements and related agreements and the costs of any proxy solicitation, and (iv) there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.

Comparative Expenses. The Board considered the expense comparison data for the Funds that it had previously considered at the June 10, 2009 Board meeting. At that meeting, the Board reviewed information on pricing levels and fee structures for the Funds and a comparative group of similar funds as selected by Lipper (the “Expense Group”). The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of the Expense Group. In addition, the Board noted that since each Fund’s inception DMC had reimbursed expenses and waived fees to the extent necessary to keep expenses of each Fund from exceeding certain percentage amounts and to the extent each Fund had grown, that its level of expenses had declined. The Board also discussed efforts being taken by management to reduce Fund expenses. At the August 27, 2009 meeting, the Board noted that the prior Lipper data on comparative expenses for the Funds remained a useful guide for evaluating Fund expenses. The Board did, however, request that management keep them advised as more current annual report expense information becomes available for comparative funds.

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Management Agreement nor the New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) the contractual fee rates under the New Investment Management Agreement and New Sub-Advisory Agreements would remain the same, (ii) there was no current intention to change DMC’s existing expense waiver and reimbursement policy as a result of the Transaction, (iii) under the Transaction Agreement, LNIC and Macquarie Bank Limited have agreed to bear the expenses of the Funds in connection with the Board’s consideration of the New Investment Management Agreement and New Sub-Advisory Agreements and related agreements and the costs of any proxy solicitation, and (iv) consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the closing of the Transaction.

DMC’s Profitability; Economies of Scale. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. The Board had previously considered the level of profits realized by DMC in connection with the operation of the Funds at its June 2009 meeting. At that meeting, the Board reviewed the size of each Fund and the reimbursement or waiver of expenses by DMC, as well as other profitability information furnished them by DMC and the Sub-Advisers. The Board was also provided information on potential fall-out benefits derived or to be derived by DMC and the Sub-Advisers in connection with their relationship to the Funds such as the prestige and visibility associated with their roles as investment manager to the Funds. Based on these items provided at the June 2009 meeting, the Board did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds was excessive. At the August 27, 2009 meeting, the Board noted that the updated profitability information furnished by DMC remained consistent with the profitability information presented in connection with the June 2009 review. Moreover, the Board reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Management Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Management Agreement as was the case under the Current Investment Management Agreement. The Board also concluded that because services and costs were expected to be substantially the same under the New Investment Management Agreement as under the Current Investment Management Agreement, the profitability of Delaware Investments would not materially change as a result of the Transaction.

The Board further recognized that as the Funds get larger at some point, economies of scale may result in DMC realizing a larger profit margin on management services provided a Fund. The Board also noted that economies of scale are shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective management fee rate declines. At the June 2009 meeting, the Board concluded that the Optimum Small-Mid Cap Value Fund and Optimum Small-Mid Cap Growth Fund each had such small asset levels that no meaningful economies of scale existed. The Board also noted that the investment management fees for all of the other Funds contained breakpoints with each Fund’s asset size being at a high enough level to benefit from such breakpoints and, to the extent economies of scale may be realized in the management of any of these Funds, the Trustees believed such schedule of fees provided a sharing of benefits with the Fund and its shareholders. At the August 27, 2009 meeting, the Board believed that the preceding factors regarding the Funds’ potential economies of scale remained the same. The Board also noted

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Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held August 27, 2009 (continued)

Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Based on the foregoing, the Board concluded that the Transaction would not have an immediate impact on economies of scale realized by DMC in providing management services to the Funds.

Fall-Out Benefits. The Board concluded that Macquarie Group and Delaware Investments may derive reputational and other benefits from their association with the Funds, including service relationships with Delaware Investments service providers the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds.

The Transaction Agreement. The Board reviewed key terms of the Transaction Agreement. The Board considered the calculation of the purchase price for Delaware Investments, including the requirements for obtaining consents to the change in control from Delaware Investments’ advisory clients, such as the Funds. The Board noted that Delaware Investments ability to continue to manage the general account assets of certain LNC subsidiaries. The Board also considered certain key representations, warranties, and covenants made by the parties to the Transaction Agreement, including those related Section 15(f) of the 1940 Act, indemnification, and the overall compensation plan available to employees of Delaware Investments following the Transaction. The Board also considered that under the Transaction Agreement, LNIC and Macquarie Bank Limited have agreed to bear the expenses of the Funds in connection with the Board’s consideration of the New Investment Management Agreement and New Sub-Advisory Agreements and related agreements and the costs of any proxy solicitation. On the basis of this review, as well as other information provided by DMC and Macquarie Group, the Board concluded that the Transaction would not be expected to have material adverse consequences for the Funds or their shareholders.

Board Review of Macquarie Group. The Board reviewed detailed information regarding Macquarie Group. As previously noted, the Board considered pro forma balance sheets for certain key companies in Delaware Investments as of June 30, 2009, and Delaware Investments’ ability to continue to provide the same level and quality of services to the Funds. The Board noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the closing of the Transaction, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction. Macquarie Group generally discussed other potential synergies with Delaware Investments’ current capabilities that it could explore following the acquisition. Macquarie Group also described its proposed changes to Delaware Investments’ corporate governance, primarily through the anticipated addition of certain Macquarie Group officers to DMHI’s board of directors.

The Board considered favorably Macquarie Group’s statement that it had no current intention to change the executive, administrative, investment or support staff of Delaware Investments in any significant way as a result of the Transaction. The Board also noted Macquarie Group’s plans in regards to compensation and benefits, including short-term and long-term incentive compensation and equity interests for certain employees. In addition, Macquarie Group described its current intention to enhance certain administrative and operational areas of DMC following the Transaction, including in the areas of information technology and risk management. The Board also considered Macquarie Group’s general intention to leave the Funds’ current service provider relationships in place, and it discussed with Macquarie Group its plans for the internal audit group.

The Board concluded that Macquarie’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders, based in part on the information provided by DMC and Macquarie Group regarding Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States.

DMC and Macquarie Group noted to the Board that, as a subsidiary of an Australian authorized deposit-taking institution, Delaware Investments would become subject to certain Australian regulatory oversight and requirements following the Transaction, including those related to disclosure, fund holdings, affiliated transactions, advisory agreements, and expense limitations. DMC and Macquarie Group also noted to the Board that certain exemptive relief that had been provided to Macquarie Group by the Australian bank regulator in anticipation of the Transaction, and the Board was informed of the nature of future relief that may be required. Based on the information provided and representations made by DMC and Macquarie Group, the Board concluded that the Australian bank regulatory requirements would not have a material effect on the Funds or their shareholders, including DMC’s ability to continue in its discretion to provide expense limitations and reimbursements to the Funds.

The Board noted that DMC and the Sub-Advisers may place brokerage transactions with a broker/dealer affiliate of Macquarie Group and receive research in connection with those transactions. Other Macquarie Group affiliates participate in underwriting syndicates for securities offerings outside of the United States. Fund management represented to the Board that it will regularly monitor brokerage transactions with Macquarie Group affiliates for compliance with the requirements of Section 15(f) and Rules 17e-1 and 10f-3 of the 1940 Act and to ensure compliance with the Funds’ procedures under such Rules, and report to the Board as appropriate.

Conclusion. The Board of the Funds, including a majority of the Independent Trustees, approved the New Investment Management Agreement and New Sub-Advisory Agreements, concluding that the management fee rates under each are reasonable in relation to the services provided and that the New Investment Management Agreement and New Sub-Advisory Agreements are in the best interests of the shareholders. In approving the New Investment Management Agreement and New Sub-Advisory Agreements, the Board noted that it anticipated reviewing the continuance of the agreements in advance of the expiration of the initial two-year period.

Board Consideration of Sub-Advisory Agreement with Tocqueville Asset Management, L.P. at Meeting Held September 22, 2009

Until September 28, 2009, the Delafield Asset Management Division of Reich & Tang Asset Management, LLC (“Delafield”) served as a sub-adviser to the Optimum Small-Mid Cap Value Fund. On September 28, 2009, the portfolio management team and certain support staff of Delafield joined Tocqueville Asset Management, L.P. (“Tocqueville”). In anticipation of this transaction, at an Optimum Fund Trust Board meeting held on September 22, 2009 the Board of Trustees, including a majority of non-interested or independent Trustees, approved the termination of the sub-advisory agreement with Delafield, effective upon the portfolio management team of Delafield joining Tocqueville, and the following sub-advisory agreements between Delaware Management Company (“DMC” or “Management”) and Tocqueville for the Optimum Small-Mid Cap Value Fund (the “Fund”): (i) an initial sub-advisory agreement to become effective upon the portfolio management team of Delafield joining Tocqueville (which occurred on September 28, 2009); and (ii) a subsequent sub-advisory agreement with identical terms to become effective upon the closing of the Transaction (defined above in the Board considerations description for the August 27, 2009 Board meeting), at which time the initial sub-advisory agreement with Tocqueville will terminate. If the Transaction is not completed, the subsequent sub-advisory agreement with Tocqueville will not go into effect and the initial sub-advisory agreement with Tocqueville will continue in effect. The initial sub-advisory agreement and the subsequent sub-advisory agreement between DMC and Tocqueville are collectively referred to as “Sub-Advisory Agreements” below.

In reaching the decision to approve Tocqueville, the Board considered and reviewed information about Tocqueville, including its personnel and operations, which had been provided by Tocqueville. The Board also reviewed material furnished by DMC (with the assistance of its consultant, LPL Financial Corporation), including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by Tocqueville; research and analysis concerning DMC’s proposal of Tocqueville; a description of Tocqueville’s proposed sub-advisory fees under the Sub-Advisory Agreements; information concerning Tocqueville’s organizational structure and the experience of its investment management personnel; a “due diligence” report describing various material items in relation to Tocqueville’s personnel, organization and policies; copies of Tocqueville’s compliance policies and procedures and its Code of Ethics; and copies of the Sub-Advisory Agreements.

In considering such information and materials, the independent Trustees received assistance from and met separately with independent counsel. The materials prepared by Management specifically in connection with the approval of the Sub-Advisory Agreements were sent to the independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its consideration of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services to be provided by Tocqueville, the Board specifically considered that the Sub-Advisory Agreements contain substantially similar provisions to those in the prior Delafield sub-advisory agreement for the Fund. The Board also considered the representation from Tocqueville that the Delafield portfolio managers who have managed the sleeve of the Fund previously allocated to Delafield since its inception would continue to act as portfolio managers to the Fund on behalf of Tocqueville pursuant to their existing investment strategy. Based on this representation, the quality of the services to be provided by Tocqueville was considered primarily in respect to the prior investment performance of Delafield on its sleeve of the Fund. Also, the Board considered the compatibility of the Fund’s sub-advisers’ investment philosophies and methodologies, and noted that Management had taken steps over the prior year to improve performance. Based upon these considerations, the Board determined that the nature, extent and quality of the services to be provided by Tocqueville under the Sub-Advisory Agreements were satisfactory.

Investment Performance. As noted above, the Board placed weight on Tocqueville’s representation that there are no planned changes with respect to the Delafield personnel currently responsible for security selection and portfolio management of its portion of the Fund after Delafield personnel joined Tocqueville. Therefore, the Board placed significant emphasis on Delafield’s prior investment performance on its sleeve of the Fund. While consideration was given to performance reports and discussions throughout the year, particular attention in assessing performance was given to Delafield’s performance on its portion of the sleeve to date relative to the Fund’s peers and benchmark. The Board was satisfied with such performance. The Board believed such information and analysis evidenced the benefits to the Fund and high quality of portfolio management services expected to be provided by Tocqueville under the Sub-Advisory Agreements.

Sub-Advisory Fee; Profitability; and Economies of Scale. The Board was provided with a description of fees to be charged by Tocqueville under the Sub-Advisory Agreements which showed them to be identical to the sub-advisory fees from the existing Delafield sub-advisory agreement for the Fund, and to be competitive with those to be charged by Tocqueville to other comparable investment companies or accounts. The Board was informed that Tocqueville may receive certain fall-out benefits in connection with its relationship with the Fund, such as soft-dollar arrangements. The Board also noted that the management fee paid by the Fund to DMC would stay the same, and that DMC’s profitability should not be affected by approving the Sub-Advisory Agreements with Tocqueville since the sub-advisory fees are remaining the same as the fees for Delafield. Information about Tocqueville’s estimated profitability from its relationship with the Fund was not available because it had not begun to provide services to the Fund. The Board also noted that economies of scale are shared with the Fund and its shareholders through DMC’s investment management fee breakpoints, so that as the Fund grows in size its effective management fee rate declines. Based upon such facts, the Board believed that the fees to be charged by Tocqueville under the Sub-Advisory Agreements were fair and reasonable in relation to the services being provided.

About the organization

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the Fact Sheet for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Mark S. Casady
Chairman and
Chief Executive Officer
LPL Financial Corporation

Theodore K. Smith
Executive Vice President
Delaware Investments

Robert J. Christian
Private Investor

Nicholas D. Constan
Adjunct Professor —
University of Pennsylvania

Durant Adams Hunter
Principal — Ridgeway Partners

Stephen Paul Mullin
Senior Vice President — Econsult Corporation

Robert A. Rudell
Private Investor

Jon Edward Socolofsky
Private Investor

Affiliated officers

David F. Connor
Vice President,
Deputy General Counsel
and Secretary
Optimum Fund Trust
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Optimum Fund Trust
Philadelphia, PA

David P. O’Connor
Senior Vice President,
General Counsel
and Chief Legal Officer
Optimum Fund Trust
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Optimum Fund Trust
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 914-0278

For securities dealers
and financial institutions
representatives only
800 362-7500

Web site
www.optimummutualfunds.com

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Forms N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 914-0278; (ii) on the Fund’s Web site at www.optimummutualfunds.com ; and (iii) on the Commission’s Web site at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.optimummutualfunds.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Optimum Fund Trust

THEODORE K. SMITH
By:	Theodore K. Smith
Title:	Chief Executive Officer
Date:	December 4, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

THEODORE K. SMITH
By:	Theodore K. Smith
Title:	Chief Executive Officer
Date:	December 4, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 4, 2009